Registration No. 333-175768
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 11
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 15
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)

Britney Schnathorst
Principal National Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Principal Variable Universal Life Income III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__    on May 1, 2020 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
(the “Policy”)

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2020.

This prospectus describes an individual-flexible premium variable universal life insurance policy offered by the Company.
As in the case of other life insurance policies, it may not be in Your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.
This prospectus provides information that You should know before buying a Policy. It is accompanied by current prospectuses for the Underlying Mutual Funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Not all the contract provisions, benefits, programs, features, and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

SUMMARY: BENEFITS AND RISKS
This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
POLICY BENEFITS
Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are calculated as of the date of death of the Insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES — Death Proceeds);

•	minus Loan Indebtedness;

•
minus any overdue Monthly Policy Charges (Overdue Monthly Policy Charges arise when a Policy is in a grace period and the Net Surrender Value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option.
The Policy provides for three death benefit options. A death benefit option is elected on the application. We will issue the Policy with Death Benefit Option 1 if You do not elect a death benefit option on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The Policy Value reflects Your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the Fixed Accounts, and/or the investment experience of the Divisions. There is no guaranteed minimum Division value.
For eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications, Your policy may be credited with an Account Value Enhancement. The Account Value Enhancement is not guaranteed. See DEATH BENEFITS AND POLICY VALUES-Account Value Enhancement.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value.
Full Surrender
The Policy may be surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the Owner. The surrender charge does not apply to partial surrenders.
Adjustment Options
The Face Amount may be increased or decreased unless the Policy is in a grace period or if Monthly Policy Charges are being waived under a rider.
Face Amount Increase
The minimum amount of an increase is $50,000 ($10,000 for special underwriting programs) and is subject to Our underwriting guidelines in effect at the time the increase is requested.
Face Amount Decrease
On or after the first policy anniversary, a decrease in Face Amount may be requested if the request does not decrease the Face Amount below $100,000. Cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount.

Maturity Proceeds
If the Insured is living on the Policy Maturity Date, We will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
POLICY RISKS

Risks of Poor Investment Performance
Your Policy Value will fluctuate depending on the investment performance of the Divisions to which You allocate Your premium payments. Poor investment performance could diminish Your entire Policy Value and death benefit.
Positive investment performance does not guarantee that Your Policy Value will equal the total of Your premium payments after deducting applicable Policy and rider charges. Certain Policy and rider charges are higher during earlier Policy Years than during subsequent Policy Years. This has a more negative impact on Policy Value during earlier Policy Years, making the Policy not suitable as a short-term savings vehicle.
Policy Termination (Lapse)
Surrender charges apply in the first ten Policy Years (and the first ten Policy Years after a face increase) and reduce the Policy Value available to collect policy charges. A Policy will enter a grace period and is at risk of terminating (meaning You will no longer have any life insurance coverage) if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge, unless (i) during the first ten Policy Years, the no-lapse guarantee test is met or (ii) after the first ten Policy Years, the Policy has the Death Benefit Guarantee Rider and its terms are met. A policy may be at risk of terminating due to insufficient premium payments, poor investment results, partial surrenders, or Loan Indebtedness. If a Policy is at risk of terminating, We will notify You that the Policy will terminate without value unless You make a required premium payment by the end of the grace period. A Policy may be reinstated within three years after it has lapsed, subject to certain conditions.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders

•
Two unscheduled partial surrenders may be made in a Policy Year. An unscheduled partial surrender may not be less than $500. The total of the amount(s) surrendered may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year).

•	The Face Amount may be reduced by the amount of the unscheduled partial surrender.
Scheduled Partial Surrenders

•	Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis.

•	Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).

•	The Face Amount may be reduced by the amount of the scheduled partial surrender.
Full Surrenders
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
Adverse Tax Consequences
Termination of the Policy for any reason other than death of the Insured may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
Distributions from a Modified Endowment Contract during the life of the Insured are taxed as if the Policy is a deferred annuity; therefore, partial surrenders and loans may be taxable as ordinary income to the extent there are earnings in the Policy.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and Your circumstances or the circumstances of the Policy’s beneficiary(ies) if You or the Insured dies.
There are other tax issues to consider when You own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each Underlying Mutual Fund may be found in the Underlying Mutual Fund’s prospectus. As with all mutual funds, as the value of an Underlying Mutual Fund’s assets rise or fall, the fund’s share price changes. If You sell Your Units in a Division (each of which invests in an Underlying Mutual Fund) when their value is less than the price You paid, You will lose money.
Equity Funds
The biggest risk is that the fund’s returns may vary, and You could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an Underlying Mutual Fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an Underlying Mutual Fund’s portfolio could also decrease if the stock market goes down.
Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Underlying Mutual Fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.
International Funds
The international Underlying Mutual Funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.
Fund of Funds
A fund of funds is subject to the particular risks of the underlying funds in the proportions in which the fund of funds invests in them, and its share prices will fluctuate as the prices of underlying funds shares rise or fall with changing market conditions. In addition, a fund of funds indirectly bears its pro rata share of the management fees incurred by the underlying funds. Thus, the cost of investing in a fund of funds will generally be higher than the cost of investing in a fund that invests directly in individual stocks and bonds.
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.

SUMMARY: FEE TABLES

The following tables describe fees and expenses that You will pay when buying, owning, and surrendering the Policy.

For Policies with a Policy Date on or after May 16, 2015(1)
This table describes the fees and expenses that You will pay at the time that You buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
(For Policies with a Policy Date on or after May 16, 2015)(1)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid
Current		4.00% of premium paid(3)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(4) (full surrender of Policy)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative insured is a 40-year old male in Policy Year one)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer(5)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)(6)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(7)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current	Year 1	1.00% of premium paid in excess of Target Premium
	Years 2-7	3.00% of premium paid in excess of Target Premium

This table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including Underlying Mutual Fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
(For Policies with a Policy Date on or after May 16, 2015)(1)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(4)	monthly
Maximum		$83.33 per $1,000 of Net Amount At Risk(7)
Minimum		$0.01 per $1,000 of Net Amount At Risk(7)
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.05 per $1,000 of Net Amount At Risk(7)
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.00% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month(8)
Monthly Policy Issue Charge(4)	monthly
Maximum		$0.46 per $1,000 of Face Amount
Minimum		$0.05 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.19 per $1,000 of Face Amount
Net Policy Loan Charge(9)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(10)
Current		1.50% of Loan Indebtedness per year(10)
Optional Insurance Benefits(11)
Accelerated Benefit Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(10)
Death Benefit Advance Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(12)
Current		5.50% of death proceeds advance per year(10)
Salary Increase Rider(13)	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(4)	monthly
Maximum		$0.51 per $1,000 of Net Amount At Risk(7)
Minimum		$0.01 per $1,000 of Net Amount At Risk(7)
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.02 per $1,000 of Net Amount At Risk(7)
Waiver of Specified Premium Rider(4)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.40 per $100 of Planned Periodic Premium

For Policies with a Policy Date before May 16, 2015
This table describes the fees and expenses that You will pay at the time that You buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
(For Policies with a Policy Date before May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid up to Target Premium(2)
Current		4.25% of premium paid up to Target Premium(2)(3)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(4)(14) (full surrender of Policy)	from surrender proceeds
Maximum		$56.93 per $1,000 of Face Amount
Minimum		$7.62 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative insured is a 40-year old male in Policy Year one)		$17.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer(5)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		None
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/ cash value corridor test)(6)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(7)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current		3.00% of premium paid in excess of Target Premium

This table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including Underlying Mutual Fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
(For Policies with a Policy Date before May 16, 2015)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(4)	monthly
Maximum		$83.33 per $1,000 of Net Amount At Risk(7)
Minimum		$0.01 per $1,000 of Net Amount At Risk(7)
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.09 per $1,000 of Net Amount At Risk(7)(15)
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.15% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month(8)
Monthly Policy Issue Charge(4)	monthly
Maximum		$1.23 per $1,000 of Face Amount(16)
Minimum		$0.04 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.11 per $1,000 of Face Amount
Net Policy Loan Charge(9)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(10)
Current		1.50% of Loan Indebtedness per year(10)
Optional Insurance Benefits(11)
Accelerated Benefit Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(10)
Death Benefit Advance Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(12)
Current		5.50% of death proceeds advance per year(10)
Salary Increase Rider(13)	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(4)	monthly
Maximum		$0.51 per $1,000 of Net Amount At Risk(7)
Minimum		$0.01 per $1,000 of Net Amount At Risk(7)
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.02 per $1,000 of Net Amount At Risk(7)
Waiver of Specified Premium Rider(4)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.40 per $100 of Planned Periodic Premium

Minimum and Maximum Total Operating Expenses(17)
The following table shows the minimum and maximum total operating expenses charged by any of the Underlying Mutual Funds that You may pay periodically during the time that You own the Policy. More detail concerning the fees and expenses of each Underlying Mutual Fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2019	Minimum	Maximum
Total annual Underlying Mutual Fund operating expenses (expenses that are deducted from Underlying Mutual Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.40%

(1)	In states where all May 16, 2015 Modifications are approved; otherwise, we apply the charge(s) in effect for Policies with a Policy Date before May 16, 2015.

(2)	Premium paid up to Target Premium. Sales charge on premium paid in excess of Target Premium is less. See CHARGES AND DEDUCTIONS - Premium Expense Charge for more detail.

(3)
For Policies with a Policy Date on or after May 16, 2015, this charge reduces to 2.00% after the first Policy Year. For Policies with a Policy Date before May 16, 2015, this charge reduces to 3.00% after the first Policy Year.

(4)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. To obtain more information about the charge that would apply to You, contact Your registered representative or call 1-800-247-9988 and request personalized illustrations.

(5)
Please note that in addition to the fees shown, restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the Underlying Mutual Funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(6)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(7)	See GLOSSARY for definition.
(8) This charge decreases to $10 per month after the first Policy Year.

(9)	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.

(10)	This charge decreases after Policy Year ten.

(11)
Rates shown assume Insured’s risk class is standard or better. For more information, see CHARGES AND DEDUCTIONS – Optional Insurance Benefits Charges; also, see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(12)
The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

(13)	See GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits for more information on how the rider benefit is determined.

(14)
For Policies with an application signature date or Policy Date before March 23, 2015, if Your total surrender charge (calculated as described in “CHARGES AND DEDUCTIONS-Surrender Charge”) would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement), We will apply the more favorable surrender charge to You. The surrender charge rate and percentage stated in the May 1, 2014 prospectus prior to any supplement is attached as Appendix E.

(15)	The stated charge is less than the amount stated in the Prospectus dated May 1, 2014 (prior to any supplement) and applies to all policies regardless of application signature date or Policy Date.

(16)
For Policies with an application signature date or Policy Date before March 23, 2015, the maximum Monthly Policy Issue Charge We will apply is $1.09 (the amount stated in the Prospectus dated May 1, 2014 prior to any supplement).

(17)
Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

GLOSSARY

Account Value – Your Policy Value excluding any values your Policy has in the Loan Account.
Adjustment – change to Your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – is the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Death Benefit Guarantee Premium Requirement – The amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
Division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a Division is variable and is not guaranteed. The "money market Division" refers to the Fidelity VIP Government Money Market Division.
Dollar Cost Averaging – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or money market Division, into other Division(s).
DCA (Dollar Cost Averaging) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.
Effective Date – the date on which all requirements, including initial premium, for issuance of a Policy have been satisfied.
Face Amount – the amount used to determine the death benefit.
Fixed Account – the portion of the Policy Value that is held in Our General Account.
Fixed DCA Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.
General Account – assets of the Company other than those allocated to any of Our Separate Accounts.
Initial Face Amount – is the original Face Amount that was in effect on the Policy Date.
Insured – the person named as the “insured” on the most recent application for the Policy. The Insured may or may not be the Owner.
Loan Account – That portion of the Policy Value held in the General Account that reflects the Loan Indebtedness.
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
May 16, 2015 Modifications – Policy terms and conditions described in this prospectus for Policies with a Policy Date on or after May 16, 2015, which include: changes to Transaction Fees and Periodic Charges described in "Summary: Fee Tables;" changes to the Premium Expense Charge, Asset Based Charge, and Monthly Policy Issue Charge described in "Charges and Deductions;" changes to the availability of the Return of Cost of Insurance Rider; and the addition of the Account Value Enhancement.
For Policies with a Policy Date on or after May 16, 2015, We will apply the foregoing terms and conditions only in states where all May 16, 2015 Modifications have been approved; in states where all May 16, 2015 Modifications have not been approved, We will apply the terms and conditions in effect for Policies with a Policy Date before May 16, 2015.
Maximum Premium Expense Charge – the maximum charge deducted from premium payments to cover a sales charge and taxes (federal, state and local).
Monthly Date – the day of the month which is the same day as the Policy Date.

Example:	If the Policy Date is September 5, 2007, the first Monthly Date is October 5, 2007.

Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge, monthly policy issue charge, and asset based charge in effect on the Monthly Date.
Net Amount At Risk – the amount upon which cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0016516; minus

•	the Policy Value at the beginning of the policy month calculated as if the Monthly Policy charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
No-Lapse Guarantee Monthly Premium – a premium which is required to be paid in order to guarantee the Policy will not terminate in the first ten years.
Notice – any form of communication received in Our home office which provides the information We need which may be in writing or another manner that We approve in advance. In states where permitted, We will require You to use the form(s) We provide for certain Notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust Your policy.
Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency You plan to pay.
Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined; the Policy Date may not be in the future and will never be the 29th, 30th, or 31st of any month.
Policy Maturity Date – the policy anniversary nearest the Insured’s 121st birthday.
Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.

Example:	If the Policy Date is November 21, 2008, the first Policy Year ends on November 20, 2009. The first policy anniversary falls on November 21, 2009.
Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.
Prorated Basis – is the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.
Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by Us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – Policy Value minus any surrender charge.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.
Underlying Mutual Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.
We, Us, Our – Principal National Life Insurance Company. We are also referred to throughout this prospectus as the Company.

Written Request – actual delivery to the Company at Our home office of a written Notice or request, signed and dated, on a form We supply or approve. Your Notices may be mailed to Us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
You, Your – the Owner of the Policy.

CORPORATE ORGANIZATION AND OPERATION

The Company
The Company is a stock life insurance company. Its home office is located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
General Account
Our general obligations and any guaranteed benefits under the Policy are supported by Our General Account and are subject to the Company’s claims-paying ability. A Policy Owner should look to the financial strength of the Company for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, You may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the funds.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Separate Account under Iowa law on November 28, 2007. It is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Mutual Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The Underlying Mutual Funds are NOT available to the general public directly. They are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, You should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any Underlying Mutual Fund may differ substantially from the investment performance of a publicly traded mutual fund.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a registered representative or by contacting Our home office at 1-800-247-9988. A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.
The TABLE OF SEPARATE ACCOUNT DIVISIONS contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each Division.

There is no assurance that the value of Your Policy will equal the total of Your premium payments. Even if a Division’s performance has positive yields, Your Policy Value may still be less than the total of Your premium payments after deducting for applicable Policy and rider charges.
Deletion or Substitution of Investments
We reserve the right to make certain changes if, in Our judgment, they best serve Your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, We will obtain Your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes We may make include:

•	transfer assets in any Division to another Division or to the Fixed Account;

•	add, combine or eliminate Divisions; or

•	substitute the shares of a Division for shares in another Division:

•	if shares of a Division are no longer available for investment; or

•	if in Our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If We eliminate or combine existing Divisions or transfer assets from one Division to another, You may change allocation percentages and transfer any value in an affected Division to another Division(s) and/or the Fixed Account without charge. You may exercise this transfer privilege until the later of 60 days after (a) the effective date of the change, or (b) the date You receive notice of the options available. You may only exercise this right if You have an interest in the affected Division(s).
Voting Rights
We vote shares of the Underlying Mutual Funds owned by the Separate Account according to the instructions of Policy Owners.
We will notify You of shareholder meetings of the mutual funds underlying the Divisions in which You hold Units. We will send You proxy materials and instructions for You to provide voting instructions to Us. We will arrange for the handling and tallying of proxies received from You and other Policy Owners. If You give no voting instructions, We will vote those shares in the same proportion as shares for which We received instructions.
We determine the number of fund shares that You may instruct Us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares You may instruct Us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or We are required by regulators to disregard voting instructions, We may decide to vote the shares of the Underlying Mutual Funds in Our own right.

NOTE:	Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of Our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from Our home office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by Our General Account. Subject to applicable law, We have sole discretion over the investment of assets in the General Account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 2% compounded annually. We may, in Our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.

The Fixed Account
The value of Your Fixed Account on any Business Day is:

•	Net Premiums allocated to the Fixed Account

•	plus transfers from the Division(s) and/or Fixed DCA Account

•	plus interest credited to the Fixed Account

•	minus surrenders, surrender charges, and Monthly Policy Charges

•	minus transfers to the Loan Account

•	minus transfers to the Division(s).
The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have Net Premiums allocated to a Fixed DCA Account. The Fixed DCA Account must be selected at the time of application and requires an initial minimum Net Premium of $1,000. You may select either a 6-month or a 12-month DCA Duration. The DCA Duration cannot be renewed or extended. During the DCA Duration, subsequent Net Premiums may be allocated to the Fixed DCA Account.
On the first Monthly Date after the 20th day following the Effective Date, and on each Monthly Date thereafter through the DCA Duration, a portion of the value in the Fixed DCA Account is transferred. If the Monthly Date is not a Business Day, the transfer occurs on the next Business Day. The transfers are allocated to the Divisions and/or to the Fixed Account according to Your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.
On each Monthly Date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of Your Fixed DCA Account (which includes Net Premiums and interest credited).
(b)    is the number of months remaining in the DCA Duration.
For example, if Your Fixed DCA Account has a value of $4,000 and four months remain in the DCA Duration, the transfer amount would be $1,000 ($4,000 / 4).
The credited interest rate on the Fixed DCA Account is generally higher than the rate on the Fixed Account. Net Premiums are credited at the interest rate in effect on the date the Net Premium is allocated to the Fixed DCA Account. The 6-month DCA Duration and the 12-month DCA Duration generally have different credited interest rates.
You may make unscheduled transfers from the Fixed DCA Account to Divisions and/or the Fixed Account. Transfers into the Fixed DCA Account are not permitted.
After the DCA Duration, Net Premiums may not be allocated to the Fixed DCA Account. If at the end of the DCA Duration Your premium allocation percentages include allocating a portion of Net Premiums to the Fixed DCA Account, that portion will be allocated to the money market Division until You give Us instructions otherwise.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover Our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, We bear the loss. Conversely, if the aggregate amount of the charges deducted is more than Our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When We receive Your premium payment, We deduct a Premium Expense Charge. The sales charge is intended to pay Us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising. Depending on Your Policy Date, deductions from premiums for the premium expense charge equal:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
•
In Policy Year one, the current sales charge is 4.00% of premiums paid. In Policy Years two and later, the sales charge is 2.00% of premiums paid. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.
•
plus 1.25% (of premiums paid) for federal taxes.
•
plus 2.00% (of premiums paid) for state and local taxes.(2)

•
In Policy Year one, the current sales charge is 4.25% of premiums paid up to Target Premium and 0.00% of premiums paid in excess of Target Premium. In Policy Years two and later, the sales charge is 3.00% of premiums paid up to Target Premium and 0.00% of premiums paid in excess of Target Premium. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.
•
plus 1.25% (of premiums paid) for federal taxes.
•
plus 2.00% (of premiums paid) for state and local taxes.(2)

(1)	In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

(2)
The actual premium taxes We pay vary from state to state. The expense charge is based on the average tax rate We expect to pay nationwide, the premiums We receive from all states and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected in the SUMMARY: FEE TABLES section.

The Target Premium is based on the gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.
Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if You reinstate Your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates Us for expenses relating to the sale of the Policy.
Surrender charges vary based on gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.
The surrender charge on an early surrender or Policy termination is significant. As a result, You should purchase a Policy only if You have the financial capacity to keep it in force for a substantial period of time.

The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)	is the applicable rate from APPENDIX A.

(b)	is the Face Amount divided by 1,000.

(c)	is the applicable percentage from APPENDIX B.
For Policies with an application signature date or Policy Date before March 23, 2015, if Your total surrender charge would be less using the applicable rate and percentage stated in the Prospectus dated May 1, 2014 (prior to any supplement), We will apply the more favorable surrender charge to You.
Transfer Fee
Currently there is no charge for making an unscheduled Division transfer. However, We reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. A transfer fee is intended to reimburse Us for Our additional Separate Account operation expenses related to multiple unscheduled Division transfers. Policy Owners will not be provided prior notice if We begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.
For purposes of applying the transfer fee for unscheduled Division transfers, We will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.
Illustration Fee
Currently there is no charge for requesting illustrations. However, We reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year. An illustration fee is intended to reimburse Us for the additional administrative effort of creating and providing projection numbers.
Monthly Policy Charge
The Monthly Policy Charge is made up of:

•	a charge for the cost of insurance;

•	an asset based charge;

•	a monthly administration charge;

•	a monthly policy issue charge; and

•	any charge for an optional insurance benefit added by rider(s).
On the Policy Date and each Monthly Date thereafter, We deduct the charge from Your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not Your Loan Account). The deduction is made using Your current Monthly Policy Charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a Prorated Basis; or

•	determined by any other allocation method upon which We agree.
If You do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If We cannot follow Your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.

Cost of Insurance Charge
This charge compensates Us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s gender*, issue age, tobacco status, and risk classification, and (ii) Our expectations of future investment earnings, expenses, mortality, and persistency. The monthly cost of insurance rate ranges from a minimum of $0.01 per $1,000 Net Amount at Risk to a maximum of $83.33 per $1,000 Net Amount at Risk.
The monthly cost of insurance charge is (a) multiplied by (b) where:

(a)	is the cost of insurance rate (described below) divided by 1,000.

(b)	is the Net Amount at Risk.
Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.
Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.
The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.
Asset Based Charge
The asset based charge reimburses Us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account and the Fixed Account(s). Depending on your Policy Date, the asset based charge is:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
• We currently do not collect an asset based charge. • We reserve the right to impose an asset based charge but guarantee that the maximum rate will not exceed 0.15% of the Net Policy Value annually.
•
In the first ten Policy Years, each month We deduct an asset based charge of 0.0125% (equivalent to 0.15% annually) of the Net Policy Value. After the tenth Policy Year, We currently do not collect an asset based charge.
•
We reserve the right to impose an asset based charge after the tenth Policy Year but guarantee that the maximum rate after the tenth Policy Year will not exceed 0.15% of the Net Policy Value annually.

(1)	In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Monthly Administration Charge
This charge reimburses Us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters. The current monthly administrative charge is $25.00 per month during the first Policy Year. After the first Policy Year, the administrative charge is $10.00 per month. In all Policy Years, the monthly administration charge is guaranteed not to exceed $25.00 per month.

Monthly Policy Issue Charge
This charge reimburses Us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of Face Amount and varies by gender (if applicable), age, tobacco status, and risk classification. Depending upon Your Policy Date, the Monthly Policy Issue Charge is:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
•
Ranges from a minimum of $0.05 to a maximum of $0.46 per $1,000 Face Amount.
•
Any Face Amount increase will have its own monthly policy issue charge (within the minimum and maximum described).
•
This charge will apply in all years, but may decrease beginning in Policy Year 11.

•
Ranges from a minimum of $0.04 to a maximum of $1.23 per $1,000 Face Amount.
•
For Policies with an application signature date or Policy Date before March 23, 2015, the maximum Monthly Policy Issue Charge We will apply is $1.09 (the amount stated in the Prospectus dated May 1, 2014 prior to any supplement).
•
Currently, this charge is applied for fifteen years from policy issue or Face Amount increase; however, We reserve the right, after providing prior written notice to Policy Owners, to apply this charge in all years.
•
Any Face Amount increase will have its own monthly policy issue charge (within the minimum and maximum described).

(1)	In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Net Policy Loan Charge
The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter. See LOANS for more detail.
Optional Insurance Benefits Charges
Accelerated Benefits Rider
Currently there is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, a lien is imposed on the Policy Value and death benefit in an amount equal to the advance plus interest charged during the advance period. Interest charged is at an annual rate of 5.50% in Policy Years 1-10 and 4.00% thereafter. Interest accrues daily and is added to the death benefit advance on the policy anniversary. We may, in the future, charge a one-time maximum administrative fee of $150.
Change of Insured Rider
There is no charge for this rider.
Cost of Living Increase Rider
There is no charge for this rider; however, when there is a cost of living increase to the policy Face Amount, the Monthly Policy Charge and surrender charge also will be increased proportionally.
Death Benefit Advance Rider
Currently there is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, a lien is imposed on the Policy Value and the death benefit in an amount equal to the advance plus interest. Interest accrues daily at an annual rate guaranteed not to exceed 18% and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
Death Benefit Guarantee Rider
There is no charge for the rider; however, the guarantee provided by the rider requires payment of certain minimum premium amounts that vary based on the individual characteristics of the Insured (age, gender, tobacco status, and risk classification).
Extended Coverage Rider
There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.

Return of Cost of Insurance Rider (Available only to Policies with a Policy Date before May 16, 2015)*
There is no charge for this rider, if available.

*
This rider was added automatically to all Policies with a Policy Date before May 16, 2015. In states where all May 16, 2015 Modifications have been approved, the Return of Cost of Insurance Rider will not be available to policies with a Policy Date on or after May 16, 2015; in states where all May 16, 2015 Modifications have not been approved, the Return of Cost of Insurance Rider will continue to be automatically applied to Policies.

Salary Increase Rider
For Insureds with a risk classification of standard or better, the charge for this rider is taken monthly at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000.
Surrender Value Enhancement Rider
The charge for this rider is an added sales charge (independent of the sales charge applicable to all Policies). The charge is guaranteed not to exceed 3.00% on premium paid in excess of Target Premium. Depending upon your Policy Date, the current charge for the Surrender Value Enhancement Rider is:

For Policies with a Policy Date on or after May 16, 2015(1)	For Policies with a Policy Date before May 16, 2015
• 1.00% on premium paid in excess of Target Premium in Policy Year 1	• 3.00% on premium paid in excess of Target Premium in Policy Years 1-7
• 3.00% on premium paid in excess of Target Premium in Policy Years 2-7

(1)	In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.
Waiver of Monthly Policy Charges Rider
For Insureds with a risk classification of standard or better, there is a monthly charge for this rider and it varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 Net Amount at Risk.
Waiver of Specified Premium Rider
For Insureds with a risk classification of standard or better, there is a monthly charge for this rider. It varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium, respectively.
Underlying Mutual Fund Charges
The assets of each Division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the Underlying Mutual Fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, data pages, copies of any supplemental applications, amendments, and endorsements which are mailed to You. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an adjustment application). Only Our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material provisions of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.
Rights Under The Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:

•	the death proceeds are paid;

•	the maturity proceeds are paid;

•	the Policy is surrendered; or

•	the grace period ends without Our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With Our consent, You may specify a different arrangement for contingent ownership.
You may change Your ownership designation at any time. Your request must be in writing and approved by Us. After approval, the change is effective as of the date You signed the request for change. We reserve the right to require that You send Us the Policy so that We can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, We pay death proceeds to Your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending Us a Written Request. Unless You have named an irrevocable beneficiary, You may change Your beneficiary designation by sending Us a Written Request. After approval, the change is effective as of the date You signed the request for change. We reserve the right to require that You send Us the Policy so that We can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign Your Policy. Each assignment is subject to any payments made or action taken by the Company prior to Our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with Us at Our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with Us.

Policy Limitations
Division Transfers
After the initial allocation of premiums, You may transfer amounts between the Divisions and/or the Fixed Accounts. You must specify the dollar amount or whole percentage to transfer from each Division. The transfer is made, and the values determined as of the end of the Valuation Period in which We receive Your request. In states where allowed, We reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may request an unscheduled transfer or set up scheduled transfers by:

•	sending a Written Request to Us;

•	calling Us at 1-800-247-9988 (if telephone privileges apply);

•	faxing Us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).
You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a Division within six months; or

•	immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without Our prior approval).
Division Transfers-Unscheduled Transfers
You may make unscheduled transfers from a Division to another Division or to the Fixed Account. The minimum transfer amount is the lesser of $100 or the value of Your Division.
We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, We will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.
Division Transfers-Scheduled Transfers
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.
Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of Your money to investment options over a longer period of time. This allows You to reduce the risk of investing most of Your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35
In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount You select (the minimum is the lesser of $100 or the value of the Division); or

•	a percentage of the Division value as of the date You specify (other than the 29th, 30th or 31st).

•
You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a Business Day, the transfer is completed on the next Business Day.

•	The value of the Division must be equal to or more than $2,500 when Your scheduled transfers begin.

•	Transfers continue until Your interest in the Division has a zero balance or We receive Notice to stop them.

•	We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.
Fixed Account Transfers
Transfers from Your investment in the Fixed Account to Your Division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.
Fixed Account Transfers-Unscheduled Transfers
You may make one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary.

•	You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the Fixed Account value as of the most recent policy anniversary).

•	The minimum transfer amount must be at least $100 (or the entire value of Your Fixed Account if less).

•	If Your Fixed Account value is less than $1,000, You may transfer up to 100% of Your Fixed Account.

•	There is no charge for the transfer(s).
Fixed Account Transfers-Scheduled Transfers
You may make scheduled transfers on a monthly basis from the Fixed Account to Your Division(s) without an additional charge as follows:

•	The value of Your Fixed Account must be equal to or more than $2,500 when Your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.

•	The amount of the transfer is:

•	the dollar amount You select (minimum of $50); or

•	a percentage of the Fixed Account value (the maximum amount of the transfer is 2% of the Fixed Account value as of the specified date) as of the date You specify which may be:

•	the later of the Policy Date or most recent policy anniversary date; or

•	the date the Company receives Your request.

•	Transfers occur on a date You specify (other than the 29th, 30th or 31st of any month).

•	If the specified date is not a Business Day, the transfer is completed on the next Business Day.
Scheduled transfers continue until Your value in the Fixed Account has a zero balance or We receive Your Notice to stop them. If You stop the transfers, You may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year by:

•	sending Us a Written Request;

•	calling Us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).
As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after Our receipt of Notice of the change.

Automatic Portfolio Rebalancing (APR)
APR allows You to maintain a specific percentage of Your Policy Value in the Divisions over time.

Example:
You may choose to rebalance so that 50% of Your Policy Values are in the money market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of Your value to be in the money market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the money market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;

•	are done without charge;

•	may be done on the frequency You specify:

•	quarterly (on a calendar year or Policy Year basis); or

•	semiannual or annual (on a Policy Year basis).

•	may be done by:

•	calling Us at 1-800-247-9988 (if telephone privileges apply);

•	mailing Us Your Written Request;

•	faxing Us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next Valuation Period after We receive Your instruction;

•	are not available for values in the Fixed Account; and

•	are not available if You have scheduled transfers from the same Divisions.
Optional Insurance Benefits
Subject to certain conditions, You may add one or more additional insurance benefits to Your Policy. Detailed information concerning additional insurance benefits may be obtained from a registered representative or Our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an additional insurance benefit is deducted from Your Policy Value. See SUMMARY: FEE TABLES for maximum charges.
Accelerated Benefits Rider
If the Death Benefit Advance Rider is not available to You, We will automatically add this rider to Your Policy at issue. This rider allows You to request an advance of a portion of the death benefit if the Insured becomes terminally ill. Up to 75% of the Face Amount, minus any outstanding Loan Indebtedness and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminal illness may be different in some states.) A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the Insured will be reduced by the amount of the lien. In addition, We may, in the future, charge a one-time maximum administrative fee of $150. Receipt of a death benefit advance may be taxable. Before You make a claim for a death benefit advance, You should seek assistance from Your personal tax advisor.
Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the Insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed Insured’s Attained Age 69. Until the effective date of the change of Insured, coverage remains in effect on the life of the prior Insured. We must receive satisfactory evidence of insurability (according to Our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status, and risk classification of the newly named Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.

Cost of Living Increase Rider
This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless You elect the Salary Increase Rider. There is no charge for adding this rider; however, when there is a cost of living increase, the Monthly Policy Charge and surrender charge will be higher.
Death Benefit Advance Rider
This rider allows You to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event which means being diagnosed with a terminal illness or catastrophic health condition (as defined in the rider) or being permanently confined to a nursing home. (One or more qualifying event definitions may be different in some states.) Subject to state availability, this rider is added automatically to all Policies issued with a risk classification of standard or better and not part of a special underwriting program. The maximum amount available is based on the death benefit as of the date the claim is approved. A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 18% annually of death proceeds advanced. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest at the same rate charged for a policy loan. The death proceeds payable upon the death of the Insured will be reduced by any Loan Indebtedness and the amount of the lien. In addition, We may, in the future, charge an administrative fee of up to $150 for each death benefit advance. Receipt of a death benefit advance may be taxable. Before You make a claim for a death benefit advance, You should seek assistance from Your personal tax advisor.
Death Benefit Guarantee Rider
This rider provides that Your Policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. An illustration (available at no charge from Your registered representative or Our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to Your Policy. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions.
If on any Monthly Date, the death benefit guarantee premium is not met, We send You a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in Our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required).
The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Extended Coverage Rider
This rider extends the Policy beyond the Policy Maturity Date as long as the Policy is still in force and the Insured is living on the Policy Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Policy Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All Division and Fixed Account values will be transferred to the money market Division and no further transfers are allowed. However, Your right to take partial surrenders and loans is not restricted. This rider is added automatically to all Policies when issued. You may choose not to extend the Policy Maturity Date by requesting the rider not be attached to Your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•	the Loan Indebtedness is at least 92% of the Surrender Value;

•	there is sufficient Net Surrender Value to cover the one-time rider charge;

•	the Insured’s Attained Age is 75 years or older;

•	the Policy has been in force for at least 15 Policy Years; and

•	premiums paid have been surrendered.
For Policies issued with the cash value accumulation test, We reserve the right to begin the rider benefit when the Loan Indebtedness is at least 86% of the Surrender Value and all other conditions are satisfied. The amount of Loan Indebtedness is stated in the annual policy statement You receive each Policy Year.
Once the rider benefit begins:

•	All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.

•	No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, Face Amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 or 3 is in effect, Your death benefit option will change to death benefit option 1 and You may no longer change the death benefit option.

•	Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.

•	All optional riders, except the extended coverage rider, will automatically be terminated.
There is a one-time charge taken from the Policy Value on the date the rider benefit begins. We will send You new data pages reflecting the change. You have the right to reject this change by giving Us Notice. The rider may be elected at any time prior to the Policy Maturity Date.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult Your tax advisor regarding this rider.
Return of Cost of Insurance Rider (Available only to Policies with a Policy Date before May 16, 2015)*
This rider provides for the return of the cost of insurance charges. The returned charges are credited to the Policy Value annually on the policy anniversary in equal amounts over a period of five years. The total amount credited is the sum of the cost of insurance charges for the Face Amount paid up to the time this benefit begins. The benefits begin as of the later of the last day of the 15th Policy Year or the last day of the Insured’s Attained Age 59 Policy Year. The benefit is applied according to the premium allocation instructions in effect at that time. If the policy terminates for any reason or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited. There is no charge for this rider.

*
This rider was added automatically to all Policies with a Policy Date before May 16, 2015. In states where all May 16, 2015 Modifications have been approved, the Return of Cost of Insurance Rider will not be available to policies with a Policy Date on or after May 16, 2015; in states where all May 16, 2015 Modifications have not been approved, the Return of Cost of Insurance Rider will continue to be automatically applied to Policies.

Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount You select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. The rider may be elected at any time prior to issue and if elected, the Cost of Living Increase Rider is not available. If You elect this rider, We will not add the Cost of Living Increase Rider to Your Policy.

Surrender Value Enhancement Rider
This rider provides for a waiver of a portion of the surrender charges for a limited time. If You fully surrender Your Policy within the first seven Policy Years, We will reduce the amount of surrender charge We collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, We may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in Our then current underwriting guidelines. The rider may not be added after the Policy has been issued. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for Your Policy.
Waiver of Monthly Policy Charges Rider
This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. Our approval, under Our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the Insured’s Attained Age is not greater than 59. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to You by contacting Your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Waiver of Specified Premium Rider
This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. Our approval, under Our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the Insured’s Attained Age is not greater than 59. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to You by contacting Your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, We cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), You have the right to make an irrevocable, one-time election to transfer all of Your Division and Fixed DCA Account values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.
Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to Our home office before the end of the 24-month period. The transfer is effective when We receive Your Written Request.
In states where required, during the first 24 months after the Effective Date (except during a grace period), the Policy can be exchanged for a new permanent fixed benefit life insurance policy that We make available that is not term or variable insurance, subject to specified conditions.

Suicide
Death proceeds are not paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date (or two years from the date of Face Amount increase with respect to such increase). In the event of the suicide of the Insured within two years of the Policy Date, Our only liability is a refund of premiums paid, without interest, minus any Loan Indebtedness and partial surrenders. In the event of suicide within two years of a Face Amount increase, Our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies). The length of the suicide period may vary in some states.
Delay of Payments or Transfers
Payment due to exercise of Your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after We receive Your instructions in a form acceptable to Us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and Your instruction is not canceled by Your written Notice the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, We reserve the right to defer payment of that portion of Your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or

•	By mailing your payment according to the instructions below.
Premium Payment Mailing Instructions:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, You may determine the amount and timing of subsequent premium payments (with certain restrictions); however, We recommend You continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, Your Policy is guaranteed not to terminate during the first ten Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.
The no-lapse guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.
The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid.

(b)	is the sum of all Loan Indebtedness and partial surrenders.

(c)	is the sum of the no-lapse guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the first ten Policy Years.
The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender* and tobacco status. The no-lapse guarantee monthly premium is shown on Your Policy.
* For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of Your Policy and You pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer than the ten year period provided by the no-lapse guarantee provision. You choose whether You want the no-lapse guarantee period to extend to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$12.57	$261.88
Death Benefit Guarantee to Attained Age 85	$21.04	$438.34
Death Benefit Guarantee to Attained Age 100	$26.82	$558.75

You choose the death benefit guarantee period based on Your scheduled premium payments. The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid.

(b)	is the sum of all Loan Indebtedness and partial surrenders.

(c)	is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.
The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender*, tobacco status and death benefit option. The death benefit guarantee monthly premium is shown on Your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If You make a premium payment that would result in total premiums exceeding the maximum limitation, We only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the current maximum premium limitations.
If any premium payment increases the Policy’s death benefit by more than it increases the Policy Value, We reserve the right to refund all or part of the premium payment. This can occur when Your Policy’s death benefit is equal to the minimum death benefit as described in DEATH BENEFITS AND POLICY VALUES – IRS Definition of Life Insurance, If all or part of the premium payment is not refunded, We may require satisfactory evidence of insurability.
The minimum initial premium required is the monthly No-Lapse Guarantee Monthly Premium. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse as described above in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse).
Allocation of Premiums
In most states, your initial Net Premium (and other Net Premiums We receive prior to and on the Effective Date through twenty days after the Effective Date) is allocated to the money market Division at the end of the Business Day We receive the premium in good order. The money is reallocated to the Divisions, Fixed Account and/or Fixed DCA Account according to Your instructions when this initial period ends (or on the first Business Day thereafter). This transfer will not be subject to any fees, nor will it be deemed a transfer for purposes of identifying market timing activity.
Net Premium payments received after the initial period are allocated to the Divisions, the Fixed Account and/or Fixed DCA Account according to Your premium allocation instructions. For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received in good order.
At any time, You may change the percentage allocation for future premium payments by:

•	sending a Written Request to Us;

•	calling Us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which Your new instructions are received.

NOTE:
We reserve the right to keep the initial premium payment in the money market Division longer than 20 days to correspond to a particular state's examination offer periods and/or replacement requirements.

Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, Your value in a Division is:

•	the number of Units You have in the Division

•	multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:

•	Your initial premium payment (less Premium Expense Charges); plus

•	subsequent premium payments (less Premium Expense Charges); plus

•	transfers from another Division, the Fixed Account or the Fixed DCA Account; plus

•	Account Value Enhancement, if any (for eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications).
minus Units sold:

•	for partial surrenders from the Division;

•	as part of a transfer to another Division, the Fixed Account or the Loan Account; and

•	to pay Monthly Policy Charges and any transaction fees.
We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day and Independence Day. In addition, We do not calculate unit values if an emergency exists making disposal or valuation of securities held in the Underlying Mutual Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.
To calculate the unit value of a Division, the unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price of the Underlying Mutual Fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the Valuation Period}
divided by
the share price of the Underlying Mutual Fund at the end of the previous Valuation Period after that day’s transactions]
When an investment owned by an Underlying Mutual Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Mutual Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Mutual Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units You own in the Division.

DEATH BENEFITS AND POLICY VALUES

Death Proceeds
If coverage is in effect and the Insured dies before the Policy Maturity Date, We pay death proceeds upon Our receipt of:

•	Proof of the death of the Insured (typically, a death certificate) and

•	A completed and signed Beneficiary’s Statement (Claim Form):

•	If the beneficiary is a trust, the Claim Form must be signed by the trustee(s) and We must also receive a copy of the Trust Agreement and/or Our Trustee Certification form.

•
If the beneficiary is a corporation or other entity, the Claim Form must be signed by a corporate officer and We must also receive proof of that person’s signing authority (e.g., a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution naming the officer(s) authorized to sign on behalf of the entity) and a Certificate of Good Standing or Certificate of Existence provided by the state where the entity was incorporated or otherwise created.

Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to Your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, We will pay the death proceeds to the Owner or the Owner’s estate unless You have given Us written Notice otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that You have chosen. If You do not select a benefit payment option, Your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If Your beneficiary(ies) does not choose a benefit payment option, We will pay the death proceeds in a lump sum.
The death proceeds are calculated as of the date of the Insured’s date of death and include:

•	the death benefit described below in DEATH BENEFITS AND POLICY VALUES — Death Benefit Options;

•	minus Loan Indebtedness;

•	minus any overdue Monthly Policy Charges if the Insured died during a grace period;

•	plus interest on the death proceeds as required by state law.
We pay interest on death proceeds as required by law.
Benefit Payment Instructions
While the Insured is alive, You may give Us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If We have not received written benefit payment instructions from You prior to the Insured’s death, each of Your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change Your benefit payment instructions by sending Us written Notice. If You change Your beneficiary(ies) designation, Your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
Customized Benefit Arrangement
We will make benefit payments based on arrangements You have requested and We have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.
Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that We would make no payments if the person were to die before the first payment was due.
Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that You specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, We will continue to make the guaranteed payments to the person(s) You or Your beneficiary designate until the end of the guaranteed period.

Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that We would make no payments if both persons were to die before the first payment was due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that You specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, We will continue to make the guaranteed payments to the person(s) You or Your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1. The three death benefit options available are:
Death Benefit Option 1
The death benefit equals the greater of:

•	the Face Amount; or

•	the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 2
The death benefit equals the greater of:

•	the Face Amount plus the Policy Value; or

•	the amount found by multiplying the Policy Value by the applicable percentage*.
Death Benefit Option 3
The death benefit equals the greater of:

•	the Face Amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in APPENDIX D and are based on Our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to Your Policy is determined by Your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:	The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 399.00% (assuming the Insured is a male) and the death benefit would be $598,500.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by Us. The effective date of the change will be the Monthly Date that coincides with, or next follows, Our approval. If the death benefit option change involves a Face Amount decrease, You may elect to keep the current Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, We accept only that portion of the premium which would make the total premiums equal the guideline premium limits.
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance You pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•	smaller applicable percentages

•	lower minimum death benefit

•	lower cost of insurance charges

•	better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help You determine which test meets Your objectives. An illustration may be obtained from Your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:

•	The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).

•	Face Amount is $100,000.

•	Death Benefit Option 1.

•	Policy Value at the date of death is $25,000.

•	The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).

•	The minimum death benefit under the cash value accumulation test is $84,172.50 (assuming an applicable percentage of 336.69%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,753.98
Cash Value Accumulation Test	$100,000	$84,172.50	$74,753.98

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:

•	$161,250 for the guideline premium/cash value corridor test.

•	$252,517.50 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,853.29
Cash Value Accumulation Test	$100,000	$252,517.50	$176,896.26
Keep in mind that cost of insurance charges, which affect Your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in Your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
The Policy Maturity Date is the policy anniversary where the Insured’s Attained Age is 121. If the Insured is living on the Policy Maturity Date, the Policy is in force and You do not want the Policy Maturity Date extended by the Extended Coverage Rider, maturity proceeds equal to the Net Surrender Value are paid. If the Extended Coverage Rider is attached but You wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, You must send Notice to Our home office.
The maturity proceeds are paid either as a cash lump sum on the Policy Maturity Date or under the benefit payment option You have selected. Only if the Extended Coverage Rider is present on the Policy will the Policy Maturity Date automatically be extended to the date of the Insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).
Adjustment Options
Increase in Face Amount
You may request an increase at any time provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made in the first 10 Policy Years will increase the No-Lapse Guarantee Monthly Premium for the remainder of the 10 years.
The request must be made on an adjustment application. The application must be signed by the Owner(s) and the Insured. If Your request is not approved, no changes are made to Your Policy.
We will approve Your request if:

•	the Insured is alive at the time of Your request; and

•	the Attained Age meets Our then current underwriting requirements; and

•	We receive evidence satisfactory to Us that the Insured is insurable under Our underwriting guidelines in place at the time of Your request.
The increase in Face Amount is in a risk classification determined by Us. The Adjustment is effective on the Monthly Date on or next following Our approval of Your request.
If You want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, gender and tobacco status. This amount is shown on the policy illustration provided to You by Your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to You. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.

Any adjustment premium payment made in connection with the adjustment application is held in Our General Account without interest (for a period of up to 60 days) while We complete underwriting for the Adjustment. If We approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to Your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.
Decrease in Face Amount
On or after the first policy anniversary, You may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the Owner(s);

•	the Policy is not in a grace period;

•	Monthly Policy Charges are not being waived under a waiver rider;

•	the decrease is at least the minimum amount as determined by Our underwriting guidelines in place at the time of Your request;

•	the decrease may not reduce the Face Amount below $100,000;

•	cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and

•	if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in Your Divisions, Fixed Account, Fixed DCA Account and Loan Account.

•	Your Policy Value increases as premiums are applied and when interest is credited.

•	Your Policy Value decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.

•	Your Policy Value can increase or decrease as the investment experience of Your chosen Divisions fluctuates.

•
For eligible policies with a Policy Date on or after May 16, 2015, and subject to state approval of all May 16, 2015 Modifications, Your Policy Value may increase due to any Account Value Enhancement amounts credited to Your policy.

Account Value Enhancement (For policies with a Policy Date on or after May 16, 2015)*
In Policy Years 11 and later, and provided Your policy is not terminated, We may credit an Account Value Enhancement to Your policy on each Monthly Date. The Account Value Enhancement is not guaranteed, and We reserve the right to change or discontinue it at any time and in accordance with applicable law. The Account Value Enhancement, if any, is based on reduced costs in later Policy Years. There is no additional charge for the Account Value Enhancement. The Account Value Enhancement percentage, if any, will be determined on a uniform basis for all policies eligible for an Account Value Enhancement, and any such percentage will be multiplied by Your Account Value (Your Policy Value excluding any values Your policy has in the Loan Account) to determine the amount of Your Account Value Enhancement. The annual policy statement We provide to You once each year will indicate the amount of any Account Value Enhancement credited to Your policy. We will allocate any Account Value Enhancement according to Your most recent premium allocation instructions on file with Us.
For more information about how an Account Value Enhancement may impact Your Policy, contact Your registered representative and request a personalized illustration.

*	In states where all May 16, 2015 Modifications are approved.

SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send Us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which We receive the Written Request for surrender. Partial surrenders may negatively affect Your no-lapse guarantee provision and Your Death Benefit Guarantee Rider, if applicable.
Total and partial surrenders from the Policy are generally paid within five Business Days of Our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
Full Surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
We reserve the right to require You to return the Policy to Us prior to making any payment though this does not affect the amount of the Surrender Value.
Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, You may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of Your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.
Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect Your death benefit and Your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from Your Division(s) and/ or Fixed Account according to the surrender allocation percentages You specify. If surrender allocation percentages are not specified, the deduction is made using Your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.
An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.

•
If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:

(a)	is the amount of the unscheduled partial surrender.

(b)	is the amount of any preferred partial surrenders in the same Policy Year.

(c)	is 10% of the Net Surrender Value at the end of the prior Policy Year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.

•	If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:

(a)	is the unscheduled partial surrender amount;

(b)	is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, You may elect to receive part of Your Net Surrender Value automatically on any Monthly Date.

•	You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).

•	The surrender is deducted from Your Division(s) and/or Fixed Account according to Your Monthly Policy Charge allocation percentages.

•	Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).

•
Scheduled partial surrenders will continue until We receive Your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless You direct Us otherwise, so as to provide You the same dollar amount at the same frequency as You had received under the scheduled partial surrenders.

•	A scheduled partial surrender may cause a reduction in Face Amount:

•	If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:

•	on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.

•	the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.

•
If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.

If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.

•
If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:

(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

Examination Offer (Free-Look Provision)
It is important to Us that You are satisfied with the purchase of Your Policy. Under state law, You have the right to return the Policy for any reason during the examination offer period (a “free look”). If You properly exercise Your free look, We will rescind the policy and We will pay You a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies.
Your premium payments are allocated to the money market Division when the examination offer period begins. We will transfer Your premium payments to Your selected investment options after the examination period offer ends (for more detail, see PREMIUMS – Allocation of Premiums). If You return this Policy before expiration of the examination offer period, We will refund Your full premium in states where required. In states where permitted, We will refund the Net Policy Value, which may be more or less than Your premium.
Your request to return the Policy must be in writing. The request and the Policy must be mailed to Us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is the later of:

•	10 days after the Policy is delivered to You; or

•	such later date as specified by applicable state law.

NOTE:	See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS

Policy Loans
While Your Policy is in effect (but after the examination offer period) and has a Net Surrender Value, You may borrow money from Us with the Policy as the security for the policy loan.

•	The maximum amount You may borrow is 90% of the Net Surrender Value as of the date We process the policy loan. The maximum amount You may borrow may be different in some states.

•	You may request a policy loan of $5,000 or less by calling Us at 1-800-247-9988. If You are requesting a policy loan of more than $5,000, Your request must be made in writing.

•	Generally, policy loan proceeds are sent within five Business Days from the date We receive Your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).

•	Requests for policy loans from any joint Owner are binding on all joint Owners.

•	Policy loans may negatively affect Your no-lapse guarantee provision and Your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.50% of Loan Indebtedness per year. After Policy Year ten, the interest rate is 4.00% of Loan Indebtedness per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from Your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values. If a policy loan had not been made, the Policy Value would reflect the investment experience of the Division(s) and the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:

•	death proceeds at the death of the Insured;

•	Surrender Value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.
Loan Indebtedness reduces Your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.

Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of Our General Account.
An amount equal to the loan is transferred from Your Divisions and/or Fixed Account to Your Loan Account. You may instruct Us on the proportions to be taken from Your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% of the amount in the Loan Account per year. Interest accrues daily and is paid at the end of the Policy Year.
The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct Us on the proportions to be taken from Your accounts. If You do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if You have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from Your Divisions in the same proportion as the most recent Monthly Policy Charge.
Loan Payments
While the Policy is in force and before the Insured dies, You may pay the Loan Indebtedness as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;

•	payments that We receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;

•	the repayments are allocated as of the Valuation Period in which We receive the repayment; and

•	repayments are to be sent to Our home office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
After the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.
During a grace period, as described below, You may pay the minimum required premium to keep Your Policy in force. A Policy will terminate if You have not paid the minimum required premium before the grace period expires.
The Policy also terminates:

•	when You make a full Policy surrender;

•	when death proceeds are paid; and

•	when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, You may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT — Reinstatement).

No-Lapse Guarantee Test
During the first 10 Policy Years, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:

(a)	is the sum of the premiums paid.

(b)	is the sum of all Loan Indebtedness and partial surrenders.

(c)	is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.
The no-lapse guarantee does not protect the Policy beyond the tenth Policy Year. After the first 10 Policy Years, there is no guarantee that Your Policy will stay in force even if You make premium payments under Your Planned Periodic Premium schedule unless:

•	Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or

•	the Death Benefit Guarantee Rider is in effect.
Grace Period
If a policy is at risk of terminating, We will send You notice of a 61-day grace period during which You can pay the minimum required premium to keep Your Policy in force. This grace period begins on the date We mail the notice of impending policy termination to You. The notice will be sent to Your last post office address known to Us and will tell You the amount of the minimum required premium to avoid termination of Your Policy, payment instructions and the grace period end date. Your Policy will remain in force during the grace period. If We do not receive the minimum required premium payment by the end of the grace period, Your Policy will terminate without value.
No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.
Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:

•	(a) is the cumulative minimum monthly premium due at the start of the grace period.

•	(b) is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.

•	(c) is three No-Lapse Guarantee Monthly Premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse Us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:

•	(a) is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.

•	(b) is three Monthly Policy Charges.

•	(c) is 1 minus the Maximum Premium Expense Charge percentage.
After the first 10 Policy Years, the minimum required premium is the Net Surrender Value shortfall described above.
If the grace period ends before We receive the minimum required premium, We keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the Grace Period and/or the calculation for the minimum required premium may be different in some states.
Death During Grace Period
If the Insured dies during a grace period, We will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by:

•	all Monthly Policy Charges due and unpaid at the death of the Insured; and

•	any Loan Indebtedness.

Reinstatement
Subject to certain conditions, You may reinstate a Policy that terminated as described in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:

•	(a) such reinstatement is prior to the Policy Maturity Date;

•	(b) You have not surrendered the Policy;

•	(c) not more than three years have elapsed since the Policy terminated (this time period may vary by state);

•	(d) You supply evidence which satisfies Us that the Insured is alive and is insurable; and

•	(e) You make the minimum required reinstatement premium as described below.
Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.
The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:

•	(a) is the cumulative minimum monthly premium due at the end of the grace period.

•	(b) is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.

•	(c) is three no-lapse guarantee monthly premiums.
The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse Us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:

•	(a) is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.

•	(b) is three Monthly Policy Charges.

•	(c) is 1 minus the Maximum Premium Expense Charge percentage.
During Policy Years 11 and later, the minimum required premium is the Net Surrender Value shortfall described above.

NOTE:
The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow Us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.

Reinstatement will be effective on the next Monthly Date following the date We approve the reinstatement application. Your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with Your reinstatement application are held in Our General Account without interest while We complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to Your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless You provide new allocation instructions.
If You reinstate Your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.
In most states, if You reinstate Your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider (if available; see "General Description of the Policy-Optional Insurance Benefits") and the Surrender Value Enhancement Rider are not reinstated.

TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in Our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, We cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, You should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.
For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in Your gross income to the extent that the distribution exceeds Your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years You make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which You may be taxed on all or a portion of the surrender amount.
The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in Your gross income to the extent the distribution exceeds Your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.

Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to Us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and the net premiums paid at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with Your tax advisor before changing ownership of Your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to Your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if Your Policy Value is greater than Your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•	made after the Owner attains age 59½; or

•	attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of Your instructions, We will refund all or part of the premium payment that would make the Policy a modified endowment contract.
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with Your tax advisor before exchanging or assigning Your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and Your circumstances or the circumstances of the policy beneficiary(ies) if You or the Insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if Your tax identification number has not been furnished to Us or if the IRS has notified Us that the number You furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.

Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If You intend to trade frequently and/or use market timing investment strategies, You should not purchase this Policy.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the Underlying Mutual Funds by

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Underlying Mutual Funds; and

•	Increase expenses of the Underlying Mutual Fund and Separate Account due to

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.
We have adopted policies and procedures to help Us identify and prevent abusive trading practices. In addition, the Underlying Mutual Funds monitor trading activity to identify and take action against abuses. While Our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that We will identify and prevent abusive trading in all instances. When We do identify abusive trading, We will apply Our policies and procedures in a fair and uniform manner.
If We, or an Underlying Mutual Fund that is an investment option with the Policy, deem abusive trading practices to be occurring, We will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Policy Owner or other person authorized by the Owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Policy Year to no more than 12;

•	Requiring a holding period of a minimum of thirty days before permitting transfers among the Divisions where there is evidence of at least one round-trip transaction by the Owner; and

•	Taking such other action as directed by the Underlying Mutual Fund.
We will support the Underlying Mutual Funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed inadvertently after We have notified a Policy Owner that We believe that the Policy Owner may have been engaging in abusive trading practices. In those instances, We will reverse the transfer (within two Business Days after the transfer) and return the Policy to the investment options it had prior to the transfer. The reversal will be effected at the unit values determined on the date of the reversal. As a result, the Policy Owner assumes the risk of any gains or losses associated with an investment in the transferee Division instead of in the transferor Division between the time of the transfer and the time of the reversal of the transfer. We will give the Policy Owner notice in writing of the reversal.
Purchase Procedures
A completed application and required supplements must be submitted to Us through an agent or broker selling the Policy.
The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, We require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the Insured; and

•	meet Our insurance underwriting guidelines and suitability rules.
If You want insurance coverage to start at the time the application is submitted, You must send a payment with Your completed application. The amount is based on the Face Amount of the Policy, issue age, gender, and tobacco status. This amount is shown on the policy illustration provided to You by Us or Your registered representative. If this amount is submitted with the application, a conditional receipt will be given to You. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if We determine that We have not received complete information and/or instructions or that Our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When You open an account, We will ask for Your name, address, date of birth, and other information that will allow Us to verify Your identity. We may also ask to see Your driver’s license or other identifying documents.
If concerns arise with verification of Your identification, no transactions will be permitted while We attempt to reconcile the concerns. If We are unable to verify Your identity within 30 days of Our receipt of Your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If We issue a Policy, a Policy Date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your Policy Date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to an Owner and are located in the Policy.
Upon specific request and Our approval, Your Policy may be backdated. The Policy Date may not be more than six months prior to the date of application (or shorter period if required by state law) Payment of at least the Monthly Policy Charges is required for the backdated period. Monthly Policy Charges are deducted from the Policy Value for the backdated period.

Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•	employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and

•	employees of agents of the Company and its subsidiaries.
Reductions are made under Our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) Our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. (“PSI”) (formerly Princor Financial Services Corporation), Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”) and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.
Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the Underlying Mutual Funds are shown in the prospectuses of each Underlying Mutual Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the

Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask Your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Mutual Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Mutual Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:

•	current death benefit;

•	current Policy Value and Surrender Value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any Loan Indebtedness;

•	any partial surrenders since the last statement;

•	any investment gain or loss since the last statement; and

•	total value of each of Your Divisions, the Fixed DCA Account and the Fixed Account.
You will also receive a statement as of the end of each calendar quarter. At any time, You may request a free current statement by telephoning 1-800-247-9988.
We also send You the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If You elect to use internet and/or telephone privileges, instructions for the following transactions may be given to Us via the internet or telephone:

•	change in allocations of future premium payments;

•	change in allocation of the Monthly Policy Charge;

•	change to Your APR instructions;

•	change to Your scheduled transfer instructions;

•	unscheduled transfers; and

•	policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide Us with instructions.
Your instructions:

•	may be given by calling Us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;

•
may be given by accessing Us at www.principal.com (for security purposes, You need a password to use any of the internet services, including viewing Your Policy information on-line. If You don’t have a password, You can obtain one at www.principal.com);

•	must be received by Us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day You call;

•	are effective the next Business Day if not received until after the close of the NYSE; and

•	from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide Us with instructions.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that We reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, We may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as Your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the Insured has been misstated, We adjust the death benefit payable under Your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in Face Amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the Policy Date. Any Face Amount increase has its own two-year contestability period that begins on the effective date of the Adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of Principal National Life Insurance Company Separate Account and the financial statements of Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein Small Cap Growth Division (no longer available to new investors with an application signature date of 2/1/2013 and later)
Invests in:	AllianceBernstein Variable Products Series Small Cap Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division
Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Blue Chip Income and Growth Division
Invests in:	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Global Balanced Division
Invests in:	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital, conservation of principal and current income.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon IP MidCap Stock Division
Invests in:	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

Calvert Investment Grade Bond Index Division
Invests in:	Calvert VP Investment Grade Bond Index Portfolio - Class I
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P 500 Index Division (no longer available to new investors with an application signature date of 4/25/2014 and later)
Invests in:	Calvert VP S&P 500 Index Portfolio
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P MidCap 400 Index Division
Invests in:	Calvert VP S&P Mid Cap 400 Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P Mid Cap 400 Index. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

ClearBridge Mid Cap Division
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Delaware Smid Cap Core Division
Invests in:	Delaware VIP Smid Cap Core Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks long-term capital appreciation.

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Extended Market Index Division
Invests in:	Fidelity VIP Extended Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP International Index Division
Invests in:	Fidelity VIP International Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Total Market Index Division
Invests in:	Fidelity VIP Total Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of a board range of U.S. stocks.

Franklin Mutual Global Discovery VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Rising Dividends VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks long-term total return.

Franklin Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Health Care Division
Invests in:	Invesco V.I. Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Oppenheimer Main Street Small Cap Division
Invests in:	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Janus Henderson Enterprise Division
Invests in:	Janus Henderson Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Forty Division
Invests in:	Janus Henderson Series Forty Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Technology and Innovation Division (fka Janus Henderson Global Technology Division)
Invests in:	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares (fka Janus Henderson Series Global Technology Portfolio - Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Lord Abbett Series Fund Developing Growth Division
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

MFS Blended Research Small Cap Equity Division
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Utilities Division
Invests in:	MFS® Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return.

Neuberger Berman AMT Sustainable Equity Division
Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks to invest primarily in commons stock of mid- to large- capitalization companies that meet the Fund’s quality oriented financial and ESG criteria.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

MidCap Division (not available to new investors with an application signature date of 8/16/2013 and later) (beginning 6/6/2020, available to all investors regardless of application date)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Principal Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long term growth of capital.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Putnam VT Growth Opportunities Division
Invests in:	Putnam VT Growth Opportunities Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Hard Assets Division
Invests in:	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	7.91	7.62	7.85
1	7.95	7.65	7.89
2	8	7.7	7.94
3	8.06	7.75	8
4	8.13	7.81	8.07
5	8.21	7.87	8.14
6	8.29	7.93	8.22
7	8.37	8	8.3
8	8.46	8.07	8.38
9	8.56	8.14	8.48
10	8.66	8.22	8.57
11	8.76	8.3	8.67
12	8.87	8.39	8.78
13	8.99	8.48	8.88
14	9.1	8.57	9
15	9.23	8.67	9.11
16	9.35	8.77	9.23
17	9.47	8.87	9.35
18	9.6	8.98	9.47
19	9.73	9.1	9.6
20	9.86	9.22	9.73
21	10	9.35	9.87
22	10.15	9.48	10.02
23	10.31	9.62	10.17
24	10.48	9.77	10.33
25	10.65	9.93	10.51
26	10.84	10.09	10.69
27	11.03	10.26	10.88
28	11.24	10.45	11.08
29	11.45	10.64	11.29
30	11.68	10.84	11.51
31	11.93	11.05	11.75
32	12.19	11.28	12
33	12.46	11.51	12.27
34	12.76	11.76	12.56
35	13.07	12.03	12.86
36	13.92	12.77	13.69
37	14.81	13.56	14.56
38	15.76	14.39	15.48
39	16.75	15.25	16.45
40	17.81	16.17	17.47
41	18.93	17.13	18.56
42	20.11	18.16	19.71
43	21.36	19.23	20.93
44	22.69	20.37	22.21
45	24.1	21.58	23.58
46	25.45	22.74	24.89
47	26.31	23.45	25.72
48	27.21	24.2	26.59
49	28.18	25	27.52
50	29.21	25.83	28.51

Issue Age	Male	Female	Unisex
51	32.13	28.31	31.33
52	33.38	29.29	32.53
53	34.71	30.32	33.79
54	36.12	31.41	35.13
55	37.62	32.55	36.55
56	39.2	33.76	38.05
57	40.87	35.03	39.63
58	42.63	36.36	41.29
59	44.52	37.77	43.07
60	46.54	39.25	44.97
61	48.7	40.83	47
62	51	42.5	49.16
63	53.45	44.27	51.44
64	56.03	46.15	53.86
65	56.9	48.16	56.42
66	56.83	50.3	56.9
67	56.76	52.59	56.83
68	56.68	55.03	56.76
69	56.59	56.93	56.68
70	56.5	56.86	56.6
71	56.41	56.79	56.51
72	56.34	56.72	56.45
73	56.26	56.65	56.38
74	56.17	56.58	56.3
75	56.08	56.5	56.21
76	55.98	56.42	56.12
77	55.89	56.33	56.04
78	55.81	56.24	55.96
79	55.75	56.14	55.9
80	55.68	56.03	55.84
81	55.64	55.98	55.81
82	55.59	55.94	55.77
83	55.52	55.88	55.73
84	55.47	55.81	55.69
85	55.44	55.76	55.68

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	85.9%	81.6%	69.3%	51.9%	31.1%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	83.2%	70.7%	53.0%	31.8%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	82.4%	70.0%	52.5%	31.5%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	82.0%	69.7%	52.2%	31.3%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	81.7%	69.4%	52.0%	31.2%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	80.9%	68.7%	51.5%	30.9%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	80.5%	68.4%	51.3%	30.7%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	80.0%	68.0%	51.0%	30.6%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.0%	67.1%	50.3%	30.1%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	78.4%	66.6%	49.9%	29.9%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.2%	64.7%	48.5%	29.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.7%	64.3%	48.2%	28.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	74.0%	62.9%	47.1%	28.2%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.7%	61.7%	46.2%	27.7%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.3%	61.4%	46.0%	27.6%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	72.1%	61.2%	45.9%	27.5%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.5%	60.7%	45.5%	27.3%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.6%	60.8%	45.6%	27.3%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	61.0%	45.7%	27.4%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.2%	96.4%	94.6%	92.8%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	87.9%	83.5%	70.9%	53.1%	31.8%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	87.5%	83.1%	70.6%	52.9%	31.7%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	85.1%	72.3%	54.2%	32.5%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	84.8%	72.0%	54.0%	32.4%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	84.5%	71.8%	53.8%	32.2%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	84.1%	71.4%	53.5%	32.1%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	83.7%	71.1%	53.3%	31.9%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	83.4%	70.8%	53.1%	31.8%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	83.0%	70.5%	52.8%	31.6%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	81.3%	69.1%	51.8%	31.0%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	80.8%	68.6%	51.4%	30.8%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	80.3%	68.2%	51.1%	30.6%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	79.8%	67.8%	50.8%	30.4%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	79.4%	67.4%	50.5%	30.3%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	78.9%	67.0%	50.2%	30.1%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	78.3%	66.5%	49.8%	29.8%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	77.9%	66.2%	49.6%	29.7%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.3%	65.7%	49.2%	29.5%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	76.7%	65.1%	48.8%	29.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.0%	64.6%	48.4%	29.0%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.5%	64.1%	48.0%	28.8%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.0%	63.7%	47.7%	28.6%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.5%	63.3%	47.4%	28.4%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.9%	62.8%	47.1%	28.2%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.8%	61.8%	46.3%	27.7%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11
0	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
1	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
2	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
3	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
4	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
5	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
6	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
7	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
8	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
9	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
10	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
11	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
12	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
13	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
14	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
15	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
16	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
17	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
18	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
19	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
20	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
21	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
22	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
23	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
24	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
25	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
26	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
27	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
28	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
29	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
30	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
31	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
32	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
33	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
34	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
35	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
36	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
37	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
38	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
39	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
40	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
41	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
42	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
43	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
44	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
45	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
46	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
47	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
48	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
49	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%
50	100.0%	100.0%	100.0%	100.0%	100.0%	95.2%	85.7%	71.4%	52.4%	28.6%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11
51	100.0%	98.0%	95.9%	93.9%	91.8%	87.2%	82.8%	70.3%	52.7%	31.6%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	87.0%	82.6%	70.2%	52.6%	31.5%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	86.7%	82.3%	69.9%	52.4%	31.4%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	86.2%	81.8%	69.5%	52.1%	31.2%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	83.6%	71.0%	53.2%	31.9%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	83.3%	70.8%	53.1%	31.8%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	82.9%	70.4%	52.8%	31.6%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	82.5%	70.1%	52.5%	31.5%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	82.1%	69.7%	52.2%	31.3%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	81.7%	69.4%	52.0%	31.2%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	81.5%	69.2%	51.9%	31.1%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	81.0%	68.8%	51.6%	30.9%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	80.6%	68.5%	51.3%	30.7%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	80.1%	68.0%	51.0%	30.6%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	79.6%	67.6%	50.7%	30.4%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	79.1%	67.2%	50.4%	30.2%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	78.5%	66.7%	50.0%	30.0%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.0%	66.3%	49.7%	29.8%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	77.5%	65.8%	49.3%	29.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.0%	65.4%	49.0%	29.4%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.5%	65.0%	48.7%	29.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.0%	64.6%	48.4%	29.0%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.4%	64.0%	48.0%	28.8%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	74.9%	63.6%	47.7%	28.6%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.4%	63.2%	47.4%	28.4%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	62.9%	47.1%	28.2%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	62.7%	47.0%	28.2%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	62.4%	46.8%	28.0%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.3%	62.3%	46.7%	28.0%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	62.0%	46.5%	27.9%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	72.9%	61.9%	46.4%	27.8%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.1%	62.1%	46.5%	27.9%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.4%	62.3%	46.7%	28.0%	0.0%

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date on or after May 16, 2015*

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	17.14	12.92	16.30
1	3.36	2.91	3.27	44	17.98	13.58	17.10
2	3.36	2.91	3.27	45	18.82	14.24	17.90
3	3.36	2.91	3.27	46	19.82	15.09	18.87
4	3.36	2.91	3.27	47	20.83	15.94	19.85
5	3.36	2.91	3.27	48	21.83	16.79	20.82
6	3.36	2.91	3.27	49	22.83	17.64	21.79
7	3.36	2.91	3.27	50	23.84	18.49	22.77
8	3.36	2.91	3.27	51	24.84	19.33	23.74
9	3.36	2.91	3.27	52	25.84	20.18	24.71
10	3.36	2.91	3.27	53	26.84	21.03	25.68
11	3.53	3.05	3.43	54	27.85	21.88	26.66
12	3.70	3.20	3.60	55	28.85	22.73	27.63
13	3.87	3.34	3.76	56	29.82	23.49	28.55
14	4.03	3.47	3.92	57	30.80	24.24	29.49
15	4.21	3.63	4.09	58	31.77	25.00	30.42
16	4.56	3.93	4.44	59	32.75	25.75	31.35
17	4.93	4.24	4.80	60	33.72	26.51	32.28
18	5.29	4.56	5.14	61	34.69	27.26	33.20
19	5.66	4.87	5.50	62	35.67	28.02	34.14
20	6.02	5.17	5.85	63	36.64	28.77	35.07
21	6.05	5.19	5.87	64	37.62	29.53	36.00
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.57	5.53	6.36	69	40.09	32.62	38.60
27	6.98	5.75	6.73	70	40.47	33.22	39.02
28	7.41	5.98	7.12	71	41.04	33.80	39.59
29	7.83	6.21	7.51	72	41.62	34.38	40.17
30	8.26	6.45	7.90	73	42.20	34.96	40.75
31	8.68	6.68	8.28	74	42.79	35.56	41.34
32	9.12	6.91	8.68	75	43.37	36.14	41.92
33	9.55	7.15	9.07	76	44.82	37.35	43.33
34	9.98	7.38	9.46	77	46.27	38.56	44.73
35	10.42	7.62	9.86	78	47.71	39.77	46.12
36	11.26	8.28	10.66	79	49.16	40.98	47.52
37	12.10	8.94	11.47	80	50.60	42.18	48.92
38	12.94	9.61	12.27	81	52.05	43.39	50.32
39	13.78	10.27	13.08	82	53.50	44.60	51.72
40	14.62	10.93	13.88	83	54.94	45.81	53.11
41	15.46	11.59	14.69	84	56.39	47.02	54.52
42	16.30	12.25	15.49	85	57.83	48.22	55.91

*	In states where all May 16, 2015 Modifications are approved; otherwise, we apply the rate(s) in effect for Policies with a Policy Date before May 16, 2015.

TARGET PREMIUM RATES (per $1,000 of Face Amount)
For Policies with a Policy Date before May 16, 2015

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	15.06	11.50	14.35
1	3.36	2.91	3.27	44	15.67	12.02	14.94
2	3.36	2.91	3.27	45	16.29	12.53	15.54
3	3.36	2.91	3.27	46	17.25	13.26	16.45
4	3.36	2.91	3.27	47	18.21	13.99	17.37
5	3.36	2.91	3.27	48	19.18	14.72	18.28
6	3.36	2.91	3.27	49	20.14	15.45	19.20
7	3.36	2.91	3.27	50	21.10	16.18	20.12
8	3.36	2.91	3.27	51	22.06	16.90	21.03
9	3.36	2.91	3.27	52	23.02	17.63	21.95
10	3.36	2.91	3.27	53	23.99	18.36	22.86
11	3.53	3.05	3.43	54	24.95	19.09	23.78
12	3.70	3.20	3.60	55	25.91	19.82	24.69
13	3.87	3.34	3.76	56	27.18	20.87	25.92
14	4.03	3.47	3.92	57	28.45	21.91	27.14
15	4.21	3.63	4.09	58	29.71	22.96	28.36
16	4.56	3.93	4.44	59	30.98	24.00	29.59
17	4.93	4.24	4.80	60	32.25	25.05	30.81
18	5.29	4.56	5.14	61	33.52	26.10	32.03
19	5.66	4.87	5.50	62	34.79	27.14	33.26
20	6.02	5.17	5.85	63	36.05	28.19	34.48
21	6.05	5.19	5.87	64	37.32	29.23	35.70
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.55	5.51	6.34	69	40.09	32.62	38.60
27	6.94	5.72	6.70	70	40.47	33.22	39.02
28	7.34	5.93	7.06	71	41.04	33.80	39.59
29	7.74	6.14	7.42	72	41.62	34.38	40.17
30	8.14	6.35	7.78	73	42.20	34.96	40.75
31	8.53	6.56	8.14	74	42.79	35.56	41.34
32	8.93	6.77	8.50	75	43.37	36.14	41.92
33	9.33	6.98	8.86	76	44.82	37.35	43.33
34	9.72	7.19	9.22	77	46.27	38.56	44.73
35	10.12	7.40	9.58	78	47.71	39.77	46.12
36	10.74	7.91	10.17	79	49.16	40.98	47.52
37	11.35	8.43	10.77	80	50.60	42.18	48.92
38	11.97	8.94	11.36	81	52.05	43.39	50.32
39	12.59	9.45	11.96	82	53.50	44.60	51.72
40	13.21	9.97	12.56	83	54.94	45.81	53.11
41	13.82	10.48	13.15	84	56.39	47.02	54.52
42	14.44	10.99	13.75	85	57.83	48.22	55.91

APPENDIX D

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

APPENDIX E - SURRENDER CHARGE RATE AND PERCENTAGE TABLES
AS OF MAY 1, 2014 (prior to any supplement)
SURRENDER CHARGE RATE TABLE
(as of May 1, 2014, prior to any supplement)

Issue Age	Male	Female	Unisex
0	6.57	6.30	6.52
1	6.61	6.34	6.56
2	6.67	6.39	6.61
3	6.73	6.44	6.67
4	6.79	6.50	6.74
5	6.87	6.56	6.81
6	6.94	6.62	6.88
7	7.02	6.69	6.95
8	7.10	6.75	7.03
9	7.19	6.82	7.12
10	7.28	6.90	7.20
11	7.38	6.97	7.30
12	7.48	7.05	7.39
13	7.58	7.14	7.49
14	7.68	7.22	7.59
15	7.79	7.31	7.69
16	7.90	7.41	7.80
17	8.01	7.50	7.91
18	8.13	7.60	8.02
19	8.24	7.71	8.14
20	8.37	7.82	8.25
21	8.49	7.93	8.38
22	8.63	8.05	8.51
23	8.77	8.18	8.65
24	8.91	8.31	8.79
25	9.07	8.45	8.94
26	9.23	8.59	9.10
27	9.40	8.74	9.26
28	9.57	8.90	9.44
29	9.76	9.06	9.62
30	9.96	9.24	9.81
31	10.16	9.42	10.01
32	10.38	9.61	10.23
33	10.62	9.81	10.45
34	10.86	10.02	10.69
35	11.12	10.24	10.94
36	11.96	10.99	11.77
37	12.85	11.78	12.63
38	13.79	12.60	13.54
39	14.77	13.47	14.50
40	15.81	14.38	15.51
41	16.90	15.34	16.58
42	18.06	16.35	17.71
43	19.28	17.41	18.89
44	20.57	18.53	20.15
45	21.94	19.72	21.48
46	23.26	20.86	22.76
47	24.66	22.06	24.12

Issue Age	Male	Female	Unisex
48	26.14	23.34	25.55
49	27.71	24.68	27.08
50	29.40	26.10	28.71
51	31.19	27.60	30.44
52	33.11	29.19	32.29
53	35.15	30.87	34.25
54	37.34	32.65	36.34
55	39.66	34.53	38.57
56	41.24	35.74	40.07
57	42.90	37.01	41.64
58	44.65	38.35	43.30
59	46.52	39.75	45.06
60	48.52	41.24	46.94
61	50.66	42.81	48.95
62	52.94	44.47	51.08
63	55.35	46.23	53.34
64	55.79	48.10	55.73
65	55.74	50.10	55.81
66	55.67	52.22	55.75
67	55.60	54.48	55.68
68	55.53	55.83	55.61
69	55.44	55.77	55.53
70	55.35	55.70	55.45
71	55.26	55.64	55.37
72	55.20	55.57	55.31
73	55.13	55.50	55.24
74	55.04	55.43	55.16
75	54.95	55.36	55.09
76	54.86	55.28	55.00
77	54.77	55.19	54.92
78	54.70	55.11	54.86
79	54.65	55.01	54.80
80	54.59	54.91	54.75
81	54.56	54.87	54.73
82	54.51	54.83	54.69
83	54.45	54.77	54.65
84	54.41	54.72	54.63
85	54.39	54.67	54.62

SURRENDER CHARGE PERCENTAGE TABLE
(as of May 1, 2014, prior to any supplement)
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.0%	98.6%	98.1%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
13	100.0%	99.4%	98.8%	98.2%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.7%	98.1%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.3%	87.8%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	97.9%	97.2%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.1%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.2%	98.5%	97.8%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.7%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.1%	98.3%	97.5%	96.6%	87.3%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.0%	98.1%	97.2%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
30	100.0%	99.0%	98.0%	97.0%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	96.9%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	98.9%	97.9%	96.8%	95.7%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.7%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.8%	97.7%	96.6%	95.4%	86.3%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.6%	96.4%	95.2%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.2%	94.8%	85.9%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.0%	94.7%	85.7%	76.8%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.6%	97.3%	95.9%	94.5%	85.6%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.7%	94.3%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.5%	97.1%	95.6%	94.1%	85.3%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.4%	93.9%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.4%	96.9%	95.3%	93.7%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.1%	93.5%	84.8%	76.1%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.3%	96.7%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.2%	96.4%	94.6%	92.7%	84.2%	75.6%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.1%	96.3%	94.4%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.1%	96.1%	94.1%	92.1%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.0%	93.9%	91.9%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	83.2%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	83.0%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	82.6%	74.4%	66.3%	58.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	88.0%	85.6%	83.1%	80.6%	78.2%	62.5%	46.9%	31.2%	15.6%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	85.1%	82.6%	80.0%	77.5%	62.0%	46.5%	31.0%	15.5%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	84.6%	82.0%	79.5%	76.9%	61.5%	46.1%	30.7%	15.3%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	84.1%	81.5%	78.9%	76.2%	61.0%	45.7%	30.5%	15.2%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	83.7%	81.0%	78.3%	75.6%	60.5%	45.3%	30.2%	15.1%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	83.2%	80.4%	77.7%	74.9%	59.9%	44.9%	29.9%	14.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	82.8%	79.9%	77.0%	74.2%	59.3%	44.5%	29.6%	14.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	82.3%	79.3%	76.4%	73.4%	58.7%	44.0%	29.3%	14.6%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	81.8%	78.7%	75.6%	72.6%	58.1%	43.5%	29.0%	14.5%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	81.2%	78.0%	74.9%	71.8%	57.4%	43.0%	28.7%	14.3%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	80.5%	77.3%	74.1%	70.9%	56.7%	42.5%	28.3%	14.1%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.9%	76.5%	73.3%	70.0%	56.0%	42.0%	28.0%	14.0%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	79.2%	75.8%	72.4%	69.1%	55.3%	41.4%	27.6%	13.8%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	78.5%	75.0%	71.6%	68.2%	54.5%	40.9%	27.2%	13.6%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.8%	74.2%	70.7%	67.3%	53.8%	40.3%	26.9%	13.4%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.1%	73.5%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.4%	72.7%	69.1%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.8%	72.0%	68.3%	64.7%	51.8%	38.8%	25.9%	12.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.1%	71.2%	67.5%	64.0%	51.2%	38.4%	25.6%	12.8%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	70.6%	66.8%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	73.8%	69.9%	66.2%	62.6%	50.1%	37.5%	25.0%	12.5%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.3%	69.4%	65.6%	62.0%	49.6%	37.2%	24.8%	12.4%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	72.8%	68.9%	65.0%	61.4%	49.1%	36.8%	24.5%	12.2%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.4%	68.4%	64.6%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.0%	68.0%	64.2%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	71.7%	67.7%	64.0%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.4%	67.5%	63.9%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.3%	67.5%	63.9%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.3%	67.6%	64.2%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.5%	67.9%	64.5%	61.3%	49.0%	36.8%	24.5%	12.2%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	68.2%	64.9%	61.7%	49.4%	37.0%	24.7%	12.3%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	99.0%	98.7%	88.9%	79.2%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.3%	98.9%	98.6%	88.9%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
2	100.0%	99.6%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.2%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.1%	98.7%	98.3%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.5%	99.0%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.9%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
19	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.7%	98.0%	97.3%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
23	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.3%	98.5%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.1%	98.2%	97.2%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	98.1%	97.1%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	99.0%	98.0%	97.1%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.9%	97.9%	96.9%	95.8%	86.6%	77.4%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.9%	97.8%	96.7%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
39	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
40	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
42	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
44	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.3%	96.6%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
50	100.0%	98.3%	96.5%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.2%	96.4%	94.6%	92.8%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	83.6%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	87.5%	85.3%	83.2%	81.0%	64.8%	48.6%	32.4%	16.2%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	87.1%	84.9%	82.6%	80.4%	64.3%	48.2%	32.1%	16.0%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	86.7%	84.4%	82.1%	79.8%	63.8%	47.8%	31.9%	15.9%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	86.3%	83.9%	81.5%	79.1%	63.3%	47.5%	31.6%	15.8%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	85.8%	83.4%	80.9%	78.5%	62.8%	47.1%	31.4%	15.7%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	85.3%	82.8%	80.3%	77.8%	62.2%	46.6%	31.1%	15.5%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	84.8%	82.3%	79.7%	77.0%	61.6%	46.2%	30.8%	15.4%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	84.3%	81.7%	79.0%	76.3%	61.0%	45.8%	30.5%	15.2%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	83.8%	81.1%	78.3%	75.6%	60.4%	45.3%	30.2%	15.1%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	83.3%	80.4%	77.6%	74.8%	59.8%	44.9%	29.9%	14.9%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	82.7%	79.8%	76.9%	74.0%	59.2%	44.4%	29.6%	14.8%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	82.1%	79.1%	76.2%	73.2%	58.6%	43.9%	29.3%	14.6%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	81.5%	78.5%	75.4%	72.4%	57.9%	43.4%	28.9%	14.4%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	81.0%	77.8%	74.7%	71.6%	57.3%	42.9%	28.6%	14.3%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	80.4%	77.1%	73.9%	70.7%	56.6%	42.4%	28.3%	14.1%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	79.7%	76.4%	73.1%	69.9%	55.9%	41.9%	27.9%	13.9%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	79.1%	75.7%	72.3%	68.9%	55.1%	41.3%	27.5%	13.7%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	78.4%	74.9%	71.4%	68.1%	54.4%	40.8%	27.2%	13.6%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.7%	74.1%	70.6%	67.2%	53.8%	40.3%	26.9%	13.4%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.0%	73.4%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.3%	72.7%	69.1%	65.7%	52.5%	39.4%	26.2%	13.1%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.7%	72.0%	68.4%	65.0%	52.0%	39.0%	26.0%	13.0%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.1%	71.4%	67.8%	64.2%	51.4%	38.5%	25.7%	12.8%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.6%	70.8%	67.1%	63.6%	50.9%	38.1%	25.4%	12.7%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.2%	70.2%	66.6%	63.1%	50.5%	37.9%	25.2%	12.6%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.7%	69.8%	66.2%	62.8%	50.3%	37.7%	25.1%	12.5%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.3%	69.5%	66.0%	62.5%	50.0%	37.5%	25.0%	12.5%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.0%	69.3%	65.7%	61.8%	49.5%	37.1%	24.7%	12.3%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	69.1%	65.0%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.7%	68.4%	64.2%	60.1%	48.0%	36.0%	24.0%	12.0%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.6%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.1%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.0%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
11	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
29	100.0%	99.1%	98.2%	97.2%	96.2%	87.0%	77.7%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.0%	98.1%	97.1%	96.1%	86.9%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	97.9%	96.9%	95.8%	86.6%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.8%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.9%	93.2%	84.5%	75.9%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.3%	96.5%	94.7%	92.9%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
48	100.0%	98.2%	96.4%	94.5%	92.7%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
49	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.1%	94.1%	92.1%	83.7%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	98.0%	95.9%	93.9%	91.8%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	83.3%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	83.1%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	88.4%	86.1%	83.7%	81.3%	78.9%	63.1%	47.3%	31.5%	15.7%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	85.6%	83.2%	80.7%	78.3%	62.6%	47.0%	31.3%	15.6%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	85.2%	82.7%	80.2%	77.7%	62.1%	46.6%	31.0%	15.5%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	84.7%	82.2%	79.6%	77.1%	61.6%	46.2%	30.8%	15.4%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	84.3%	81.7%	79.0%	76.4%	61.1%	45.8%	30.5%	15.2%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	83.8%	81.1%	78.4%	75.7%	60.6%	45.4%	30.3%	15.1%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	83.4%	80.6%	77.8%	75.0%	60.0%	45.0%	30.0%	15.0%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	82.9%	80.1%	77.2%	74.3%	59.4%	44.6%	29.7%	14.8%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	82.4%	79.4%	76.5%	73.5%	58.8%	44.1%	29.4%	14.7%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	81.8%	78.8%	75.8%	72.8%	58.2%	43.6%	29.1%	14.5%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	81.2%	78.1%	75.0%	72.0%	57.6%	43.2%	28.8%	14.4%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	80.6%	77.4%	74.3%	71.1%	56.9%	42.7%	28.4%	14.2%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	80.0%	76.7%	73.5%	70.3%	56.2%	42.1%	28.1%	14.0%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	79.3%	76.0%	72.7%	69.4%	55.5%	41.6%	27.7%	13.8%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.7%	75.3%	71.9%	68.6%	54.8%	41.1%	27.4%	13.7%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	78.1%	74.6%	71.1%	67.7%	54.2%	40.6%	27.1%	13.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.5%	73.9%	70.4%	66.9%	53.5%	40.1%	26.7%	13.3%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.8%	73.2%	69.6%	66.2%	53.0%	39.7%	26.5%	13.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.2%	72.5%	68.9%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.6%	71.9%	68.3%	64.9%	51.9%	38.9%	25.9%	12.9%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	75.0%	71.3%	67.7%	64.3%	51.4%	38.5%	25.7%	12.8%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.5%	70.8%	67.2%	63.7%	51.0%	38.2%	25.5%	12.7%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	70.3%	66.7%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	70.0%	66.4%	62.9%	50.3%	37.7%	25.1%	12.5%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	69.7%	66.1%	62.7%	50.2%	37.6%	25.1%	12.5%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.2%	69.4%	65.9%	62.7%	50.1%	37.6%	25.0%	12.5%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.0%	69.3%	65.9%	62.8%	50.2%	37.6%	25.1%	12.5%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	69.4%	66.1%	63.0%	50.4%	37.8%	25.2%	12.6%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	73.0%	69.6%	66.4%	63.2%	50.5%	37.9%	25.2%	12.6%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.3%	69.9%	66.6%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.7%	70.2%	66.7%	63.4%	50.7%	38.0%	25.3%	12.6%	0.0%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2020, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact Us through Our internet site: www.principal.com.
Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Principal® Variable Universal Life Income III
Investment Company Act File No. 811-22589

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE INCOME III
dated May 1, 2020
This Statement of Additional Information provides information about the Principal® Variable Universal Life Income III Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s prospectus dated May 1, 2020. It should be read with that prospectus which is available without charge. To request a copy of the prospectus, please contact us at:
Principal® Variable Universal Life Income III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income III Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the Independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years, PSI has received and retained the following commissions:

2019 received/retained	2018 received/retained	2017 received/retained
$4,240,126/$0	$3,803,847/$0	$4,522,411/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.

3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to December 13, 2012. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2019, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 1.33% and 1.33%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first fourteen policy years (or within fourteen years of a policy face amount increase) are subject to a surrender charge.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, monthly administrative charge, monthly policy issue charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

4

Following are the hypothetical average annual total returns for the periods ended December 31, 2019 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	17.14%	2.98%	2.60%
AllianceBernstein Small Cap Growth	08/05/1996	36.40%	13.77%	16.19%
AllianceBernstein Small/Mid Cap Value	05/02/2001	20.10%	6.42%	11.01%
American Century VP Capital Appreciation	11/20/1987	35.32%	10.32%	12.58%
American Century VP Income & Growth	10/30/1997	23.75%	8.02%	11.61%
American Century VP Inflation Protection	12/31/2002	8.90%	2.24%	2.91%
American Century VP Mid Cap Value	10/29/2004	28.99%	8.61%	12.08%
American Century VP Value	05/01/1996	26.92%	7.61%	10.84%
American Funds Blue Chip Income and Growth	07/05/2001	21.38%	8.38%	11.27%
American Funds Global Balanced Fund	05/02/2011	20.44%	6.97%		6.22%
American Growth	02/08/1984	30.77%	14.38%	13.98%
American International	05/01/1990	22.88%	6.87%	6.03%
American New World	06/17/1999	29.14%	7.94%	6.03%
BNY Mellon IP MidCap Stock	12/29/2000	19.86%	5.48%	11.55%
Calvert VP Investment Grade Bond Index	03/31/2003	8.41%	2.79%	3.53%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	24.82%	7.55%	10.97%
Calvert VP S&P 500 Index	12/29/1995	31.15%	11.32%	13.16%
Calvert VP S&P MidCap 400 Index	05/03/1999	25.56%	8.38%	11.97%
ClearBridge Mid Cap	11/01/1999	32.95%	7.97%	11.71%
Core Plus Bond	12/18/1987	9.81%	3.28%	4.66%
Delaware Small Cap Value	05/01/2000	27.72%	7.77%	11.62%
Delaware VIP SMID Cap Core	05/01/2000	29.25%	9.21%	13.85%
Deutsche Small Mid Cap Value	05/01/1996	20.99%	4.89%	8.88%
Diversified International	05/02/1994	22.69%	5.48%	6.04%
Equity Income	04/28/1998	29.09%	10.54%	12.62%
Fidelity VIP Contrafund	01/03/1995	31.27%	10.02%	12.02%
Fidelity VIP Equity-Income	11/03/1986	27.11%	8.10%	10.73%
Fidelity VIP Extended Market Index Portfolio	04/17/2018	25.58%			6.6%
Fidelity VIP Gov't Money Market	07/07/2000	1.92%	0.83%	0.43%
Fidelity VIP High Income	10/01/1985	14.77%	5.35%	6.40%
Fidelity VIP International Index Portfolio	04/17/2018	21.16%			2.06%
Fidelity VIP Mid Cap	12/28/1998	23.17%	6.86%	10.18%
Fidelity VIP Total Market Index Portfolio	04/17/2018	30.44%			12.01%
Franklin Mutual Global Discovery VIP	11/08/1996	24.37%	5.32%	7.97%
Franklin Rising Dividends VIP	01/27/1992	29.23%	10.58%	12.81%
Franklin Small Cap Value VIP	05/01/1998	26.35%	7.99%	11.39%
Government & High Quality Bond	05/06/1993	6.45%	2.35%	3.16%
International Emerging Markets	10/24/2000	17.60%	4.28%	2.97%
Invesco Oppenheimer VI Main Street Small Cap	07/16/2001	26.13%	7.27%	12.17%
Invesco VI American Franchise	09/18/2000	36.43%	12.22%	13.07%
Invesco VI American Value	01/02/1997	25.03%	4.74%	10.39%
Invesco VI Core Equity	05/02/1994	28.67%	6.31%	8.86%
Invesco VI Global Health Care	05/22/1997	32.50%	7.18%	12.15%
Invesco VI Mid Cap Core Equity	09/10/2001	25.04%	6.54%	8.01%
Janus Henderson Enterprise	09/13/1993	35.16%	14.69%	15.56%
Janus Henderson Forty	05/01/1997	36.85%	15.61%	13.66%
Janus Henderson Global Technology Portfolio	01/18/2000	44.82%	20.33%	17.59%

5

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap Growth I	06/01/1994	34.92%	15.32%	15.39%
LargeCap S&P 500 Index	05/03/1999	31.10%	11.40%	13.21%
Lord Abbett Developing Growth Portfolio	04/30/2010	31.77%	9.93%		14.02%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	26.36%	9.60%	12.73%
MFS New Discovery	05/01/1998	41.27%	13.31%	13.63%
MFS New Discovery Value Portfolio	10/01/2008	33.43%	10.94%	11.66%
MFS Utilities	01/03/1995	24.80%	6.43%	9.72%
MFS VIT Mid Cap Value	03/07/2008	30.71%	8.10%	12.36%
MidCap	12/18/1987	43.10%	13.49%	16.42%
Neuberger Berman AMT Sustainable Equity Portfolio	02/18/1999	25.88%	8.98%	11.92%
Principal Capital Appreciation	04/28/1998	32.49%	11.49%	12.95%
Principal LifeTime 2010	08/30/2004	14.10%	4.92%	6.67%
Principal LifeTime 2020	08/30/2004	18.12%	6.09%	7.97%
Principal LifeTime 2030	08/30/2004	22.01%	7.03%	8.74%
Principal LifeTime 2040	08/30/2004	24.74%	7.72%	9.45%
Principal LifeTime 2050	08/30/2004	26.39%	8.14%	9.77%
Principal LifeTime 2060	05/01/2013	27.24%	8.22%		9.35%
Principal LifeTime Strategic Income	08/30/2004	12.46%	4.25%	5.50%
Putnam VT Growth Opportunities	01/31/2000	36.74%	14.55%	15.00%
Real Estate Securities	05/01/1998	31.26%	8.65%	12.88%
SAM Balanced	06/03/1997	20.01%	6.82%	8.51%
SAM Conservative Balanced	04/23/1998	15.88%	5.64%	7.08%
SAM Conservative Growth	06/03/1997	24.06%	7.99%	9.78%
SAM Flexible Income	09/09/1997	13.25%	4.92%	6.27%
SAM Strategic Growth	06/03/1997	27.44%	8.25%	10.51%
Short-Term Income	01/12/1994	4.70%	2.18%	2.43%
SmallCap	05/01/1998	27.40%	8.49%	12.58%
Templeton Global Bond VIP	01/24/1989	2.01%	0.87%	3.50%
TOPS Managed Balanced ETF	06/09/2011	14.55%	3.84%		4.35%
TOPS Managed Growth ETF	04/26/2011	17.08%	3.82%		4.32%
TOPS Managed Moderate Growth ETF	06/09/2011	16.30%	4.11%		4.93%
VanEck VIP Global Hard Assets	05/01/2006	11.55%	-5.72%	-3.06%
Wanger International	05/03/1995	29.99%	7.01%	7.85%

6

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

7

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Company Variable life Separate Account (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2010.
Des Moines, Iowa
March 27, 2020

Appendix:
Subaccounts comprising Principal National Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Income & Growth Class II Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
BNY Mellon IP MidCap Stock Service Shares Division (1)
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F
Calvert S&P 500 Index Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
Core Plus Bond Class 1 Division
Delaware Small Cap Value Service Class Division
Delaware Smid Cap Core Service Class Division Diversified International Class 1 Division
DWS Small Mid Cap Value Class B Division Equity Income Class 1 Division
Fidelity VIP Contrafund Service Class 2 Division Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division Franklin Rising Dividends VIP Class 2 Division Franklin Small Cap Value VIP Class 2 Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series II Division
Invesco Health Care Series I Division
Invesco Mid Cap Core Equity Series II Division
Invesco Oppenheimer Main Street Small Cap Series II Division (2)
Janus Henderson Forty Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Sub Account	Statement of operations	Statements of changes in net assets
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS New Discovery Value Service Class Division
MFS Utilities Service Class Division
MidCap Class 1 Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Growth Opportunities Class IB Division
Real Estate Securities Class 1 Division
SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class Division
VanEck Global Hard Assets Class S Division
Wanger International Division

Neuberger Berman AMT Sustainable Equity I Class Division	For the period from April 29, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP Extended Market Index Service Class 2 Division
Fidelity VIP International Index Service Class 2 Division
Fidelity VIP Total Market Index Service Class 2 Division
Janus Henderson Global Technology Service Shares Division
For the period from June 7, 2019 (commencement of operations) through December 31, 2019
American Funds Insurance Series Global Balanced Class 2 Division Janus Henderson Enterprise Service Shares Division	For the year ended December 31, 2019	For the year ended December 31, 2019 and for the period from June 11, 2018 (commencement of operations) through December 31, 2018

(1)	Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.

(2)	Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division

Assets
Investments in shares of mutual funds, at fair value	$1,101,910	$220,932	$1,788,366	$503,555
Total assets	1,101,910	220,932	1,788,366	503,555
Total liabilities	—	—	—	—
Net assets	$1,101,910	$220,932	$1,788,366	$503,555

Net assets
Applicable to accumulation units	$1,101,910	$220,932	$1,788,366	$503,555
Total net assets	$1,101,910	$220,932	$1,788,366	$503,555

Investments in shares of mutual funds, at cost	$1,103,336	$185,790	$1,900,342	$470,119

Shares of mutual funds owned	76,681	11,091	99,853	31,911

Accumulation units outstanding	134,005	6,340	68,592	28,288

Statements of Operations
Year ended December 31, 2019
	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division

Net investment income (loss)
Investment income:
Dividends	$9,717	$—	$9,442	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	9,717	—	9,442	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(9,892)	(443)	(22,279)	792
Capital gains distributions	—	25,335	176,192	57,839
Total realized gains (losses) on investments	(9,892)	24,892	153,913	58,631

Change in net unrealized appreciation (depreciation)
of investments	152,003	30,567	102,190	45,933

Net gains (losses) on investments	151,828	55,459	265,545	104,564

Net increase (decrease) in net assets resulting from operations	$151,828	$55,459	$265,545	$104,564

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division

Assets
Investments in shares of mutual funds, at fair value	$1,125,613	$593,861	$2,237,321	$1,213,049
Total assets	1,125,613	593,861	2,237,321	1,213,049
Total liabilities	—	—	—	—
Net assets	$1,125,613	$593,861	$2,237,321	$1,213,049

Net assets
Applicable to accumulation units	$1,125,613	$593,861	$2,237,321	$1,213,049
Total net assets	$1,125,613	$593,861	$2,237,321	$1,213,049

Investments in shares of mutual funds, at cost	$1,081,253	$583,743	$2,170,973	$1,067,351

Shares of mutual funds owned	112,224	57,881	108,083	103,326

Accumulation units outstanding	33,874	45,672	60,733	33,743

Statements of Operations
Year ended December 31, 2019
	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division

Net investment income (loss)
Investment income:
Dividends	$17,724	$13,158	$37,327	$20,929

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	17,724	13,158	37,327	20,929

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(725)	(4,287)	(2,260)	21,481
Capital gains distributions	77,305	—	201,184	61,352
Total realized gains (losses) on investments	76,580	(4,287)	198,924	82,833

Change in net unrealized appreciation (depreciation)
of investments	99,223	38,794	252,966	149,080

Net gains (losses) on investments	193,527	47,665	489,217	252,842

Net increase (decrease) in net assets resulting from operations	$193,527	$47,665	$489,217	$252,842

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,848,196	$130,336	$3,567,207	$1,612,613
Total assets	1,848,196	130,336	3,567,207	1,612,613
Total liabilities	—	—	—	—
Net assets	$1,848,196	$130,336	$3,567,207	$1,612,613

Net assets
Applicable to accumulation units	$1,848,196	$130,336	$3,567,207	$1,612,613
Total net assets	$1,848,196	$130,336	$3,567,207	$1,612,613

Investments in shares of mutual funds, at cost	$1,865,888	$128,067	$3,272,566	$1,506,876

Shares of mutual funds owned	138,028	9,669	44,275	77,604

Accumulation units outstanding	128,363	11,649	166,392	120,495

Statements of Operations
Year ended December 31, 2019
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$34,208	$1,430	$23,471	$21,063

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	34,208	1,430	23,471	21,063

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,471	31	33,442	10,320
Capital gains distributions	118,830	3,326	306,603	32,684
Total realized gains (losses) on investments	121,301	3,357	340,045	43,004

Change in net unrealized appreciation (depreciation)
of investments	139,267	2,790	423,759	204,574

Net gains (losses) on investments	294,776	7,577	787,275	268,641

Net increase (decrease) in net assets resulting from operations	$294,776	$7,577	$787,275	$268,641

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	American Funds Insurance Series New World Fund Class 2 Division	BNY Mellon IP MidCap Stock Service Shares Division (1)	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F

Assets
Investments in shares of mutual funds, at fair value	$1,335,737	$318,868	$957,493	$1,560,958
Total assets	1,335,737	318,868	957,493	1,560,958
Total liabilities	—	—	—	—
Net assets	$1,335,737	$318,868	$957,493	$1,560,958

Net assets
Applicable to accumulation units	$1,335,737	$318,868	$957,493	$1,560,958
Total net assets	$1,335,737	$318,868	$957,493	$1,560,958

Investments in shares of mutual funds, at cost	$1,217,974	$325,139	$946,415	$1,556,798

Shares of mutual funds owned	52,198	17,208	17,196	19,350

Accumulation units outstanding	99,441	22,074	80,769	57,797

Statements of Operations
Year ended December 31, 2019
	American Funds Insurance Series New World Fund Class 2 Division	BNY Mellon IP MidCap Stock Service Shares Division (1)	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F

Net investment income (loss)
Investment income:
Dividends	$11,263	$874	$29,459	$12,973

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	11,263	874	29,459	12,973

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	32,729	(3,058)	269	1,517
Capital gains distributions	40,137	15,844	—	107,149
Total realized gains (losses) on investments	72,866	12,786	269	108,666

Change in net unrealized appreciation (depreciation)
of investments	186,204	28,331	41,744	160,138

Net gains (losses) on investments	270,333	41,991	71,472	281,777

Net increase (decrease) in net assets resulting from operations	$270,333	$41,991	$71,472	$281,777

(1) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	Core Plus Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$325,018	$2,524,015	$310,578	$1,838,764
Total assets	325,018	2,524,015	310,578	1,838,764
Total liabilities	—	—	—	—
Net assets	$325,018	$2,524,015	$310,578	$1,838,764

Net assets
Applicable to accumulation units	$325,018	$2,524,015	$310,578	$1,838,764
Total net assets	$325,018	$2,524,015	$310,578	$1,838,764

Investments in shares of mutual funds, at cost	$289,630	$2,463,548	$271,223	$1,800,229

Shares of mutual funds owned	2,199	22,466	13,742	159,892

Accumulation units outstanding	17,145	93,924	22,645	64,932

Statements of Operations
Year ended December 31, 2019
	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	Core Plus Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$5,276	$26,213	$1,661	$54,614

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	5,276	26,213	1,661	54,614

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,952	8,262	3,111	(2,518)
Capital gains distributions	19,277	157,140	2,717	—
Total realized gains (losses) on investments	22,229	165,402	5,828	(2,518)

Change in net unrealized appreciation (depreciation)
of investments	47,988	278,496	59,760	99,857

Net gains (losses) on investments	75,493	470,111	67,249	151,953

Net increase (decrease) in net assets resulting from operations	$75,493	$470,111	$67,249	$151,953

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division	Diversified International Class 1 Division	DWS Small Mid Cap Value Class B Division

Assets
Investments in shares of mutual funds, at fair value	$1,691,966	$1,912,467	$2,762,153	$301,801
Total assets	1,691,966	1,912,467	2,762,153	301,801
Total liabilities	—	—	—	—
Net assets	$1,691,966	$1,912,467	$2,762,153	$301,801

Net assets
Applicable to accumulation units	$1,691,966	$1,912,467	$2,762,153	$301,801
Total net assets	$1,691,966	$1,912,467	$2,762,153	$301,801

Investments in shares of mutual funds, at cost	$1,659,956	$2,036,084	$2,656,686	$331,016

Shares of mutual funds owned	44,455	89,872	175,821	22,078

Accumulation units outstanding	59,407	82,684	85,625	13,351

Statements of Operations
Year ended December 31, 2019
	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division	Diversified International Class 1 Division	DWS Small Mid Cap Value Class B Division

Net investment income (loss)
Investment income:
Dividends	$10,638	$4,770	$42,050	$955

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	10,638	4,770	42,050	955

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12,517)	(69,236)	304	(11,512)
Capital gains distributions	109,689	94,684	126,671	19,043
Total realized gains (losses) on investments	97,172	25,448	126,975	7,531

Change in net unrealized appreciation (depreciation)
of investments	225,169	372,662	320,502	42,536

Net gains (losses) on investments	332,979	402,880	489,527	51,022

Net increase (decrease) in net assets resulting from operations	$332,979	$402,880	$489,527	$51,022

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$5,844,800	$8,115,637	$1,383,739	$4,280
Total assets	5,844,800	8,115,637	1,383,739	4,280
Total liabilities	—	—	—	—
Net assets	$5,844,800	$8,115,637	$1,383,739	$4,280

Net assets
Applicable to accumulation units	$5,844,800	$8,115,637	$1,383,739	$4,280
Total net assets	$5,844,800	$8,115,637	$1,383,739	$4,280

Investments in shares of mutual funds, at cost	$5,058,056	$7,427,041	$1,264,284	$3,992

Shares of mutual funds owned	207,336	224,810	59,902	394

Accumulation units outstanding	213,853	173,027	44,903	389

Statements of Operations
Year ended December 31, 2019
	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$98,711	$15,484	$22,592	$28

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	98,711	15,484	22,592	28

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	26,187	(41,615)	(1,647)	—
Capital gains distributions	138,118	720,445	71,987	31
Total realized gains (losses) on investments	164,305	678,830	70,340	31

Change in net unrealized appreciation (depreciation)
of investments	988,499	1,103,719	189,785	287

Net gains (losses) on investments	1,251,515	1,798,033	282,717	346

Net increase (decrease) in net assets resulting from operations	$1,251,515	$1,798,033	$282,717	$346

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$7,418,568	$2,595,129	$3,467	$4,263,414
Total assets	7,418,568	2,595,129	3,467	4,263,414
Total liabilities	—	—	—	—
Net assets	$7,418,568	$2,595,129	$3,467	$4,263,414

Net assets
Applicable to accumulation units	$7,418,568	$2,595,129	$3,467	$4,263,414
Total net assets	$7,418,568	$2,595,129	$3,467	$4,263,414

Investments in shares of mutual funds, at cost	$7,418,568	$2,578,687	$3,334	$4,313,066

Shares of mutual funds owned	7,418,568	497,151	346	134,281

Accumulation units outstanding	711,988	78,118	314	85,109

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$128,909	$125,742	$59	$26,511

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	128,909	125,742	59	26,511

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(17,336)	11	(23,186)
Capital gains distributions	—	—	6	377,223
Total realized gains (losses) on investments	—	(17,336)	17	354,037

Change in net unrealized appreciation (depreciation)
of investments	—	202,459	134	357,093

Net gains (losses) on investments	128,909	310,865	210	737,641

Net increase (decrease) in net assets resulting from operations	$128,909	$310,865	$210	$737,641

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$31,398	$2,216,764	$2,957,173	$805,295
Total assets	31,398	2,216,764	2,957,173	805,295
Total liabilities	—	—	—	—
Net assets	$31,398	$2,216,764	$2,957,173	$805,295

Net assets
Applicable to accumulation units	$31,398	$2,216,764	$2,957,173	$805,295
Total net assets	$31,398	$2,216,764	$2,957,173	$805,295

Investments in shares of mutual funds, at cost	$29,642	$2,299,336	$2,862,442	$886,631

Shares of mutual funds owned	2,647	119,567	109,566	53,508

Accumulation units outstanding	2,780	56,994	74,028	19,440

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$364	$31,238	$32,050	$7,295

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	364	31,238	32,050	7,295

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	19	(23,485)	(3,905)	(13,926)
Capital gains distributions	78	196,231	397,453	116,218
Total realized gains (losses) on investments	97	172,746	393,548	102,292

Change in net unrealized appreciation (depreciation)
of investments	1,756	200,350	203,573	50,603

Net gains (losses) on investments	2,217	404,334	629,171	160,190

Net increase (decrease) in net assets resulting from operations	$2,217	$404,334	$629,171	$160,190

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division

Assets
Investments in shares of mutual funds, at fair value	$1,792,633	$3,095,259	$212,569	$72,985
Total assets	1,792,633	3,095,259	212,569	72,985
Total liabilities	—	—	—	—
Net assets	$1,792,633	$3,095,259	$212,569	$72,985

Net assets
Applicable to accumulation units	$1,792,633	$3,095,259	$212,569	$72,985
Total net assets	$1,792,633	$3,095,259	$212,569	$72,985

Investments in shares of mutual funds, at cost	$1,815,280	$2,900,948	$199,069	$75,108

Shares of mutual funds owned	182,735	180,692	3,327	4,584

Accumulation units outstanding	122,067	72,870	8,109	6,043

Statements of Operations
Year ended December 31, 2019
	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division

Net investment income (loss)
Investment income:
Dividends	$45,743	$26,015	$—	$459

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	45,743	26,015	—	459

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,273)	1,605	4,043	1,078
Capital gains distributions	—	74,111	27,964	4,815
Total realized gains (losses) on investments	(6,273)	75,716	32,007	5,893

Change in net unrealized appreciation or (depreciation)
of investments	59,538	353,086	24,215	7,246

Net gains (losses) on investments	99,008	454,817	56,222	13,598

Net increase (decrease) in net assets resulting from operations	$99,008	$454,817	$56,222	$13,598

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Invesco Core Equity Series II Division	Invesco Health Care Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Oppenheimer Main Street Small Cap Series II Division (1)

Assets
Investments in shares of mutual funds, at fair value	$196,495	$3,387,056	$531,228	$665,486
Total assets	196,495	3,387,056	531,228	665,486
Total liabilities	—	—	—	—
Net assets	$196,495	$3,387,056	$531,228	$665,486

Net assets
Applicable to accumulation units	$196,495	$3,387,056	$531,228	$665,486
Total net assets	$196,495	$3,387,056	$531,228	$665,486

Investments in shares of mutual funds, at cost	$197,406	$3,105,995	$561,482	$677,667

Shares of mutual funds owned	5,645	112,043	44,716	29,073

Accumulation units outstanding	5,075	89,651	21,569	22,052

Statements of Operations
Year ended December 31, 2019
	Invesco Core Equity Series II Division	Invesco Health Care Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Oppenheimer Main Street Small Cap Series II Division (1)

Net investment income (loss)
Investment income:
Dividends	$304	$1,241	$1,090	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	304	1,241	1,090	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(738)	(68,140)	(3,413)	4,200
Capital gains distributions	20,871	68,978	55,945	58,289
Total realized gains (losses) on investments	20,133	838	52,532	62,489

Change in net unrealized appreciation (depreciation)
of investments	22,925	795,710	49,210	68,609

Net gains (losses) on investments	43,362	797,789	102,832	131,098

Net increase (decrease) in net assets resulting from operations	$43,362	$797,789	$102,832	$131,098

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Technology Service Shares Division (2)	LargeCap Growth I Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$479,313	$3,370,728	$110,687	$6,091,989
Total assets	479,313	3,370,728	110,687	6,091,989
Total liabilities	—	—	—	—
Net assets	$479,313	$3,370,728	$110,687	$6,091,989

Net assets
Applicable to accumulation units	$479,313	$3,370,728	$110,687	$6,091,989
Total net assets	$479,313	$3,370,728	$110,687	$6,091,989

Investments in shares of mutual funds, at cost	$451,793	$2,926,229	$100,011	$5,278,568

Shares of mutual funds owned	5,997	81,164	7,364	161,849

Accumulation units outstanding	10,196	109,717	9,453	84,143

Statements of Operations
Year ended December 31, 2019
	Janus Henderson Enterprise Service Shares Division	Janus Henderson Forty Service Shares Division	Janus Henderson Global Technology Service Shares Division (2)	LargeCap Growth I Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$174	$675	$—	$2,620

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	174	675	—	2,620

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,931	39,123	8	100,576
Capital gains distributions	14,410	238,717	—	393,548
Total realized gains (losses) on investments	22,341	277,840	8	494,124

Change in net unrealized appreciation (depreciation)
of investments	30,375	570,290	10,675	702,715

Net gains (losses) on investments	52,890	848,805	10,683	1,199,459

Net increase (decrease) in net assets resulting from operations	$52,890	$848,805	$10,683	$1,199,459

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Mid Cap Value Portfolio Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$14,420,398	$304,757	$107,379	$753,512
Total assets	14,420,398	304,757	107,379	753,512
Total liabilities	—	—	—	—
Net assets	$14,420,398	$304,757	$107,379	$753,512

Net assets
Applicable to accumulation units	$14,420,398	$304,757	$107,379	$753,512
Total net assets	$14,420,398	$304,757	$107,379	$753,512

Investments in shares of mutual funds, at cost	$11,854,009	$326,504	$114,491	$730,401

Shares of mutual funds owned	714,234	10,199	9,553	87,111

Accumulation units outstanding	429,006	15,274	6,589	53,818

Statements of Operations
Year ended December 31, 2019
	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Mid Cap Value Portfolio Service Class Division

Net investment income (loss)
Investment income:
Dividends	$236,728	$—	$379	$6,007

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	236,728	—	379	6,007

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	156,041	(3,845)	(501)	4,233
Capital gains distributions	539,466	27,452	13,234	51,921
Total realized gains (losses) on investments	695,507	23,607	12,733	56,154

Change in net unrealized appreciation (depreciation)
of investments	2,282,801	34,529	4,203	92,048

Net gains (losses) on investments	3,215,036	58,136	17,315	154,209

Net increase (decrease) in net assets resulting from operations	$3,215,036	$58,136	$17,315	$154,209

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Utilities Service Class Division	MidCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$876,529	$167,909	$2,448,089	$5,437,995
Total assets	876,529	167,909	2,448,089	5,437,995
Total liabilities	—	—	—	—
Net assets	$876,529	$167,909	$2,448,089	$5,437,995

Net assets
Applicable to accumulation units	$876,529	$167,909	$2,448,089	$5,437,995
Total net assets	$876,529	$167,909	$2,448,089	$5,437,995

Investments in shares of mutual funds, at cost	$861,302	$178,501	$2,084,587	$5,117,935

Shares of mutual funds owned	48,642	18,152	70,836	90,724

Accumulation units outstanding	19,007	10,187	115,016	44,390

Statements of Operations
Year ended December 31, 2019
	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Utilities Service Class Division	MidCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$664	$84,579	$13,196

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	664	84,579	13,196

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,385	(1,175)	(11,706)	6,234
Capital gains distributions	146,525	19,684	6,699	671,109
Total realized gains (losses) on investments	163,910	18,509	(5,007)	677,343

Change in net unrealized appreciation (depreciation)
of investments	67,117	15,236	398,901	895,326

Net gains (losses) on investments	231,027	34,409	478,473	1,585,865

Net increase (decrease) in net assets resulting from operations	$231,027	$34,409	$478,473	$1,585,865

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Neuberger Berman AMT Sustainable Equity I Class Division (1)	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$281,978	$1,682,089	$126,800	$588,908
Total assets	281,978	1,682,089	126,800	588,908
Total liabilities	—	—	—	—
Net assets	$281,978	$1,682,089	$126,800	$588,908

Net assets
Applicable to accumulation units	$281,978	$1,682,089	$126,800	$588,908
Total net assets	$281,978	$1,682,089	$126,800	$588,908

Investments in shares of mutual funds, at cost	$272,435	$1,455,995	$125,301	$558,662

Shares of mutual funds owned	10,486	54,756	9,945	42,367

Accumulation units outstanding	25,760	101,140	5,715	22,851

Statements of Operations
Year ended December 31, 2019
	Neuberger Berman AMT Sustainable Equity I Class Division (1)	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,065	$23,869	$3,762	$13,003

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,065	23,869	3,762	13,003

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(55)	25,012	27	(782)
Capital gains distributions	14,182	133,131	7,106	23,050
Total realized gains (losses) on investments	14,127	158,143	7,133	22,268

Change in net unrealized appreciation (depreciation)
of investments	9,542	204,482	5,479	53,086

Net gains (losses) on investments	24,734	386,494	16,374	88,357

Net increase (decrease) in net assets resulting from operations	$24,734	$386,494	$16,374	$88,357

(1) Commenced operations April 29, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$5,192,634	$5,198,815	$2,386,450	$1,726,141
Total assets	5,192,634	5,198,815	2,386,450	1,726,141
Total liabilities	—	—	—	—
Net assets	$5,192,634	$5,198,815	$2,386,450	$1,726,141

Net assets
Applicable to accumulation units	$5,192,634	$5,198,815	$2,386,450	$1,726,141
Total net assets	$5,192,634	$5,198,815	$2,386,450	$1,726,141

Investments in shares of mutual funds, at cost	$4,873,959	$4,747,161	$2,195,861	$1,559,712

Shares of mutual funds owned	395,780	320,519	153,076	117,584

Accumulation units outstanding	191,839	178,791	80,120	99,109

Statements of Operations
Year ended December 31, 2019
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$89,711	$83,068	$38,790	$19,432

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	89,711	83,068	38,790	19,432

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(16,912)	13,847	10,780	17,438
Capital gains distributions	225,957	225,350	123,778	72,171
Total realized gains (losses) on investments	209,045	239,197	134,558	89,609

Change in net unrealized appreciation (depreciation)
of investments	512,889	581,651	292,568	223,959

Net gains (losses) on investments	811,645	903,916	465,916	333,000

Net increase (decrease) in net assets resulting from operations	$811,645	$903,916	$465,916	$333,000

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$308,477	$487,032	$5,322,340	$20,914,425
Total assets	308,477	487,032	5,322,340	20,914,425
Total liabilities	—	—	—	—
Net assets	$308,477	$487,032	$5,322,340	$20,914,425

Net assets
Applicable to accumulation units	$308,477	$487,032	$5,322,340	$20,914,425
Total net assets	$308,477	$487,032	$5,322,340	$20,914,425

Investments in shares of mutual funds, at cost	$304,741	$394,300	$5,220,457	$20,316,171

Shares of mutual funds owned	25,879	43,177	247,551	1,334,679

Accumulation units outstanding	15,673	26,434	54,848	972,433

Statements of Operations
Year ended December 31, 2019
	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$6,446	$526	$88,865	$484,488

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,446	526	88,865	484,488

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	344	8,856	(25,019)	(79,476)
Capital gains distributions	10,549	53,292	327,258	694,350
Total realized gains (losses) on investments	10,893	62,148	302,239	614,874

Change in net unrealized appreciation (depreciation)
of investments	13,328	61,675	816,803	2,280,760

Net gains (losses) on investments	30,667	124,349	1,207,907	3,380,122

Net increase (decrease) in net assets resulting from operations	$30,667	$124,349	$1,207,907	$3,380,122

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$5,171,386	$24,979,787	$4,175,802	$37,635,253
Total assets	5,171,386	24,979,787	4,175,802	37,635,253
Total liabilities	—	—	—	—
Net assets	$5,171,386	$24,979,787	$4,175,802	$37,635,253

Net assets
Applicable to accumulation units	$5,171,386	$24,979,787	$4,175,802	$37,635,253
Total net assets	$5,171,386	$24,979,787	$4,175,802	$37,635,253

Investments in shares of mutual funds, at cost	$5,005,069	$23,237,890	$4,159,988	$34,739,575

Shares of mutual funds owned	424,232	1,252,747	331,940	1,722,437

Accumulation units outstanding	256,967	1,123,378	213,262	1,671,472

Statements of Operations
Year ended December 31, 2019
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$136,129	$417,080	$131,419	$508,940

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	136,129	417,080	131,419	508,940

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,515)	(97,225)	619	(165,709)
Capital gains distributions	94,846	1,038,736	107,635	1,713,827
Total realized gains (losses) on investments	88,331	941,511	108,254	1,548,118

Change in net unrealized appreciation (depreciation)
of investments	438,801	3,231,139	182,443	5,552,601

Net gains (losses) on investments	663,261	4,589,730	422,116	7,609,659

Net increase (decrease) in net assets resulting from operations	$663,261	$4,589,730	$422,116	$7,609,659

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Short-Term Income Class 1 Division	SmallCap Class 1 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,259,269	$2,771,357	$1,867,176	$571,816
Total assets	2,259,269	2,771,357	1,867,176	571,816
Total liabilities	—	—	—	—
Net assets	$2,259,269	$2,771,357	$1,867,176	$571,816

Net assets
Applicable to accumulation units	$2,259,269	$2,771,357	$1,867,176	$571,816
Total net assets	$2,259,269	$2,771,357	$1,867,176	$571,816

Investments in shares of mutual funds, at cost	$2,243,170	$2,767,041	$1,934,056	$563,055

Shares of mutual funds owned	879,092	180,780	116,918	49,422

Accumulation units outstanding	161,682	72,171	111,919	39,635

Statements of Operations
Year ended December 31, 2019
	Short-Term Income Class 1 Division	SmallCap Class 1 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$55,128	$8,249	$120,005	$11,706

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	55,128	8,249	120,005	11,706

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	887	6,976	(8,923)	(595)
Capital gains distributions	—	391,904	—	15,084
Total realized gains (losses) on investments	887	398,880	(8,923)	14,489

Change in net unrealized appreciation (depreciation)
of investments	40,329	145,451	(78,444)	42,196

Net gains (losses) on investments	96,344	552,580	32,638	68,391

Net increase (decrease) in net assets resulting from operations	$96,344	$552,580	$32,638	$68,391

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	Wanger International Division

Assets
Investments in shares of mutual funds, at fair value	$2,110,803	$1,110,166	$567,902	$777,169
Total assets	2,110,803	1,110,166	567,902	777,169
Total liabilities	—	—	—	—
Net assets	$2,110,803	$1,110,166	$567,902	$777,169

Net assets
Applicable to accumulation units	$2,110,803	$1,110,166	$567,902	$777,169
Total net assets	$2,110,803	$1,110,166	$567,902	$777,169

Investments in shares of mutual funds, at cost	$2,100,265	$1,092,743	$635,161	$803,072

Shares of mutual funds owned	184,672	92,901	31,101	29,891

Accumulation units outstanding	137,258	72,495	100,632	60,984

Statements of Operations
Year ended December 31, 2019
	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	Wanger International Division

Net investment income (loss)
Investment income:
Dividends	$39,827	$22,619	$—	$5,741

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	39,827	22,619	—	5,741

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(18,201)	(636)	(12,548)	(1,780)
Capital gains distributions	134,536	44,357	—	59,978
Total realized gains (losses) on investments	116,335	43,721	(12,548)	58,198

Change in net unrealized appreciation (depreciation)
of investments	147,467	78,916	72,178	100,314

Net gains (losses) on investments	303,629	145,256	59,630	164,253

Net increase (decrease) in net assets resulting from operations	$303,629	$145,256	$59,630	$164,253

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division

Net assets as of January 1, 2018	$857,964	$135,106	$1,244,238	$190,053
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,620	—	6,387	—
Total realized gains (losses) on investments	2,443	5,266	106,435	2,116
Change in net unrealized appreciation (depreciation)
of investments	(251,282)	(9,550)	(331,695)	(21,119)
Net gains (losses) on investments	(234,219)	(4,284)	(218,873)	(19,003)
Net increase (decrease) in net assets resulting from operations	(234,219)	(4,284)	(218,873)	(19,003)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	324,925	34,592	488,696	140,139
Contract terminations and surrenders	(18,785)	(2,901)	(37,425)	(3,162)
Death benefit payments	—	—	—	—
Policy loan transfers	(5)	(188)	(2,086)	(1,176)
Transfers to other contracts	(44,585)	(6,219)	(134,389)	(8,385)
Cost of insurance and administration charges	(53,941)	(6,922)	(93,042)	(27,995)
Mortality and expenses charges	(780)	(101)	(1,346)	(406)
Surrender charges	(5,912)	(913)	(11,778)	(995)
Increase (decrease) in net assets from policy related transactions	200,917	17,348	208,630	98,020
Total increase (decrease)	(33,302)	13,064	(10,243)	79,017
Net assets as of December 31, 2018	824,662	148,170	1,233,995	269,070

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,717	—	9,442	—
Total realized gains (losses) on investments	(9,892)	24,892	153,913	58,631
Change in net unrealized appreciation (depreciation)
of investments	152,003	30,567	102,190	45,933
Net gains (losses) on investments	151,828	55,459	265,545	104,564
Net increase (decrease) in net assets resulting from operations	151,828	55,459	265,545	104,564
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	262,744	32,341	587,598	170,130
Contract terminations and surrenders	(20,471)	(461)	(33,571)	(1,088)
Death benefit payments	(213)	—	—	—
Policy loan transfers	(4,155)	(155)	(5,626)	(702)
Transfers to other contracts	(49,256)	(6,656)	(130,190)	(5,634)
Cost of insurance and administration charges	(52,169)	(7,425)	(110,762)	(31,626)
Mortality and expenses charges	(786)	(110)	(1,775)	(613)
Surrender charges	(10,274)	(231)	(16,848)	(546)
Increase (decrease) in net assets from policy related transactions	125,420	17,303	288,826	129,921
Total increase (decrease)	277,248	72,762	554,371	234,485
Net assets as of December 31, 2019	$1,101,910	$220,932	$1,788,366	$503,555

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division

Net assets as of January 1, 2018	$639,176	$441,754	$1,510,487	$995,898
Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,118	14,272	21,934	15,564
Total realized gains (losses) on investments	57,184	(1,384)	107,361	34,096
Change in net unrealized appreciation (depreciation)
of investments	(132,768)	(26,675)	(370,253)	(147,547)
Net gains (losses) on investments	(62,466)	(13,787)	(240,958)	(97,887)
Net increase (decrease) in net assets resulting from operations	(62,466)	(13,787)	(240,958)	(97,887)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	276,970	183,000	589,320	307,266
Contract terminations and surrenders	(18,236)	(6,179)	(7,692)	(18,637)
Death benefit payments	—	—	(8,098)	—
Policy loan transfers	(4,539)	(1,183)	(13,536)	(1,307)
Transfers to other contracts	(13,568)	(11,047)	(53,885)	(144,167)
Cost of insurance and administration charges	(58,717)	(42,613)	(120,826)	(85,187)
Mortality and expenses charges	(850)	(616)	(1,746)	(1,230)
Surrender charges	(5,739)	(1,945)	(2,421)	(5,865)
Increase (decrease) in net assets from policy related transactions	175,321	119,417	381,116	50,873
Total increase (decrease)	112,855	105,630	140,158	(47,014)
Net assets as of December 31, 2018	752,031	547,384	1,650,645	948,884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17,724	13,158	37,327	20,929
Total realized gains (losses) on investments	76,580	(4,287)	198,924	82,833
Change in net unrealized appreciation (depreciation)
of investments	99,223	38,794	252,966	149,080
Net gains (losses) on investments	193,527	47,665	489,217	252,842
Net increase (decrease) in net assets resulting from operations	193,527	47,665	489,217	252,842
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	336,572	146,070	491,730	295,868
Contract terminations and surrenders	(9,400)	(7,978)	(97,084)	(78,312)
Death benefit payments	—	(206)	—	(3,043)
Policy loan transfers	(21,367)	(8,843)	(32,339)	(9,955)
Transfers to other contracts	(47,441)	(84,235)	(83,728)	(69,109)
Cost of insurance and administration charges	(72,508)	(41,371)	(130,449)	(83,571)
Mortality and expenses charges	(1,083)	(621)	(1,948)	(1,253)
Surrender charges	(4,718)	(4,004)	(48,723)	(39,302)
Increase (decrease) in net assets from policy related transactions	180,055	(1,188)	97,459	11,323
Total increase (decrease)	373,582	46,477	586,676	264,165
Net assets as of December 31, 2019	$1,125,613	$593,861	$2,237,321	$1,213,049

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division (1)	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division

Net assets as of January 1, 2018	$988,153	$—	$1,914,217	$945,065
Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,960	83	10,809	19,581
Total realized gains (losses) on investments	94,761	71	253,060	64,689
Change in net unrealized appreciation (depreciation)
of investments	(236,446)	(521)	(306,660)	(236,504)
Net gains (losses) on investments	(116,725)	(367)	(42,791)	(152,234)
Net increase (decrease) in net assets resulting from operations	(116,725)	(367)	(42,791)	(152,234)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	489,473	9,309	910,996	487,133
Contract terminations and surrenders	(4,289)	—	(71,829)	(22,893)
Death benefit payments	—	—	—	(777)
Policy loan transfers	(7,147)	—	(15,553)	(1,015)
Transfers to other contracts	(20,281)	(2,433)	(148,383)	(105,584)
Cost of insurance and administration charges	(96,894)	(179)	(144,217)	(73,198)
Mortality and expenses charges	(1,401)	(4)	(2,083)	(1,058)
Surrender charges	(1,350)	—	(22,606)	(7,205)
Increase (decrease) in net assets from policy related transactions	358,111	6,693	506,325	275,403
Total increase (decrease)	241,386	6,326	463,534	123,169
Net assets as of December 31, 2018	1,229,539	6,326	2,377,751	1,068,234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34,208	1,430	23,471	21,063
Total realized gains (losses) on investments	121,301	3,357	340,045	43,004
Change in net unrealized appreciation (depreciation)
of investments	139,267	2,790	423,759	204,574
Net gains (losses) on investments	294,776	7,577	787,275	268,641
Net increase (decrease) in net assets resulting from operations	294,776	7,577	787,275	268,641
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	597,190	119,846	919,552	516,487
Contract terminations and surrenders	(26,667)	—	(41,853)	(22,944)
Death benefit payments	—	—	(214)	(209)
Policy loan transfers	1,569	—	(9,096)	(3,779)
Transfers to other contracts	(126,619)	(72)	(269,318)	(110,612)
Cost of insurance and administration charges	(106,541)	(3,292)	(173,171)	(90,240)
Mortality and expenses charges	(1,668)	(49)	(2,715)	(1,450)
Surrender charges	(13,383)	—	(21,004)	(11,515)
Increase (decrease) in net assets from policy related transactions	323,881	116,433	402,181	275,738
Total increase (decrease)	618,657	124,010	1,189,456	544,379
Net assets as of December 31, 2019	$1,848,196	$130,336	$3,567,207	$1,612,613

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Funds Insurance Series New World Fund Class 2 Division	BNY Mellon IP MidCap Stock Service Shares Division (1)	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F

Net assets as of January 1, 2018	$653,928	$147,535	$609,800	$895,407
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,893	529	22,920	12,936
Total realized gains (losses) on investments	28,803	18,392	(927)	61,768
Change in net unrealized appreciation (depreciation)
of investments	(171,826)	(53,642)	(22,454)	(228,006)
Net gains (losses) on investments	(135,130)	(34,721)	(461)	(153,302)
Net increase (decrease) in net assets resulting from operations	(135,130)	(34,721)	(461)	(153,302)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	488,704	107,443	221,411	502,787
Contract terminations and surrenders	(10,126)	(1,351)	(5,493)	(14,215)
Death benefit payments	—	—	(1,644)	(9,734)
Policy loan transfers	(11,400)	615	(535)	(2,497)
Transfers to other contracts	(71,707)	(2,580)	(13,389)	(69,080)
Cost of insurance and administration charges	(57,639)	(20,926)	(55,747)	(82,394)
Mortality and expenses charges	(833)	(302)	(806)	(1,191)
Surrender charges	(3,187)	(425)	(1,729)	(4,474)
Increase (decrease) in net assets from policy related transactions	333,812	82,474	142,068	319,202
Total increase (decrease)	198,682	47,753	141,607	165,900
Net assets as of December 31, 2018	852,610	195,288	751,407	1,061,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,263	874	29,459	12,973
Total realized gains (losses) on investments	72,866	12,786	269	108,666
Change in net unrealized appreciation (depreciation)
of investments	186,204	28,331	41,744	160,138
Net gains (losses) on investments	270,333	41,991	71,472	281,777
Net increase (decrease) in net assets resulting from operations	270,333	41,991	71,472	281,777
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	468,019	135,632	318,921	402,858
Contract terminations and surrenders	(15,207)	(9,398)	(5,129)	(18,201)
Death benefit payments	—	—	(3,024)	—
Policy loan transfers	(4,958)	757	(9,906)	(15,598)
Transfers to other contracts	(165,401)	(17,939)	(101,785)	(52,068)
Cost of insurance and administration charges	(61,034)	(22,411)	(60,959)	(88,627)
Mortality and expenses charges	(993)	(335)	(930)	(1,355)
Surrender charges	(7,632)	(4,717)	(2,574)	(9,135)
Increase (decrease) in net assets from policy related transactions	212,794	81,589	134,614	217,874
Total increase (decrease)	483,127	123,580	206,086	499,651
Net assets as of December 31, 2019	$1,335,737	$318,868	$957,493	$1,560,958

(1) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	Core Plus Bond Class 1 Division

Net assets as of January 1, 2018	$192,491	$1,486,090	$159,211	$1,092,419
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,062	22,058	1,039	48,549
Total realized gains (losses) on investments	23,218	119,341	4,613	(5,032)
Change in net unrealized appreciation (depreciation)
of investments	(42,129)	(379,324)	(32,161)	(57,804)
Net gains (losses) on investments	(13,849)	(237,925)	(26,509)	(14,287)
Net increase (decrease) in net assets resulting from operations	(13,849)	(237,925)	(26,509)	(14,287)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	93,238	698,224	86,642	601,039
Contract terminations and surrenders	(4,412)	(7,750)	(884)	(37,492)
Death benefit payments	—	(863)	—	—
Policy loan transfers	(7,419)	(3,980)	(1,155)	(3,652)
Transfers to other contracts	(3,958)	(67,115)	(9,943)	(91,880)
Cost of insurance and administration charges	(12,304)	(118,068)	(23,993)	(75,208)
Mortality and expenses charges	(177)	(1,705)	(347)	(1,086)
Surrender charges	(1,389)	(2,439)	(278)	(11,799)
Increase (decrease) in net assets from policy related transactions	63,579	496,304	50,042	379,922
Total increase (decrease)	49,730	258,379	23,533	365,635
Net assets as of December 31, 2018	242,221	1,744,469	182,744	1,458,054

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,276	26,213	1,661	54,614
Total realized gains (losses) on investments	22,229	165,402	5,828	(2,518)
Change in net unrealized appreciation (depreciation)
of investments	47,988	278,496	59,760	99,857
Net gains (losses) on investments	75,493	470,111	67,249	151,953
Net increase (decrease) in net assets resulting from operations	75,493	470,111	67,249	151,953
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	31,993	549,664	101,026	606,240
Contract terminations and surrenders	(5,689)	(16,431)	(876)	(6,689)
Death benefit payments	—	(2,501)	—	(207)
Policy loan transfers	(309)	30	(6,725)	(14,783)
Transfers to other contracts	(1,365)	(82,299)	(3,424)	(265,719)
Cost of insurance and administration charges	(14,259)	(128,772)	(28,409)	(85,379)
Mortality and expenses charges	(212)	(2,010)	(567)	(1,349)
Surrender charges	(2,855)	(8,246)	(440)	(3,357)
Increase (decrease) in net assets from policy related transactions	7,304	309,435	60,585	228,757
Total increase (decrease)	82,797	779,546	127,834	380,710
Net assets as of December 31, 2019	$325,018	$2,524,015	$310,578	$1,838,764

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division	Diversified International Class 1 Division	DWS Small Mid Cap Value Class B Division

Net assets as of January 1, 2018	$1,021,153	$1,283,852	$2,026,023	$235,922
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,694	—	49,419	2,601
Total realized gains (losses) on investments	81,033	417,798	14,028	42,653
Change in net unrealized appreciation (depreciation)
of investments	(304,611)	(600,993)	(486,302)	(90,761)
Net gains (losses) on investments	(216,884)	(183,195)	(422,855)	(45,507)
Net increase (decrease) in net assets resulting from operations	(216,884)	(183,195)	(422,855)	(45,507)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	478,674	444,142	748,412	81,690
Contract terminations and surrenders	(13,937)	(25,843)	(9,936)	(9,235)
Death benefit payments	—	—	—	—
Policy loan transfers	(1,224)	(3,123)	(15,347)	(102)
Transfers to other contracts	(48,403)	(89,428)	(131,244)	(2,783)
Cost of insurance and administration charges	(102,828)	(97,326)	(137,116)	(20,764)
Mortality and expenses charges	(1,484)	(1,407)	(1,982)	(301)
Surrender charges	(4,386)	(8,133)	(3,127)	(2,906)
Increase (decrease) in net assets from policy related transactions	306,412	218,882	449,660	45,599
Total increase (decrease)	89,528	35,687	26,805	92
Net assets as of December 31, 2018	1,110,681	1,319,539	2,052,828	236,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,638	4,770	42,050	955
Total realized gains (losses) on investments	97,172	25,448	126,975	7,531
Change in net unrealized appreciation (depreciation)
of investments	225,169	372,662	320,502	42,536
Net gains (losses) on investments	332,979	402,880	489,527	51,022
Net increase (decrease) in net assets resulting from operations	332,979	402,880	489,527	51,022
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	523,622	498,906	570,262	68,913
Contract terminations and surrenders	(49,531)	(53,625)	(26,574)	(2,930)
Death benefit payments	(1,156)	—	(34,718)	—
Policy loan transfers	1,259	(10,878)	(36,147)	(10,913)
Transfers to other contracts	(76,277)	(112,587)	(87,185)	(19,706)
Cost of insurance and administration charges	(122,802)	(103,296)	(150,239)	(18,847)
Mortality and expenses charges	(1,951)	(1,559)	(2,265)	(282)
Surrender charges	(24,858)	(26,913)	(13,336)	(1,470)
Increase (decrease) in net assets from policy related transactions	248,306	190,048	219,798	14,765
Total increase (decrease)	581,285	592,928	709,325	65,787
Net assets as of December 31, 2019	$1,691,966	$1,912,467	$2,762,153	$301,801

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Equity Income Class 1 Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)

Net assets as of January 1, 2018	$1,935,258	$4,775,498	$951,851	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	42,919	25,295	21,924	—
Total realized gains (losses) on investments	146,713	441,761	36,626	—
Change in net unrealized appreciation (depreciation)
of investments	(444,185)	(886,065)	(147,728)	—
Net gains (losses) on investments	(254,553)	(419,009)	(89,178)	—
Net increase (decrease) in net assets resulting from operations	(254,553)	(419,009)	(89,178)	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,802,237	1,932,751	314,304	—
Contract terminations and surrenders	(45,179)	(92,329)	(12,150)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(7,863)	(17,872)	(4,706)	—
Transfers to other contracts	(78,561)	(260,674)	(87,277)	—
Cost of insurance and administration charges	(162,490)	(413,872)	(75,609)	—
Mortality and expenses charges	(2,347)	(5,982)	(1,091)	—
Surrender charges	(14,219)	(29,058)	(3,824)	—
Increase (decrease) in net assets from policy related transactions	2,491,578	1,112,964	129,647	—
Total increase (decrease)	2,237,025	693,955	40,469	—
Net assets as of December 31, 2018	4,172,283	5,469,453	992,320	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98,711	15,484	22,592	28
Total realized gains (losses) on investments	164,305	678,830	70,340	31
Change in net unrealized appreciation (depreciation)
of investments	988,499	1,103,719	189,785	287
Net gains (losses) on investments	1,251,515	1,798,033	282,717	346
Net increase (decrease) in net assets resulting from operations	1,251,515	1,798,033	282,717	346
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,045,157	1,941,609	400,083	3,994
Contract terminations and surrenders	(43,481)	(71,404)	(38,745)	—
Death benefit payments	(1,493)	(9,398)	(91,238)	—
Policy loan transfers	(55,666)	(105,199)	(3,116)	—
Transfers to other contracts	(207,518)	(401,918)	(57,185)	—
Cost of insurance and administration charges	(289,829)	(462,541)	(80,432)	(48)
Mortality and expenses charges	(4,346)	(7,163)	(1,220)	(12)
Surrender charges	(21,822)	(35,835)	(19,445)	—
Increase (decrease) in net assets from policy related transactions	421,002	848,151	108,702	3,934
Total increase (decrease)	1,672,517	2,646,184	391,419	4,280
Net assets as of December 31, 2019	$5,844,800	$8,115,637	$1,383,739	$4,280

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

Net assets as of January 1, 2018	$5,723,415	$1,942,301	$—	$2,951,509
Increase (decrease) in net assets
Operations:
Net investment income (loss)	84,818	119,620	—	13,835
Total realized gains (losses) on investments	—	(6,916)	—	258,293
Change in net unrealized appreciation (depreciation)
of investments	—	(191,168)	—	(801,439)
Net gains (losses) on investments	84,818	(78,464)	—	(529,311)
Net increase (decrease) in net assets resulting from operations	84,818	(78,464)	—	(529,311)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,049,852	671,369	—	1,148,404
Contract terminations and surrenders	(182,409)	(27,135)	—	(57,007)
Death benefit payments	—	—	—	—
Policy loan transfers	(253,822)	(6,152)	—	(17,063)
Transfers to other contracts	(10,411,390)	(252,083)	—	(151,590)
Cost of insurance and administration charges	(872,787)	(150,072)	—	(296,917)
Mortality and expenses charges	(12,752)	(2,168)	—	(4,292)
Surrender charges	(57,408)	(8,540)	—	(17,941)
Increase (decrease) in net assets from policy related transactions	259,284	225,219	—	603,594
Total increase (decrease)	344,102	146,755	—	74,283
Net assets as of December 31, 2018	6,067,517	2,089,056	—	3,025,792

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128,909	125,742	59	26,511
Total realized gains (losses) on investments	—	(17,336)	17	354,037
Change in net unrealized appreciation (depreciation)
of investments	—	202,459	134	357,093
Net gains (losses) on investments	128,909	310,865	210	737,641
Net increase (decrease) in net assets resulting from operations	128,909	310,865	210	737,641
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,259,489	658,045	4,221	1,179,555
Contract terminations and surrenders	(340,720)	(24,375)	—	(48,457)
Death benefit payments	—	—	—	(60,076)
Policy loan transfers	(31,180)	135	—	(53,260)
Transfers to other contracts	(8,486,256)	(290,804)	—	(165,775)
Cost of insurance and administration charges	(991,742)	(133,547)	(943)	(322,583)
Mortality and expenses charges	(16,453)	(2,013)	(21)	(5,104)
Surrender charges	(170,996)	(12,233)	—	(24,319)
Increase (decrease) in net assets from policy related transactions	1,222,142	195,208	3,257	499,981
Total increase (decrease)	1,351,051	506,073	3,467	1,237,622
Net assets as of December 31, 2019	$7,418,568	$2,595,129	$3,467	$4,263,414

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division

Net assets as of January 1, 2018	$—	$1,640,705	$1,829,062	$502,843
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	42,454	26,312	4,804
Total realized gains (losses) on investments	—	2,661	128,073	76,196
Change in net unrealized appreciation (depreciation)
of investments	—	(247,653)	(268,397)	(165,560)
Net gains (losses) on investments	—	(202,538)	(114,012)	(84,560)
Net increase (decrease) in net assets resulting from operations	—	(202,538)	(114,012)	(84,560)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	419,195	596,031	253,752
Contract terminations and surrenders	—	(38,976)	(19,095)	(6,804)
Death benefit payments	—	(7,978)	—	—
Policy loan transfers	—	(2,883)	25,146	(78)
Transfers to other contracts	—	(65,093)	(109,377)	(42,297)
Cost of insurance and administration charges	—	(105,736)	(150,153)	(41,862)
Mortality and expenses charges	—	(1,528)	(2,170)	(605)
Surrender charges	—	(12,266)	(6,010)	(2,141)
Increase (decrease) in net assets from policy related transactions	—	184,735	334,372	159,965
Total increase (decrease)	—	(17,803)	220,360	75,405
Net assets as of December 31, 2018	—	1,622,902	2,049,422	578,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	364	31,238	32,050	7,295
Total realized gains (losses) on investments	97	172,746	393,548	102,292
Change in net unrealized appreciation (depreciation)
of investments	1,756	200,350	203,573	50,603
Net gains (losses) on investments	2,217	404,334	629,171	160,190
Net increase (decrease) in net assets resulting from operations	2,217	404,334	629,171	160,190
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	29,611	459,525	535,399	220,886
Contract terminations and surrenders	—	(29,806)	(12,482)	(15,206)
Death benefit payments	—	(599)	(206)	(217)
Policy loan transfers	—	(17,128)	(26,850)	(19,715)
Transfers to other contracts	—	(99,820)	(52,514)	(62,533)
Cost of insurance and administration charges	(422)	(106,093)	(155,939)	(48,011)
Mortality and expenses charges	(8)	(1,592)	(2,564)	(716)
Surrender charges	—	(14,959)	(6,264)	(7,631)
Increase (decrease) in net assets from policy related transactions	29,181	189,528	278,580	66,857
Total increase (decrease)	31,398	593,862	907,751	227,047
Net assets as of December 31, 2019	$31,398	$2,216,764	$2,957,173	$805,295

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division

Net assets as of January 1, 2018	$1,094,068	$2,576,165	$123,636	$46,220
Increase (decrease) in net assets
Operations:
Net investment income (loss)	51,545	33,377	—	283
Total realized gains (losses) on investments	(5,335)	26,253	15,174	8,548
Change in net unrealized appreciation (depreciation)
of investments	(30,301)	(682,459)	(23,512)	(16,592)
Net gains (losses) on investments	15,909	(622,829)	(8,338)	(7,761)
Net increase (decrease) in net assets resulting from operations	15,909	(622,829)	(8,338)	(7,761)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	486,597	1,109,466	69,742	18,600
Contract terminations and surrenders	(3,466)	(26,224)	(3,672)	(96)
Death benefit payments	—	(715)	—	—
Policy loan transfers	(2,120)	(4,282)	(1,215)	—
Transfers to other contracts	(58,057)	(332,572)	(28,123)	(558)
Cost of insurance and administration charges	(100,108)	(171,991)	(9,070)	(4,254)
Mortality and expenses charges	(1,445)	(2,487)	(131)	(61)
Surrender charges	(1,091)	(8,253)	(1,156)	(30)
Increase (decrease) in net assets from policy related transactions	320,310	562,942	26,375	13,601
Total increase (decrease)	336,219	(59,887)	18,037	5,840
Net assets as of December 31, 2018	1,430,287	2,516,278	141,673	52,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45,743	26,015	—	459
Total realized gains (losses) on investments	(6,273)	75,716	32,007	5,893
Change in net unrealized appreciation (depreciation)
of investments	59,538	353,086	24,215	7,246
Net gains (losses) on investments	99,008	454,817	56,222	13,598
Net increase (decrease) in net assets resulting from operations	99,008	454,817	56,222	13,598
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	588,258	696,983	44,051	20,470
Contract terminations and surrenders	(10,314)	(59,316)	(336)	(1,991)
Death benefit payments	—	—	—	(1,164)
Policy loan transfers	(23,727)	(9,688)	(56)	(35)
Transfers to other contracts	(174,231)	(294,583)	(17,124)	(4,039)
Cost of insurance and administration charges	(109,834)	(176,806)	(11,446)	(4,844)
Mortality and expenses charges	(1,638)	(2,657)	(246)	(71)
Surrender charges	(5,176)	(29,769)	(169)	(999)
Increase (decrease) in net assets from policy related transactions	263,338	124,164	14,674	7,327
Total increase (decrease)	362,346	578,981	70,896	20,925
Net assets as of December 31, 2019	$1,792,633	$3,095,259	$212,569	$72,985

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco Core Equity Series II Division	Invesco Health Care Series I Division	Invesco Mid Cap Core Equity Series II Division	Invesco Oppenheimer Main Street Small Cap Series II Division (1)

Net assets as of January 1, 2018	$218,130	$1,955,846	$460,519	$472,943
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	499	317
Total realized gains (losses) on investments	15,772	273,397	62,582	69,541
Change in net unrealized appreciation (depreciation)
of investments	(30,507)	(268,180)	(115,821)	(120,369)
Net gains (losses) on investments	(14,735)	5,217	(52,740)	(50,511)
Net increase (decrease) in net assets resulting from operations	(14,735)	5,217	(52,740)	(50,511)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	63,026	728,283	88,367	160,147
Contract terminations and surrenders	(8,967)	(67,428)	(7,171)	(8,639)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(6,846)	66	(2,645)
Transfers to other contracts	(86,885)	(121,557)	(62,393)	(67,893)
Cost of insurance and administration charges	(15,705)	(170,000)	(26,268)	(34,759)
Mortality and expenses charges	(229)	(2,456)	(378)	(503)
Surrender charges	(2,822)	(21,221)	(2,257)	(2,719)
Increase (decrease) in net assets from policy related transactions	(51,582)	338,775	(10,034)	42,989
Total increase (decrease)	(66,317)	343,992	(62,774)	(7,522)
Net assets as of December 31, 2018	151,813	2,299,838	397,745	465,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	1,241	1,090	—
Total realized gains (losses) on investments	20,133	838	52,532	62,489
Change in net unrealized appreciation (depreciation)
of investments	22,925	795,710	49,210	68,609
Net gains (losses) on investments	43,362	797,789	102,832	131,098
Net increase (decrease) in net assets resulting from operations	43,362	797,789	102,832	131,098
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	42,009	782,105	86,507	199,949
Contract terminations and surrenders	(1,666)	(28,693)	(2,271)	(4,894)
Death benefit payments	—	(899)	—	(51,807)
Policy loan transfers	(1,076)	(11,155)	(21,285)	(11,009)
Transfers to other contracts	(22,013)	(246,553)	(2,710)	(23,198)
Cost of insurance and administration charges	(14,876)	(188,019)	(28,032)	(37,065)
Mortality and expenses charges	(222)	(2,957)	(418)	(553)
Surrender charges	(836)	(14,400)	(1,140)	(2,456)
Increase (decrease) in net assets from policy related transactions	1,320	289,429	30,651	68,967
Total increase (decrease)	44,682	1,087,218	133,483	200,065
Net assets as of December 31, 2019	$196,495	$3,387,056	$531,228	$665,486

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Forty Service Shares Division	Janus Henderson Global Technology Service Shares Division (2)	LargeCap Growth I Class 1 Division

Net assets as of January 1, 2018	$—	$1,808,128	$—	$2,015,529
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	26,679	—	937
Total realized gains (losses) on investments	(12)	287,193	—	213,767
Change in net unrealized appreciation (depreciation)
of investments	(2,853)	(314,038)	—	(172,108)
Net gains (losses) on investments	(2,863)	(166)	—	42,596
Net increase (decrease) in net assets resulting from operations	(2,863)	(166)	—	42,596
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	37,033	1,022,190	—	999,756
Contract terminations and surrenders	—	(63,244)	—	(39,249)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(126,613)	—	(7,869)
Transfers to other contracts	(3,724)	(283,477)	—	(269,566)
Cost of insurance and administration charges	(1,450)	(152,694)	—	(139,461)
Mortality and expenses charges	(20)	(2,205)	—	(2,015)
Surrender charges	—	(19,904)	—	(12,352)
Increase (decrease) in net assets from policy related transactions	31,839	374,053	—	529,244
Total increase (decrease)	28,976	373,887	—	571,840
Net assets as of December 31, 2018	28,976	2,182,015	—	2,587,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	675	—	2,620
Total realized gains (losses) on investments	22,341	277,840	8	494,124
Change in net unrealized appreciation (depreciation)
of investments	30,375	570,290	10,675	702,715
Net gains (losses) on investments	52,890	848,805	10,683	1,199,459
Net increase (decrease) in net assets resulting from operations	52,890	848,805	10,683	1,199,459
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	494,154	974,732	103,427	3,235,716
Contract terminations and surrenders	—	(30,868)	—	(149,082)
Death benefit payments	—	—	—	(91,602)
Policy loan transfers	(128)	(51,706)	(120)	(72,932)
Transfers to other contracts	(75,066)	(346,454)	—	(298,594)
Cost of insurance and administration charges	(21,056)	(187,249)	(3,188)	(239,703)
Mortality and expenses charges	(457)	(3,055)	(115)	(3,823)
Surrender charges	—	(15,492)	—	(74,819)
Increase (decrease) in net assets from policy related transactions	397,447	339,908	100,004	2,305,161
Total increase (decrease)	450,337	1,188,713	110,687	3,504,620
Net assets as of December 31, 2019	$479,313	$3,370,728	$110,687	$6,091,989

(1) Commenced operations June 11, 2018.
(2) Commenced operations June 7, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Mid Cap Value Portfolio Service Class Division

Net assets as of January 1, 2018	$8,682,829	$7,915	$66,210	$403,654
Increase (decrease) in net assets
Operations:
Net investment income (loss)	176,022	—	360	3,250
Total realized gains (losses) on investments	416,239	26,276	9,089	41,742
Change in net unrealized appreciation (depreciation)
of investments	(1,113,951)	(56,721)	(12,533)	(102,517)
Net gains (losses) on investments	(521,690)	(30,445)	(3,084)	(57,525)
Net increase (decrease) in net assets resulting from operations	(521,690)	(30,445)	(3,084)	(57,525)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,968,246	208,915	37,153	254,097
Contract terminations and surrenders	(123,571)	—	—	(3,126)
Death benefit payments	(19,214)	—	—	—
Policy loan transfers	(68,034)	—	—	(4,057)
Transfers to other contracts	(437,988)	(573)	(34,078)	(92,298)
Cost of insurance and administration charges	(573,232)	(13,435)	(7,128)	(49,462)
Mortality and expenses charges	(8,283)	(195)	(103)	(713)
Surrender charges	(38,890)	—	—	(984)
Increase (decrease) in net assets from policy related transactions	1,699,034	194,712	(4,156)	103,457
Total increase (decrease)	1,177,344	164,267	(7,240)	45,932
Net assets as of December 31, 2018	9,860,173	172,182	58,970	449,586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	236,728	—	379	6,007
Total realized gains (losses) on investments	695,507	23,607	12,733	56,154
Change in net unrealized appreciation (depreciation)
of investments	2,282,801	34,529	4,203	92,048
Net gains (losses) on investments	3,215,036	58,136	17,315	154,209
Net increase (decrease) in net assets resulting from operations	3,215,036	58,136	17,315	154,209
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,142,928	194,762	47,418	274,203
Contract terminations and surrenders	(62,039)	(514)	(571)	(17,402)
Death benefit payments	(2,550)	(182)	—	—
Policy loan transfers	(140,884)	(403)	(129)	3,869
Transfers to other contracts	(891,569)	(88,781)	(5,927)	(48,088)
Cost of insurance and administration charges	(658,377)	(29,612)	(9,272)	(53,316)
Mortality and expenses charges	(11,185)	(573)	(139)	(816)
Surrender charges	(31,135)	(258)	(286)	(8,733)
Increase (decrease) in net assets from policy related transactions	1,345,189	74,439	31,094	149,717
Total increase (decrease)	4,560,225	132,575	48,409	303,926
Net assets as of December 31, 2019	$14,420,398	$304,757	$107,379	$753,512

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Utilities Service Class Division	MidCap Class 1 Division

Net assets as of January 1, 2018	$356,677	$37,754	$1,521,108	$3,581,257
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	229	15,961	10,730
Total realized gains (losses) on investments	79,634	14,796	5,020	516,489
Change in net unrealized appreciation (depreciation)
of investments	(111,047)	(27,246)	(8,625)	(788,345)
Net gains (losses) on investments	(31,413)	(12,221)	12,356	(261,126)
Net increase (decrease) in net assets resulting from operations	(31,413)	(12,221)	12,356	(261,126)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	265,217	78,010	650,357	671,393
Contract terminations and surrenders	(5,000)	—	(18,585)	(75,161)
Death benefit payments	—	—	—	—
Policy loan transfers	(736)	(2,059)	(7,121)	(9,313)
Transfers to other contracts	(22,408)	(357)	(83,856)	(111,674)
Cost of insurance and administration charges	(39,070)	(8,961)	(142,083)	(138,798)
Mortality and expenses charges	(564)	(129)	(2,054)	(2,004)
Surrender charges	(1,573)	—	(5,849)	(23,655)
Increase (decrease) in net assets from policy related transactions	195,866	66,504	390,809	310,788
Total increase (decrease)	164,453	54,283	403,165	49,662
Net assets as of December 31, 2018	521,130	92,037	1,924,273	3,630,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	664	84,579	13,196
Total realized gains (losses) on investments	163,910	18,509	(5,007)	677,343
Change in net unrealized appreciation (depreciation)
of investments	67,117	15,236	398,901	895,326
Net gains (losses) on investments	231,027	34,409	478,473	1,585,865
Net increase (decrease) in net assets resulting from operations	231,027	34,409	478,473	1,585,865
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	288,010	58,867	583,534	577,309
Contract terminations and surrenders	(2,125)	(1,246)	(59,720)	(29,427)
Death benefit payments	—	—	(38,650)	—
Policy loan transfers	(14,532)	(1,063)	(18,305)	(26,137)
Transfers to other contracts	(95,210)	(3,631)	(233,611)	(137,675)
Cost of insurance and administration charges	(49,874)	(10,679)	(155,461)	(145,914)
Mortality and expenses charges	(830)	(159)	(2,472)	(2,177)
Surrender charges	(1,067)	(626)	(29,972)	(14,768)
Increase (decrease) in net assets from policy related transactions	124,372	41,463	45,343	221,211
Total increase (decrease)	355,399	75,872	523,816	1,807,076
Net assets as of December 31, 2019	$876,529	$167,909	$2,448,089	$5,437,995

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Neuberger Berman AMT Sustainable Equity I Class Division (1)	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Net assets as of January 1, 2018	$—	$987,631	$119,366	$550,359
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	13,509	3,690	15,026
Total realized gains (losses) on investments	—	75,456	3,141	16,773
Change in net unrealized appreciation (depreciation)
of investments	—	(132,588)	(11,543)	(58,140)
Net gains (losses) on investments	—	(43,623)	(4,712)	(26,341)
Net increase (decrease) in net assets resulting from operations	—	(43,623)	(4,712)	(26,341)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	342,643	10,121	69,210
Contract terminations and surrenders	—	(28,501)	—	(54,849)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(6,178)	—	170
Transfers to other contracts	—	(49,860)	(29)	(240)
Cost of insurance and administration charges	—	(90,816)	(6,982)	(34,890)
Mortality and expenses charges	—	(1,311)	(101)	(503)
Surrender charges	—	(8,970)	—	(17,262)
Increase (decrease) in net assets from policy related transactions	—	157,007	3,009	(38,364)
Total increase (decrease)	—	113,384	(1,703)	(64,705)
Net assets as of December 31, 2018	—	1,101,015	117,663	485,654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,065	23,869	3,762	13,003
Total realized gains (losses) on investments	14,127	158,143	7,133	22,268
Change in net unrealized appreciation (depreciation)
of investments	9,542	204,482	5,479	53,086
Net gains (losses) on investments	24,734	386,494	16,374	88,357
Net increase (decrease) in net assets resulting from operations	24,734	386,494	16,374	88,357
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	276,065	410,975	9,199	63,158
Contract terminations and surrenders	(991)	(33,937)	(29)	(6,890)
Death benefit payments	—	—	—	—
Policy loan transfers	(673)	(9,788)	(8,147)	(4,392)
Transfers to other contracts	(3,814)	(56,595)	(253)	(5)
Cost of insurance and administration charges	(12,656)	(97,569)	(7,874)	(33,024)
Mortality and expenses charges	(190)	(1,474)	(118)	(492)
Surrender charges	(497)	(17,032)	(15)	(3,458)
Increase (decrease) in net assets from policy related transactions	257,244	194,580	(7,237)	14,897
Total increase (decrease)	281,978	581,074	9,137	103,254
Net assets as of December 31, 2019	$281,978	$1,682,089	$126,800	$588,908

(1) Commenced operations April 29, 2019.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Net assets as of January 1, 2018	$2,770,221	$3,109,807	$1,595,341	$1,021,030
Increase (decrease) in net assets
Operations:
Net investment income (loss)	75,944	70,612	37,408	25,444
Total realized gains (losses) on investments	96,890	127,574	83,167	63,201
Change in net unrealized appreciation (depreciation)
of investments	(401,991)	(480,802)	(285,123)	(206,178)
Net gains (losses) on investments	(229,157)	(282,616)	(164,548)	(117,533)
Net increase (decrease) in net assets resulting from operations	(229,157)	(282,616)	(164,548)	(117,533)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,213,489	953,144	544,397	568,161
Contract terminations and surrenders	(28,196)	(103,220)	(26,669)	(81,585)
Death benefit payments	—	—	—	—
Policy loan transfers	(36,060)	(41,897)	(7,296)	(529)
Transfers to other contracts	(44,713)	(10,835)	(21,384)	(36,221)
Cost of insurance and administration charges	(206,261)	(267,390)	(185,249)	(141,285)
Mortality and expenses charges	(2,979)	(3,864)	(2,677)	(2,041)
Surrender charges	(8,874)	(32,485)	(8,393)	(25,677)
Increase (decrease) in net assets from policy related transactions	886,406	493,453	292,729	280,823
Total increase (decrease)	657,249	210,837	128,181	163,290
Net assets as of December 31, 2018	3,427,470	3,320,644	1,723,522	1,184,320

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89,711	83,068	38,790	19,432
Total realized gains (losses) on investments	209,045	239,197	134,558	89,609
Change in net unrealized appreciation (depreciation)
of investments	512,889	581,651	292,568	223,959
Net gains (losses) on investments	811,645	903,916	465,916	333,000
Net increase (decrease) in net assets resulting from operations	811,645	903,916	465,916	333,000
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,292,019	1,444,709	597,413	508,823
Contract terminations and surrenders	(24,821)	(82,827)	(45,123)	(37,476)
Death benefit payments	—	—	(209)	—
Policy loan transfers	(10,050)	(35,986)	(50,282)	(35,301)
Transfers to other contracts	(42,127)	(28,712)	(83,602)	(61,434)
Cost of insurance and administration charges	(245,381)	(277,149)	(195,621)	(144,822)
Mortality and expenses charges	(3,664)	(4,212)	(2,919)	(2,161)
Surrender charges	(12,457)	(41,568)	(22,645)	(18,808)
Increase (decrease) in net assets from policy related transactions	953,519	974,255	197,012	208,821
Total increase (decrease)	1,765,164	1,878,171	662,928	541,821
Net assets as of December 31, 2019	$5,192,634	$5,198,815	$2,386,450	$1,726,141

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	SAM Balanced Portfolio Class 1 Division

Net assets as of January 1, 2018	$200,889	$257,468	$3,604,638	$15,444,293
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,381	—	69,808	511,340
Total realized gains (losses) on investments	2,832	21,288	279,116	652,428
Change in net unrealized appreciation (depreciation)
of investments	(16,714)	(19,391)	(504,543)	(2,007,060)
Net gains (losses) on investments	(7,501)	1,897	(155,619)	(843,292)
Net increase (decrease) in net assets resulting from operations	(7,501)	1,897	(155,619)	(843,292)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	67,155	112,554	1,209,273	3,668,198
Contract terminations and surrenders	(3,965)	(6,904)	(75,710)	(271,488)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(267)	(14,415)	(248,170)
Transfers to other contracts	(1,353)	(14,704)	(421,093)	(257,310)
Cost of insurance and administration charges	(13,938)	(23,591)	(314,470)	(1,019,804)
Mortality and expenses charges	(201)	(343)	(4,544)	(14,734)
Surrender charges	(1,248)	(2,173)	(23,828)	(85,443)
Increase (decrease) in net assets from policy related transactions	46,450	64,572	355,213	1,771,249
Total increase (decrease)	38,949	66,469	199,594	927,957
Net assets as of December 31, 2018	239,838	323,937	3,804,232	16,372,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,446	526	88,865	484,488
Total realized gains (losses) on investments	10,893	62,148	302,239	614,874
Change in net unrealized appreciation (depreciation)
of investments	13,328	61,675	816,803	2,280,760
Net gains (losses) on investments	30,667	124,349	1,207,907	3,380,122
Net increase (decrease) in net assets resulting from operations	30,667	124,349	1,207,907	3,380,122
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	61,352	103,654	1,293,635	3,194,461
Contract terminations and surrenders	(2,538)	(8,339)	(164,684)	(185,615)
Death benefit payments	—	—	(216)	(7,440)
Policy loan transfers	—	(2,942)	(63,638)	(110,179)
Transfers to other contracts	(4,358)	(21,495)	(335,106)	(521,340)
Cost of insurance and administration charges	(14,988)	(27,462)	(332,056)	(1,098,287)
Mortality and expenses charges	(222)	(485)	(5,085)	(16,393)
Surrender charges	(1,274)	(4,185)	(82,649)	(93,154)
Increase (decrease) in net assets from policy related transactions	37,972	38,746	310,201	1,162,053
Total increase (decrease)	68,639	163,095	1,518,108	4,542,175
Net assets as of December 31, 2019	$308,477	$487,032	$5,322,340	$20,914,425

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division

Net assets as of January 1, 2018	$3,534,839	$17,344,937	$3,251,460	$25,887,770
Increase (decrease) in net assets
Operations:
Net investment income (loss)	133,566	528,934	120,310	676,914
Total realized gains (losses) on investments	142,434	900,349	65,080	1,442,615
Change in net unrealized appreciation (depreciation)
of investments	(419,594)	(2,712,640)	(242,089)	(4,635,188)
Net gains (losses) on investments	(143,594)	(1,283,357)	(56,699)	(2,515,659)
Net increase (decrease) in net assets resulting from operations	(143,594)	(1,283,357)	(56,699)	(2,515,659)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	973,079	5,073,358	617,824	6,756,063
Contract terminations and surrenders	(23,231)	(934,609)	(213,412)	(538,926)
Death benefit payments	—	—	—	—
Policy loan transfers	(45,372)	(241,889)	10,679	(159,025)
Transfers to other contracts	(28,503)	(355,691)	(401,653)	(588,894)
Cost of insurance and administration charges	(282,127)	(1,139,034)	(261,093)	(1,902,294)
Mortality and expenses charges	(4,076)	(16,456)	(3,772)	(27,483)
Surrender charges	(7,311)	(294,140)	(67,165)	(169,611)
Increase (decrease) in net assets from policy related transactions	582,459	2,091,539	(318,592)	3,369,830
Total increase (decrease)	438,865	808,182	(375,291)	854,171
Net assets as of December 31, 2018	3,973,704	18,153,119	2,876,169	26,741,941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136,129	417,080	131,419	508,940
Total realized gains (losses) on investments	88,331	941,511	108,254	1,548,118
Change in net unrealized appreciation (depreciation)
of investments	438,801	3,231,139	182,443	5,552,601
Net gains (losses) on investments	663,261	4,589,730	422,116	7,609,659
Net increase (decrease) in net assets resulting from operations	663,261	4,589,730	422,116	7,609,659
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,011,149	4,693,107	1,238,236	6,854,014
Contract terminations and surrenders	(23,499)	(191,476)	(9,842)	(578,393)
Death benefit payments	(5,107)	(5,999)	(6,332)	(5,367)
Policy loan transfers	28,125	(48,695)	(15,389)	(90,913)
Transfers to other contracts	(161,735)	(916,239)	(49,651)	(648,396)
Cost of insurance and administration charges	(298,267)	(1,179,903)	(270,529)	(1,927,864)
Mortality and expenses charges	(4,452)	(17,762)	(4,037)	(29,153)
Surrender charges	(11,793)	(96,095)	(4,939)	(290,275)
Increase (decrease) in net assets from policy related transactions	534,421	2,236,938	877,517	3,283,653
Total increase (decrease)	1,197,682	6,826,668	1,299,633	10,893,312
Net assets as of December 31, 2019	$5,171,386	$24,979,787	$4,175,802	$37,635,253

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Short-Term Income Class 1 Division	SmallCap Class 1 Division	Templeton Global Bond VIP Class 2 Division	TOPS Managed Risk Balanced ETF Class 2 Division

Net assets as of January 1, 2018	$1,764,195	$1,919,179	$1,366,296	$431,963
Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,610	6,936	—	7,932
Total realized gains (losses) on investments	(7,112)	166,926	(10,364)	25,752
Change in net unrealized appreciation (depreciation)
of investments	(13,793)	(426,676)	39,337	(62,522)
Net gains (losses) on investments	18,705	(252,814)	28,973	(28,838)
Net increase (decrease) in net assets resulting from operations	18,705	(252,814)	28,973	(28,838)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	512,619	630,894	454,966	102,682
Contract terminations and surrenders	(8,580)	(33,417)	(16,939)	(363)
Death benefit payments	—	—	(801)	—
Policy loan transfers	(5,497)	(66,960)	(2,340)	3,174
Transfers to other contracts	(274,448)	(76,707)	(129,989)	(18,784)
Cost of insurance and administration charges	(106,360)	(160,346)	(104,455)	(26,540)
Mortality and expenses charges	(1,538)	(2,317)	(1,508)	(383)
Surrender charges	(2,700)	(10,517)	(5,331)	(114)
Increase (decrease) in net assets from policy related transactions	113,496	280,630	193,603	59,672
Total increase (decrease)	132,201	27,816	222,576	30,834
Net assets as of December 31, 2018	1,896,396	1,946,995	1,588,872	462,797

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,128	8,249	120,005	11,706
Total realized gains (losses) on investments	887	398,880	(8,923)	14,489
Change in net unrealized appreciation (depreciation)
of investments	40,329	145,451	(78,444)	42,196
Net gains (losses) on investments	96,344	552,580	32,638	68,391
Net increase (decrease) in net assets resulting from operations	96,344	552,580	32,638	68,391
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	819,576	637,793	488,834	84,449
Contract terminations and surrenders	(11,604)	(44,962)	(31,751)	—
Death benefit payments	—	(2,527)	(195)	(208)
Policy loan transfers	(27,520)	(20,062)	(14,270)	(1,908)
Transfers to other contracts	(381,340)	(110,527)	(71,671)	(17,041)
Cost of insurance and administration charges	(124,894)	(162,864)	(107,662)	(24,303)
Mortality and expenses charges	(1,865)	(2,504)	(1,684)	(361)
Surrender charges	(5,824)	(22,565)	(15,935)	—
Increase (decrease) in net assets from policy related transactions	266,529	271,782	245,666	40,628
Total increase (decrease)	362,873	824,362	278,304	109,019
Net assets as of December 31, 2019	$2,259,269	$2,771,357	$1,867,176	$571,816

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division	Wanger International Division

Net assets as of January 1, 2018	$1,812,687	$744,779	$667,625	$225,043
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,076	14,514	—	8,668
Total realized gains (losses) on investments	101,010	42,334	(29,128)	47,302
Change in net unrealized appreciation (depreciation)
of investments	(304,973)	(121,238)	(161,623)	(154,781)
Net gains (losses) on investments	(173,887)	(64,390)	(190,751)	(98,811)
Net increase (decrease) in net assets resulting from operations	(173,887)	(64,390)	(190,751)	(98,811)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	395,581	206,368	203,621	406,870
Contract terminations and surrenders	(9,381)	(654)	(8,672)	(11,164)
Death benefit payments	—	—	—	—
Policy loan transfers	(307)	(68)	(14,955)	(5,991)
Transfers to other contracts	(52,700)	(2,028)	(93,882)	(7,571)
Cost of insurance and administration charges	(190,996)	(47,864)	(53,477)	(41,463)
Mortality and expenses charges	(2,760)	(691)	(772)	(599)
Surrender charges	(2,952)	(206)	(2,729)	(3,513)
Increase (decrease) in net assets from policy related transactions	136,485	154,857	29,134	336,569
Total increase (decrease)	(37,402)	90,467	(161,617)	237,758
Net assets as of December 31, 2018	1,775,285	835,246	506,008	462,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,827	22,619	—	5,741
Total realized gains (losses) on investments	116,335	43,721	(12,548)	58,198
Change in net unrealized appreciation (depreciation)
of investments	147,467	78,916	72,178	100,314
Net gains (losses) on investments	303,629	145,256	59,630	164,253
Net increase (decrease) in net assets resulting from operations	303,629	145,256	59,630	164,253
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	340,084	197,795	178,876	266,657
Contract terminations and surrenders	(44,718)	(2,217)	(47,670)	(17,641)
Death benefit payments	—	—	(195)	—
Policy loan transfers	(588)	(1,881)	(5,506)	(5,390)
Transfers to other contracts	(44,560)	(10,265)	(48,943)	(36,079)
Cost of insurance and administration charges	(193,005)	(51,880)	(49,633)	(47,865)
Mortality and expenses charges	(2,881)	(775)	(741)	(714)
Surrender charges	(22,443)	(1,113)	(23,924)	(8,853)
Increase (decrease) in net assets from policy related transactions	31,889	129,664	2,264	150,115
Total increase (decrease)	335,518	274,920	61,894	314,368
Net assets as of December 31, 2019	$2,110,803	$1,110,166	$567,902	$777,169

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2019, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account (2)
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Value Fund – Class II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

American Funds Insurance Series:
Blue Chip Income and Growth Fund – Class 2 (3)
Global Balanced Fund Class 2 (7)
Growth Fund – Class 2
International Fund – Class 2
New World Fund – Class 2
BNY Mellon Investment Portfolio:
MidCap Stock Portfolio – Service Shares (10)
Calvert VP Portfolio:
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Variable Mid Cap Portfolio – Class I Shares (3)
Delaware VIP® Trust Series:
Small Cap Value – Service Class
Smid Cap Core – Service Class
DWS Small Mid Cap Value VIP – Class B
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Extended Market Index – Service Class 2 (9)
Government Money Market Portfolio – Service Class (4)
High Income Portfolio – Service Class 2
International Index – Service Class 2 (9)
    Mid Cap Portfolio – Service Class 2
Total Market Index – Service Class 2 (9)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund - Class 2
Invesco V.I. Fund:
American Franchise Fund – Series II Shares
    American Value Fund – Series I Shares (3)
Core Equity Fund – Series II Shares
    Health Care Fund – Series I Shares
    Mid Cap Core Equity Fund – Series II Shares
Oppenheimer Main Street Small Cap Fund – Series II Shares (11)
Janus Henderson Series:
Enterprise – Service Shares (7)
Forty Portfolio – Service Shares
Global Technology – Service Shares (9)
Lord Abbett Series Fund:
Developing Growth Portfolio – Class VC (5)
MFS®:
Blended Research Small Cap Equity Portfolio – Service Class (5)
Mid Cap Value Portfolio – Service Class (3)
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class (5)
Utilities Series – Service Class

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Neuberger Berman Advisors Management Trust:
    Sustainable Equity – I Class Shares (8)
Putnam VT Growth Opportunities Fund – Class IB (6)
TOPS Managed Risk Series:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
    Moderate Growth ETF Portfolio – Class 2
VanEck VIP Global Hard Assets Fund – Class S Shares
Wanger International (3)

(1)	Organized by Principal National.

(2)	Commenced operations April 17, 2015.

(3)	Commenced operations May 18, 2015.

(4)	Commenced operations February 8, 2016.

(5)	Commenced operations May 23, 2016.

(6)	Commenced operations November 18, 2016.
(7) Commenced operations June 11, 2018.
(8) Commenced operations April 29, 2019.
(9) Commenced operations June 7, 2019.
(10) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(11) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

Commenced operations date is the date the division became available to contractholders.

During 2019, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
April 30, 2019	Neuberger Berman AMT Large Cap Value I Class	Neuberger Berman AMT Sustainable Equity I Class	$245,022
June 8, 2019	LargeCap Growth Class 1	LargeCap Growth I Class 1	1,610,972
June 8, 2019	Multi-Asset Income Class 1	SAM Flexible Income Portfolio Class 1	50,903
July 31, 2019	Lord Abbett Series Fund International Opportunities Class VC	Fidelity VIP Government Money Market Service Class	292,043

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

•	Principal® Variable Universal Life Income III and

•	Principal® Variable Universal Life Income IV

Sales of Principal® Variable Universal Life Income IV began in October 2019 and disclosures in the financial statements and footnotes do not reflect a full twelve months of activity for that product.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2019. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2019, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	Net Assets of Accounts			Net Assets of Accounts
	(in millions)			(in millions)
	First $2,000	Over $2,000		First $200	Next $300	Over $500
Government & High Quality Bond			Short-Term
Account	0.50%	0.45%	Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500		All Net Assets
Principal Capital Appreciation			LargeCap S&P 500 Index
Account	0.625%	0.500%	Account	0.25%

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2019 through April 30, 2019
	Class 1	Expiration
SAM Balanced Portfolio	0.86%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	April 30, 2019
SAM Conservative Growth Portfolio	0.99	April 30, 2019
SAM Strategic Growth Portfolio	0.99	April 30, 2019

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2019 through December 31, 2019
	All Classes	Expiration
International Emerging Markets Account	0.150%	April 30, 2020
LargeCap Growth Account I	0.016	April 30, 2020
Real Estate Securities Account	0.020	April 30, 2020

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2019 through December 31, 2019
	Class 1	Expiration
International Emerging Markets Account	1.20%	April 30, 2020
LargeCap Growth Account I	0.69^	April 30, 2021
Principal LifeTime 2060 Account	0.10	April 30, 2020

^Period from June 10, 2019 through December 31, 2019. Prior to June 10, 2019, there was no contractual limit.

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2020.

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2019:

Division	Purchases	Sales

AllianceBernstein International Value Class A	$272,461	$137,324

AllianceBernstein Small Cap Growth Class A	$57,676	$15,038

AllianceBernstein Small/Mid Cap Value Class A	$773,233	$298,772

American Century VP Capital Appreciation Class II	$227,969	$40,209

American Century VP Income & Growth Class II	$431,600	$156,517

American Century VP Inflation Protection Class II	$159,228	$147,258

American Century VP Mid Cap Value Class II	$730,241	$394,271

American Century VP Value Class II	$378,148	$284,546

American Funds Insurance Series Blue Chip Income and Growth Class 2	$750,229	$273,309

American Funds Insurance Series Global Balanced Class 2	$124,602	$3,413

American Funds Insurance Series Growth Fund Class 2	$1,249,626	$517,371

American Funds Insurance Series International Fund Class 2	$570,234	$240,749

American Funds Insurance Series New World Fund Class 2	$519,418	$255,225

BNY Mellon IP MidCap Stock Service Shares	$152,349	$54,043

Calvert Investment Grade Bond Index Class I	$348,380	$184,308

Calvert Russell 2000 Small Cap Index Class F	$522,979	$184,983

Calvert S&P 500 Index	$56,546	$24,689

Calvert S&P MidCap 400 Index Class F	$733,019	$240,230

ClearBridge Mid Cap Class I	$105,403	$40,441

Core Plus Bond Class 1	$660,852	$377,483

Delaware Small Cap Value Service Class	$643,947	$275,315

Delaware Smid Cap Core Service Class	$598,360	$308,858

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

Diversified International Class 1	$738,983	$350,464

DWS Small Mid Cap Value Class B	$88,912	$54,148

Equity Income Class 1	$1,281,987	$624,156

Fidelity VIP Contrafund Service Class 2	$2,677,538	$1,093,458

Fidelity VIP Equity-Income Service Class 2	$494,662	$291,382

Fidelity VIP Extended Market Index Service Class 2	$4,052	$60

Fidelity VIP Government Money Market Service Class	$11,388,401	$10,037,347

Fidelity VIP High Income Service Class 2	$783,787	$462,837

Fidelity VIP International Index Service Class 2	$4,287	$964

Fidelity VIP Mid Cap Service Class 2	$1,583,289	$679,575

Fidelity VIP Total Market Index Service Class 2	$30,053	$430

Franklin Mutual Global Discovery VIP Class 2	$686,995	$269,998

Franklin Rising Dividends VIP Class 2	$964,901	$256,819

Franklin Small Cap Value VIP Class 2	$344,400	$154,029

Government & High Quality Bond Class 1	$634,000	$324,920

International Emerging Markets Class 1	$797,108	$572,819

Invesco American Franchise Series II	$72,014	$29,377

Invesco American Value Series I	$25,744	$13,142

Invesco Core Equity Series II	$63,184	$40,689

Invesco Health Care Series I	$852,322	$492,675

Invesco Mid Cap Core Equity Series II	$143,543	$55,856

Invesco Oppenheimer Main Street Small Cap Series II	$258,237	$130,982

Janus Henderson Enterprise Service Shares	$508,739	$96,707

Janus Henderson Forty Service Shares	$1,214,124	$634,824

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

Janus Henderson Global Technology Service Shares	$103,426	$3,423

LargeCap Growth I Class 1	$3,631,885	$930,554

LargeCap S&P 500 Index Class 1	$3,919,121	$1,797,739

Lord Abbett Series Fund Developing Growth Class VC	$222,213	$120,323

MFS Blended Research Small Cap Equity Service Class	$61,032	$16,324

MFS Mid Cap Value Portfolio Service Class	$332,133	$124,487

MFS New Discovery Service Class	$434,535	$163,638

MFS New Discovery Value Service Class	$79,215	$17,404

MFS Utilities Service Class	$674,813	$538,191

MidCap Class 1	$1,261,614	$356,098

Neuberger Berman AMT Sustainable Equity I Class	$291,312	$18,821

Principal Capital Appreciation Class 1	$567,976	$216,395

Principal LifeTime 2010 Class 1	$20,066	$16,436

Principal LifeTime 2020 Class 1	$99,211	$48,261

Principal LifeTime 2030 Class 1	$1,607,687	$338,500

Principal LifeTime 2040 Class 1	$1,753,127	$470,454

Principal LifeTime 2050 Class 1	$759,983	$400,401

Principal LifeTime 2060 Class 1	$600,426	$300,002

Principal LifeTime Strategic Income Class 1	$78,347	$23,380

Putnam VT Growth Opportunities Class IB	$157,471	$64,907

Real Estate Securities Class 1	$1,709,759	$983,433

SAM Balanced Portfolio Class 1	$4,373,298	$2,032,408

SAM Conservative Balanced Portfolio Class 1	$1,242,124	$476,728

SAM Conservative Growth Portfolio Class 1	$6,148,923	$2,456,170

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

SAM Flexible Income Portfolio Class 1	$1,477,290	$360,719

SAM Strategic Growth Portfolio Class 1	$9,076,781	$3,570,361

Short-Term Income Class 1	$874,705	$553,047

SmallCap Class 1	$1,037,946	$366,011

Templeton Global Bond VIP Class 2	$608,838	$243,168

TOPS Managed Risk Balanced ETF Class 2	$111,239	$43,821

TOPS Managed Risk Growth ETF Class 2	$514,447	$308,195

TOPS Managed Risk Moderate Growth ETF Class 2	$264,770	$68,131

VanEck Global Hard Assets Class S	$178,875	$176,611

Wanger International	$332,375	$116,542

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2019			2018
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein International Value Class A	34,678	18,148	16,530	37,561	14,453	23,108

AllianceBernstein Small Cap Growth Class A	1,011	471	540	1,158	599	559

AllianceBernstein Small/Mid Cap Value Class A	24,035	12,284	11,751	19,037	10,895	8,142

American Century VP Capital Appreciation Class II	10,299	2,465	7,834	9,680	2,898	6,782

American Century VP Income & Growth Class II	11,016	5,148	5,868	9,334	3,419	5,915

American Century VP Inflation Protection Class II	11,538	11,711	(173)	15,152	5,262	9,890

American Century VP Mid Cap Value Class II	14,762	11,827	2,935	18,140	6,376	11,764

American Century VP Value Class II	9,123	8,880	243	9,784	8,182	1,602

American Funds Insurance Series Blue Chip Income and Growth Class 2	45,450	20,738	24,712	37,619	10,059	27,560

American Funds Insurance Series Global Balanced Class 2	11,292	324	10,968	943	262	681

American Funds Insurance Series Growth Fund Class 2	48,201	26,849	21,352	51,356	22,793	28,563

American Funds Insurance Series International Fund Class 2	42,075	19,663	22,412	39,824	17,120	22,704

American Funds Insurance Series New World Fund Class 2	38,919	21,451	17,468	40,863	12,936	27,927

BNY Mellon IP MidCap Stock Service Shares	9,898	4,028	5,870	7,672	1,789	5,883

Calvert Investment Grade Bond Index Class I	28,088	16,034	12,054	20,515	7,361	13,154

Calvert Russell 2000 Small Cap Index Class F	16,201	7,454	8,747	19,652	7,242	12,410

Calvert S&P 500 Index	1,924	1,537	387	5,955	1,884	4,071

Calvert S&P MidCap 400 Index Class F	22,087	9,671	12,416	28,286	8,181	20,105

ClearBridge Mid Cap Class I	8,164	3,234	4,930	7,353	3,140	4,213

Core Plus Bond Class 1	22,306	13,912	8,394	23,390	8,613	14,777

Delaware Small Cap Value Service Class	20,245	10,646	9,599	18,226	6,453	11,773

Delaware Smid Cap Core Service Class	23,592	14,646	8,946	21,459	10,567	10,892

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Diversified International Class 1	19,380	11,829	7,551	24,199	9,667	14,532

DWS Small Mid Cap Value Class B	3,296	2,565	731	3,700	1,636	2,064

Equity Income Class 1	42,475	25,681	16,794	124,065	13,836	110,229

Fidelity VIP Contrafund Service Class 2	46,068	26,120	19,948	48,969	20,673	28,296

Fidelity VIP Equity-Income Service Class 2	14,407	10,434	3,973	12,044	7,023	5,021

Fidelity VIP Extended Market Index Service Class 2	395	6	389	—	—	—

Fidelity VIP Government Money Market Service Class	1,088,175	969,658	118,517	1,189,334	1,164,351	24,983

Fidelity VIP High Income Service Class 2	20,748	14,802	5,946	22,419	14,915	7,504

Fidelity VIP International Index Service Class 2	407	92	315	—	—	—

Fidelity VIP Mid Cap Service Class 2	25,329	14,620	10,709	23,829	11,283	12,546

Fidelity VIP Total Market Index Service Class 2	2,820	40	2,780	—	—	—

Franklin Mutual Global Discovery VIP Class 2	12,776	7,674	5,102	12,012	6,697	5,315

Franklin Rising Dividends VIP Class 2	14,799	7,072	7,727	17,993	7,862	10,131

Franklin Small Cap Value VIP Class 2	5,988	4,184	1,804	6,763	2,489	4,274

Government & High Quality Bond Class 1	41,197	22,809	18,388	35,926	12,278	23,648

International Emerging Markets Class 1	17,886	14,684	3,202	25,883	12,546	13,337

Invesco American Franchise Series II	1,991	1,255	736	3,233	2,044	1,189

Invesco American Value Series I	1,843	1,189	654	1,650	441	1,209

Invesco Core Equity Series II	1,197	1,167	30	1,890	3,397	(1,507)

Invesco Health Care Series I	24,445	15,455	8,990	24,604	13,154	11,450

Invesco Mid Cap Core Equity Series II	3,855	2,478	1,377	4,007	4,482	(475)

Invesco Oppenheimer Main Street Small Cap Series II	7,314	4,715	2,599	5,859	4,091	1,768

Janus Henderson Enterprise Service Shares	11,641	2,277	9,364	967	133	834

Janus Henderson Forty Service Shares	35,809	23,291	12,518	42,145	26,875	15,270

Janus Henderson Global Technology Service Shares	9,775	322	9,453	—	—	—

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

LargeCap Growth I Class 1	50,286	14,356	35,930	17,377	8,073	9,304

LargeCap S&P 500 Index Class 1	104,587	60,157	44,430	106,792	45,371	61,421

Lord Abbett Series Fund Developing Growth Class VC	10,068	6,165	3,903	11,650	827	10,823

MFS Blended Research Small Cap Equity Service Class	3,093	1,076	2,017	2,626	2,912	(286)

MFS Mid Cap Value Portfolio Service Class	21,656	9,808	11,848	21,029	12,364	8,665

MFS New Discovery Service Class	7,036	3,993	3,043	7,113	1,887	5,226

MFS New Discovery Value Service Class	3,920	1,183	2,737	5,558	828	4,730

MFS Utilities Service Class	29,673	27,484	2,189	38,051	15,134	22,917

MidCap Class 1	5,275	3,297	1,978	7,164	3,846	3,318

Neuberger Berman AMT Sustainable Equity I Class	27,601	1,841	25,760	—	—	—

Principal Capital Appreciation Class 1	27,925	14,491	13,434	25,448	13,732	11,716

Principal LifeTime 2010 Class 1	437	773	(336)	503	353	150

Principal LifeTime 2020 Class 1	2,596	2,004	592	2,981	4,585	(1,604)

Principal LifeTime 2030 Class 1	50,940	13,594	37,346	52,121	13,675	38,446

Principal LifeTime 2040 Class 1	54,004	17,670	36,334	37,472	17,954	19,518

Principal LifeTime 2050 Class 1	21,871	14,883	6,988	20,920	9,630	11,290

Principal LifeTime 2060 Class 1	31,716	19,131	12,585	37,620	18,791	18,829

Principal LifeTime Strategic Income Class 1	3,218	1,248	1,970	3,721	1,151	2,570

Putnam VT Growth Opportunities Class IB	5,557	3,169	2,388	7,790	3,311	4,479

Real Estate Securities Class 1	14,444	11,055	3,389	16,002	11,247	4,755

SAM Balanced Portfolio Class 1	161,085	102,183	58,902	195,603	100,368	95,235

SAM Conservative Balanced Portfolio Class 1	53,464	25,315	28,149	54,091	21,712	32,379

SAM Conservative Growth Portfolio Class 1	231,559	120,965	110,594	262,916	153,770	109,146

SAM Flexible Income Portfolio Class 1	66,294	19,381	46,913	35,142	53,144	(18,002)

SAM Strategic Growth Portfolio Class 1	337,038	179,189	157,849	349,100	174,752	174,348

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Short-Term Income Class 1	59,990	40,399	19,591	38,752	30,192	8,560

SmallCap Class 1	17,939	10,363	7,576	17,725	9,868	7,857

Templeton Global Bond VIP Class 2	29,311	14,547	14,764	28,095	16,105	11,990

TOPS Managed Risk Balanced ETF Class 2	6,159	3,270	2,889	7,754	3,236	4,518

TOPS Managed Risk Growth ETF Class 2	23,734	21,631	2,103	27,658	18,467	9,191

TOPS Managed Risk Moderate Growth ETF Class 2	13,846	4,785	9,061	14,631	3,679	10,952

VanEck Global Hard Assets Class S	33,042	32,427	615	31,472	25,911	5,561

Wanger International	24,143	10,367	13,776	34,493	6,179	28,314

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

6. Financial Highlights

Principal National sells a variable life insurance product, which has multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2019, 2018, 2017, 2016 and 2015 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The summary may not reflect the minimum and maximum contract charges offered by Principal National as the contractholder may not have selected all available and applicable contract options as discussed in Note 2.

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

AllianceBernstein International Value Class A:
2019	134	$8.22	$1,102	0.98%	—%	3.92%
2018	117	$7.02	$825	1.58%	—%	(22.77)%
2017	94	$9.09	$858	2.48%	—%	25.38%
2016	71	$7.25	$513	1.47%	—%	(0.55)%
2015	49	$7.29	$353	2.82%	—%	2.68%

AllianceBernstein Small Cap Growth Class A:
2019	6	$34.84	$221	—%	—%	36.36%
2018	6	$25.55	$148	—%	—%	(0.89)%
2017	5	$25.78	$135	—%	—%	34.13%
2016	6	$19.22	$117	—%	—%	6.48%
2015	5	$18.05	$88	—%	—%	(1.26)%

AllianceBernstein Small/Mid Cap Value Class A:
2019	69	$26.07	$1,788	0.60%	—%	4.53%
2018	57	$21.71	$1,234	0.49%	—%	(15.03)%
2017	49	$25.55	$1,244	0.47%	—%	13.15%
2016	37	$22.58	$840	0.63%	—%	25.10%
2015	26	$18.05	$472	0.83%	—%	(5.50)%

American Century VP Capital Appreciation Class II:
2019	28	$17.80	$504	—%	—%	6.27%
2018	20	$13.16	$269	—%	—%	(5.32)%
2017	14	$13.90	$190	—%	—%	21.61%
2016	8	$11.43	$93	—%	—%	3.16%
2015	4	$11.08	$49	—%	—%	1.74%

American Century VP Income & Growth Class II:
2019	34	$33.23	$1,126	1.83%	—%	5.19%
2018	28	$26.85	$752	1.71%	—%	(7.19)%
2017	22	$28.93	$639	2.15%	—%	20.29%
2016	18	$24.05	$434	2.12%	—%	13.18%
2015	13	$21.25	$273	1.91%	—%	(5.93)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

American Century VP Inflation Protection Class II:
2019	46	$13.00	$594	2.33%	—%	1.01%
2018	46	$11.94	$547	2.92%	—%	(2.85)%
2017	36	$12.29	$442	2.62%	—%	3.71%
2016	33	$11.85	$393	1.80%	—%	4.41%
2015	27	$11.35	$305	1.74%	—%	(2.49)%

American Century VP Mid Cap Value Class II:
2019	61	$36.84	$2,237	1.87%	—%	5.50%
2018	58	$28.56	$1,651	1.28%	—%	(12.95)%
2017	46	$32.81	$1,510	1.40%	—%	11.45%
2016	34	$29.44	$1,015	1.55%	—%	22.72%
2015	22	$23.99	$537	1.48%	—%	(1.56)%

American Century VP Value Class II:
2019	34	$35.95	$1,213	1.94%	—%	7.89%
2018	34	$28.32	$949	1.54%	—%	(9.29)%
2017	32	$31.22	$996	1.54%	—%	8.59%
2016	26	$28.75	$750	1.60%	—%	20.24%
2015	18	$23.91	$429	2.02%	—%	(4.01)%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2019	128	$14.40	$1,848	2.20%	—%	7.70%
2018	104	$11.86	$1,230	2.09%	—%	(8.70)%
2017	76	$12.99	$988	2.46%	—%	17.03%
2016	31	$11.10	$349	2.73%	—%	18.72%
2015 (5)	10	$9.35	$97	6.18%	—%	(6.69)%

American Funds Insurance Series Global Balanced Class 2:
2019	12	$11.19	$130	2.66%	—%	4.78%
2018 (9)	1	$9.29	$6	5.27%	—%	(7.38)%

American Funds Insurance Series Growth Fund Class 2:
2019	166	$21.44	$3,567	0.78%	—%	8.39%
2018	145	$16.39	$2,378	0.47%	—%	(0.24)%
2017	116	$16.43	$1,914	0.60%	—%	28.26%
2016	51	$12.81	$653	0.88%	—%	9.49%
2015	27	$11.70	$317	1.11%	—%	6.85%

American Funds Insurance Series International Fund Class 2:
2019	120	$13.38	$1,613	1.57%	—%	6.11%
2018	98	$10.89	$1,068	1.85%	—%	(13.16)%
2017	75	$12.54	$945	1.45%	—%	32.14%
2016	40	$9.49	$384	1.73%	—%	3.60%
2015	19	$9.16	$178	2.19%	—%	(4.58)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series New World Fund Class 2:
2019	99	$13.43	$1,336	1.02%	—%	6.93%
2018	82	$10.40	$853	0.95%	—%	(14.05)%
2017	54	$12.10	$654	1.11%	—%	29.41%
2016	27	$9.35	$252	1.04%	—%	5.29%
2015	9	$8.88	$83	0.71%	—%	(3.16)%

BNY Mellon IP MidCap Stock Service Shares:
2019 (12)	22	$14.45	$319	0.32%	—%	5.71%
2018	16	$12.05	$195	0.29%	—%	(15.68)%
2017	10	$14.29	$148	0.74%	—%	14.96%
2016	7	$12.43	$87	0.81%	—%	15.20%
2015	6	$10.79	$63	0.41%	—%	(2.44)%

Calvert Investment Grade Bond Index Class I:
2019	81	$11.85	$957	3.28%	—%	0.51%
2018	69	$10.94	$751	3.32%	—%	(0.36)%
2017	56	$10.98	$610	2.94%	—%	3.58%
2016	47	$10.60	$501	3.07%	—%	2.51%
2015	42	$10.34	$432	0.20%	—%	0.10%

Calvert Russell 2000 Small Cap Index Class F:
2019	58	$27.01	$1,561	0.95%	—%	6.34%
2018	49	$21.64	$1,061	1.18%	—%	(11.46)%
2017	37	$24.44	$895	0.80%	—%	14.10%
2016	21	$21.42	$456	0.46%	—%	20.61%
2015	14	$17.76	$240	—%	—%	(5.38)%

Calvert S&P 500 Index:
2019	17	$26.87	$325	1.82%	—%	4.96%
2018	17	$14.45	$242	2.03%	—%	(4.75)%
2017	13	$15.17	$192	1.54%	—%	21.46%
2016	10	$12.49	$123	1.25%	—%	11.52%
2015	10	$11.20	$117	0.19%	—%	0.99%

Calvert S&P MidCap 400 Index Class F:
2019	94	$18.96	$2,524	1.19%	—%	31.21%
2018	82	$21.40	$1,744	1.27%	—%	(11.57)%
2017	61	$24.20	$1,486	0.73%	—%	15.62%
2016	40	$20.93	$834	0.64%	—%	19.94%
2015	27	$17.45	$473	—%	—%	(2.89)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

ClearBridge Mid Cap Class I:
2019	23	$13.72	$311	0.64%	—%	6.11%
2018	18	$10.32	$183	0.58%	—%	(12.47)%
2017	14	$11.79	$159	0.55%	—%	12.82%
2016	8	$10.45	$82	0.96%	—%	9.31%
2015 (5)	2	$9.56	$22	—%	—%	(5.35)%

Core Plus Bond Class 1:
2019	65	$28.32	$1,839	3.24%	—%	1.07%
2018	57	$25.79	$1,458	3.59%	—%	(1.41)%
2017	42	$26.16	$1,092	2.72%	—%	4.81%
2016	23	$24.96	$568	3.25%	—%	4.09%
2015	14	$23.98	$347	3.42%	—%	(0.50)%

Delaware Small Cap Value Service Class:
2019	59	$28.48	$1,692	0.73%	—%	6.03%
2018	50	$22.30	$1,111	0.58%	—%	(16.95)%
2017	38	$26.85	$1,021	0.55%	—%	11.78%
2016	23	$24.02	$553	0.63%	—%	31.04%
2015	17	$18.33	$309	0.43%	—%	(6.43)%

Delaware Smid Cap Core Service Class:
2019	83	$23.13	$1,912	0.28%	—%	5.09%
2018	74	$17.89	$1,320	—%	—%	(12.43)%
2017	63	$20.43	$1,284	0.08%	—%	18.37%
2016	50	$17.26	$864	—%	—%	8.01%
2015	33	$15.98	$530	0.13%	—%	7.32%

Diversified International Class 1:
2019	86	$32.26	$2,762	1.70%	—%	5.87%
2018	78	$26.29	$2,053	2.26%	—%	(17.53)%
2017	64	$31.88	$2,026	1.86%	—%	29.07%
2016	46	$24.70	$1,145	2.43%	—%	0.32%
2015	33	$24.62	$812	2.63%	—%	(0.32)%

DWS Small Mid Cap Value Class B:
2019	13	$22.63	$302	0.34%	—%	5.11%
2018	13	$18.70	$236	0.98%	—%	(16.33)%
2017	11	$22.35	$236	0.34%	—%	10.15%
2016	8	$20.29	$171	0.21%	—%	16.48%
2015	7	$17.42	$115	—%	—%	(2.24)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Equity Income Class 1:
2019	214	$27.33	$5,845	1.94%	—%	5.73%
2018	197	$21.17	$4,172	1.61%	—%	(5.02)%
2017	87	$22.29	$1,935	2.33%	—%	21.08%
2016	72	$18.41	$1,323	2.78%	—%	15.71%
2015	53	$15.91	$842	2.56%	—%	(3.93)%

Fidelity VIP Contrafund Service Class 2:
2019	173	$46.90	$8,116	0.22%	—%	7.05%
2018	153	$35.73	$5,469	0.45%	—%	(6.64)%
2017	125	$38.27	$4,775	0.81%	—%	21.57%
2016	97	$31.48	$3,066	0.71%	—%	7.73%
2015	71	$29.22	$2,071	0.97%	—%	0.41%

Fidelity VIP Equity-Income Service Class 2:
2019	45	$30.82	$1,384	1.82%	—%	6.02%
2018	41	$24.24	$992	2.15%	—%	(8.56)%
2017	36	$26.51	$952	1.65%	—%	12.66%
2016	27	$23.53	$641	2.37%	—%	17.71%
2015	21	$19.99	$412	3.43%	—%	(4.26)%

Fidelity VIP Extended Market Index Service Class 2:
2019 (11)	—	$10.99	$4	3.22%	—%	5.67%

Fidelity VIP Government Money Market Service Class:
2019	712	$10.42	$7,419	1.87%	—%	0.29%
2018	593	$10.22	$6,068	1.55%	—%	1.49%
2017	568	$10.07	$5,723	0.57%	—%	0.60%
2016 (6)	552	$10.01	$5,523	0.12%	—%	0.10%

Fidelity VIP High Income Service Class 2:
2019	78	$33.22	$2,595	5.43%	—%	1.87%
2018	72	$28.95	$2,089	5.76%	—%	(3.60)%
2017	65	$30.03	$1,942	5.46%	—%	6.91%
2016	56	$28.09	$1,567	6.27%	—%	14.14%
2015	37	$24.61	$915	7.60%	—%	(3.87)%

Fidelity VIP International Index Service Class 2:
2019 (11)	—	$11.02	$3	7.37%	—%	5.25%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Mid Cap Service Class 2:
2019	85	$50.10	$4,263	0.70%	—%	6.35%
2018	74	$40.67	$3,026	0.42%	—%	(14.77)%
2017	62	$47.72	$2,952	0.51%	—%	20.54%
2016	52	$39.59	$2,043	0.36%	—%	11.93%
2015	38	$35.37	$1,338	0.33%	—%	(1.64)%

Fidelity VIP Total Market Index Service Class 2:
2019 (11)	3	$11.29	$31	3.95%	—%	6.51%

Franklin Mutual Global Discovery VIP Class 2:
2019	57	$38.89	$2,217	1.65%	—%	5.88%
2018	52	$31.27	$1,623	2.47%	—%	(11.22)%
2017	47	$35.22	$1,641	1.73%	—%	8.57%
2016	31	$32.44	$1,006	1.73%	—%	12.17%
2015	24	$28.92	$694	2.95%	—%	(3.63)%

Franklin Rising Dividends VIP Class 2:
2019	74	$39.95	$2,957	1.23%	—%	6.28%
2018	66	$30.91	$2,049	1.26%	—%	(5.07)%
2017	56	$32.56	$1,829	1.46%	—%	20.55%
2016	44	$27.01	$1,202	1.30%	—%	16.02%
2015	36	$23.28	$836	1.40%	—%	(3.64)%

Franklin Small Cap Value VIP Class 2:
2019	19	$41.42	$805	1.03%	—%	4.36%
2018	18	$32.79	$578	0.84%	—%	(12.86)%
2017	13	$37.63	$503	0.51%	—%	10.64%
2016	10	$34.01	$347	0.77%	—%	30.21%
2015	8	$26.12	$202	0.62%	—%	(7.41)%

Government & High Quality Bond Class 1:
2019	122	$14.69	$1,793	2.81%	—%	0.62%
2018	104	$13.80	$1,430	4.08%	—%	0.95%
2017	80	$13.67	$1,094	4.11%	—%	1.86%
2016	63	$13.42	$842	3.49%	—%	1.82%
2015	49	$13.18	$649	3.46%	—%	0.76%

International Emerging Markets Class 1:
2019	73	$42.48	$3,095	0.94%	—%	6.87%
2018	70	$36.12	$2,516	1.25%	—%	(21.01)%
2017	56	$45.73	$2,576	1.30%	—%	40.84%
2016	41	$32.47	$1,335	1.19%	—%	9.40%
2015	33	$29.68	$984	1.74%	—%	(13.82)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Invesco American Franchise Series II:
2019	8	$26.21	$213	—%	—%	8.13%
2018	7	$19.21	$142	—%	—%	(3.90)%
2017	6	$19.99	$124	—%	—%	27.00%
2016	5	$15.74	$79	—%	—%	2.01%
2015	3	$15.43	$45	—%	—%	4.75%

Invesco American Value Series I:
2019	6	$12.08	$73	0.72%	—%	7.28%
2018	5	$9.66	$52	0.51%	—%	(12.66)%
2017	4	$11.06	$46	0.85%	—%	9.94%
2016	3	$10.06	$34	0.41%	—%	15.50%
2015 (5)	—	$8.71	$1	1.05%	—%	(13.51)%

Invesco Core Equity Series II:
2019	5	$38.72	$196	0.17%	—%	6.34%
2018	5	$30.09	$152	—%	—%	(9.61)%
2017	7	$33.29	$218	0.87%	—%	12.89%
2016	5	$29.49	$144	0.53%	—%	10.00%
2015	3	$26.81	$82	1.05%	—%	(6.00)%

Invesco Health Care Series I:
2019	90	$37.78	$3,387	0.04%	—%	14.07%
2018	81	$28.51	$2,300	—%	—%	0.88%
2017	69	$28.26	$1,956	0.37%	—%	15.82%
2016	62	$24.40	$1,518	—%	—%	(11.47)%
2015	46	$27.56	$1,257	—%	—%	3.18%

Invesco Mid Cap Core Equity Series II:
2019	22	$24.63	$531	0.22%	—%	6.62%
2018	20	$19.70	$398	0.11%	—%	(11.58)%
2017	21	$22.28	$461	0.33%	—%	14.67%
2016	18	$19.43	$345	—%	—%	13.16%
2015	13	$17.17	$220	0.11%	—%	(4.29)%

Invesco Oppenheimer Main Street Small Cap Series II:
2019 (13)	22	$30.18	$665	—%	—%	6.23%
2018	19	$23.93	$465	0.06%	—%	(10.51)%
2017	18	$26.74	$473	0.66%	—%	13.88%
2016	14	$23.48	$328	0.25%	—%	17.69%
2015	12	$19.95	$244	0.64%	—%	(6.12)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Janus Henderson Enterprise Service Shares:
2019	10	$30.72	$479	0.06%	—%	5.66%
2018 (9)	1	$34.78	$29	0.02%	—%	(10.52)%

Janus Henderson Forty Service Shares:
2019	110	$11.71	$3,371	0.02%	—%	6.85%
2018	97	$22.45	$2,182	1.20%	—%	1.72%
2017	82	$22.07	$1,808	—%	—%	29.98%
2016	66	$16.98	$1,128	0.84%	—%	1.98%
2015	42	$16.65	$696	1.10%	—%	11.90%

Janus Henderson Global Technology Service Shares:
2019 (11)	9	$47.01	$111	—%	—%	8.73%

LargeCap Growth I Class 1:
2019	84	$72.40	$6,092	0.06%	—%	7.45%
2018	48	$53.66	$2,587	0.04%	—%	3.59%
2017	39	$51.80	$2,016	0.03%	—%	33.71%
2016	35	$38.74	$1,353	—%	—%	1.25%
2015	23	$38.26	$861	0.23%	—%	7.77%

LargeCap S&P 500 Index Class 1:
2019	429	$33.61	$14,420	1.92%	—%	6.63%
2018	385	$25.64	$9,860	1.78%	—%	(4.58)%
2017	323	$26.87	$8,683	1.64%	—%	21.47%
2016	296	$22.12	$6,537	1.70%	—%	11.60%
2015	226	$19.82	$4,476	1.50%	—%	1.12%

Lord Abbett Series Fund Developing Growth Class VC:
2019	15	$19.95	$305	—%	—%	4.56%
2018	11	$15.14	$172	—%	—%	4.85%
2017	1	$14.44	$8	—%	—%	29.97%
2016 (7)	—	$11.11	$5	—%	—%	10.66%

MFS Blended Research Small Cap Equity Service Class:
2019	7	$16.30	$107	0.48%	—%	8.09%
2018	5	$12.90	$59	0.60%	—%	(5.36)%
2017	5	$13.63	$66	0.55%	—%	14.73%
2016 (7)	—	$11.88	$—	—%	—%	18.92%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

MFS Mid Cap Value Portfolio Service Class:
2019	54	$14.00	$754	0.98%	—%	5.98%
2018	42	$10.71	$450	0.72%	—%	(11.63)%
2017	33	$12.12	$404	1.09%	—%	13.38%
2016	21	$10.69	$228	0.67%	—%	15.82%
2015 (5)	5	$9.23	$47	0.12%	—%	(8.25)%

MFS New Discovery Service Class:
2019	19	$46.12	$877	—%	—%	8.70%
2018	16	$32.64	$521	—%	—%	(1.72)%
2017	11	$33.21	$357	—%	—%	26.32%
2016	9	$26.29	$229	—%	—%	8.82%
2015	9	$24.16	$206	—%	—%	(2.15)%

MFS New Discovery Value Service Class:
2019	10	$16.48	$168	0.53%	—%	6.32%
2018	7	$12.35	$92	0.25%	—%	(11.02)%
2017	3	$13.88	$38	0.78%	—%	15.00%
2016 (7)	—	$12.07	$6	—%	—%	21.31%

MFS Utilities Service Class:
2019	115	$21.28	$2,448	3.78%	—%	2.60%
2018	113	$17.05	$1,924	0.90%	—%	0.77%
2017	90	$16.92	$1,521	4.23%	—%	14.48%
2016	70	$14.78	$1,038	3.69%	—%	11.30%
2015	57	$13.28	$756	4.18%	—%	(14.76)%

MidCap Class 1:
2019	44	$122.50	$5,438	0.28%	—%	43.09%
2018	42	$85.61	$3,631	0.28%	—%	(6.55)%
2017	39	$91.61	$3,581	0.56%	—%	25.53%
2016	35	$72.98	$2,560	0.42%	—%	10.36%
2015	30	$66.13	$1,979	0.53%	—%	1.64%

Neuberger Berman AMT Sustainable Equity I Class:
2019 (10)	26	$10.95	$282	0.56%	—%	6.52%

Principal Capital Appreciation Class 1:
2019	101	$16.63	$1,682	1.66%	—%	5.92%
2018	88	$12.55	$1,101	1.21%	—%	(3.46)%
2017	76	$13.00	$988	1.38%	—%	20.82%
2016	50	$10.76	$534	1.23%	—%	9.13%
2015 (4)	21	$9.86	$205	0.29%	—%	(0.40)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2010 Class 1:
2019	6	$22.19	$127	2.96%	—%	2.40%
2018	6	$19.45	$118	3.07%	—%	(3.86)%
2017	6	$20.23	$119	1.96%	—%	11.40%
2016	13	$18.16	$230	2.06%	—%	5.28%
2015	2	$17.25	$35	2.59%	—%	(1.15)%

Principal LifeTime 2020 Class 1:
2019	23	$25.77	$589	2.38%	—%	3.33%
2018	22	$21.82	$486	2.79%	—%	(5.38)%
2017	24	$23.06	$550	2.00%	—%	15.01%
2016	20	$20.05	$404	1.65%	—%	5.75%
2015	24	$18.96	$464	2.59%	—%	(1.15)%

Principal LifeTime 2030 Class 1:
2019	192	$27.07	$5,193	2.09%	—%	4.32%
2018	154	$22.19	$3,427	2.40%	—%	(7.04)%
2017	116	$23.87	$2,770	1.61%	—%	18.23%
2016	92	$20.19	$1,855	1.66%	—%	5.87%
2015	66	$19.07	$1,260	2.66%	—%	(1.04)%

Principal LifeTime 2040 Class 1:
2019	179	$29.08	$5,199	1.89%	—%	4.91%
2018	142	$23.31	$3,321	2.10%	—%	(7.87)%
2017	123	$25.30	$3,110	1.41%	—%	20.71%
2016	105	$20.96	$2,190	1.54%	—%	5.43%
2015	74	$19.88	$1,481	2.47%	—%	(0.85)%

Principal LifeTime 2050 Class 1:
2019	80	$29.79	$2,386	1.86%	—%	5.34%
2018	73	$23.57	$1,724	2.12%	—%	(8.64)%
2017	62	$25.80	$1,595	1.28%	—%	22.16%
2016	48	$21.12	$1,011	1.36%	—%	5.55%
2015	37	$20.01	$740	2.67%	—%	(0.65)%

Principal LifeTime 2060 Class 1:
2019	99	$17.42	$1,726	1.35%	—%	5.64%
2018	87	$13.69	$1,184	2.15%	—%	(9.22)%
2017	68	$15.08	$1,021	0.90%	—%	22.70%
2016	56	$12.29	$691	1.18%	—%	5.49%
2015	37	$11.65	$434	1.26%	—%	(0.68)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Principal LifeTime Strategic Income Class 1:
2019	16	$19.68	$308	2.38%	—%	1.97%
2018	14	$17.50	$240	2.89%	—%	(2.99)
2017	11	$18.04	$201	2.59%	—%	8.74%
2016	7	$16.59	$117	2.90%	—%	4.73%
2015	4	$15.84	$67	3.02%	—%	(0.94)%

Putnam VT Growth Opportunities Class IB:
2019	26	$18.42	$487	0.12%	—%	6.78%
2018	24	$13.47	$324	—%	—%	2.36%
2017	20	$13.16	$257	0.10%	—%	30.95%
2016 (8)	18	$10.05	$179	—%	—%	0.70%

Real Estate Securities Class 1:
2019	55	$97.03	$5,322	1.84%	—%	(0.88)%
2018	51	$73.92	$3,804	1.84%	—%	(4.22)%
2017	47	$77.18	$3,605	1.83%	—%	9.20%
2016	37	$70.68	$2,607	1.47%	—%	5.84%
2015	24	$66.78	$1,626	1.58%	—%	4.21%

SAM Balanced Portfolio Class 1:
2019	972	$21.51	$20,914	2.53%	—%	3.81%
2018	914	$17.92	$16,372	3.13%	—%	(5.03)%
2017	818	$18.87	$15,444	2.17%	—%	15.20%
2016	703	$16.38	$11,510	2.16%	—%	6.78%
2015	527	$15.34	$8,083	3.08%	—%	(0.78)%

SAM Conservative Balanced Portfolio Class 1:
2019	257	$20.12	$5,171	2.92%	—%	2.86%
2018	229	$17.37	$3,974	3.49%	—%	(3.45)%
2017	196	$17.99	$3,535	2.79%	—%	11.46%
2016	148	$16.14	$2,393	2.49%	—%	6.32%
2015	125	$15.18	$1,891	3.39%	—%	(0.78)%

SAM Conservative Growth Portfolio Class 1:
2019	1,123	$22.24	$24,980	1.88%	—%	4.71%
2018	1,013	$17.92	$18,153	2.84%	—%	(6.62)%
2017	904	$19.19	$17,345	1.59%	—%	19.71%
2016	724	$16.03	$11,600	1.48%	—%	7.01%
2015	567	$14.98	$8,495	2.28%	—%	(1.06)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

SAM Flexible Income Portfolio Class 1:
2019	213	$19.58	$4,176	3.69%	—%	2.03%
2018	166	$17.29	$2,876	3.96%	—%	(1.98)%
2017	184	$17.64	$3,251	3.32%	—%	8.42%
2016	139	$16.27	$2,263	3.08%	—%	7.04%
2015	85	$15.20	$1,288	3.14%	—%	(1.30)%

SAM Strategic Growth Portfolio Class 1:
2019	1,671	$22.52	$37,635	1.56%	—%	5.58%
2018	1,514	$17.67	$26,742	2.43%	—%	(8.59)%
2017	1,339	$19.33	$25,888	1.44%	—%	22.19%
2016	1,182	$15.82	$18,698	1.49%	—%	6.17%
2015	858	$14.90	$12,776	2.34%	—%	(1.59)%

Short-Term Income Class 1:
2019	162	$13.97	$2,259	2.59%	—%	0.36%
2018	142	$13.35	$1,896	2.24%	—%	1.06%
2017	134	$13.21	$1,764	2.15%	—%	2.40%
2016	69	$12.90	$895	2.21%	—%	2.14%
2015	54	$12.63	$682	2.86%	—%	0.72%

SmallCap Class 1:
2019	72	$38.40	$2,771	0.34%	—%	5.67%
2018	65	$30.14	$1,947	0.32%	—%	(10.88)%
2017	57	$33.82	$1,919	0.38%	—%	12.85%
2016	49	$29.97	$1,470	0.26%	—%	17.39%
2015	39	$25.53	$1,002	0.07%	—%	(0.08)%

Templeton Global Bond VIP Class 2:
2019	112	$16.68	$1,867	6.96%	—%	1.28%
2018	97	$16.35	$1,589	—%	—%	1.93%
2017	85	$16.04	$1,366	—%	—%	1.91%
2016	57	$15.74	$904	—%	—%	2.94%
2015	47	$15.29	$714	7.50%	—%	(4.32)%

TOPS Managed Risk Balanced ETF Class 2:
2019	40	$14.43	$572	2.29%	—%	3.07%
2018	37	$12.59	$463	1.79%	—%	(6.04)%
2017	32	$13.40	$432	1.60%	—%	10.56%
2016	27	$12.12	$333	1.31%	—%	6.22%
2015	26	$11.41	$297	1.39%	—%	(4.52)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

TOPS Managed Risk Growth ETF Class 2:
2019	137	$15.38	$2,111	2.04%	—%	4.84%
2018	135	$13.14	$1,775	1.64%	—%	(8.69)%
2017	126	$14.39	$1,813	1.56%	—%	17.66%
2016	116	$12.23	$1,422	1.59%	—%	5.52%
2015	102	$11.59	$1,185	1.65%	—%	(9.10)%

TOPS Managed Risk Moderate Growth ETF Class 2:
2019	72	$15.31	$1,110	2.28%	—%	3.87%
2018	63	$13.17	$835	1.75%	—%	(7.19)%
2017	52	$14.19	$745	1.72%	—%	13.79%
2016	43	$12.47	$534	1.62%	—%	6.31%
2015	34	$11.73	$393	1.50%	—%	(6.31)%

VanEck Global Hard Assets Class S:
2019	101	$5.64	$568	—%	—%	8.25%
2018	100	$5.06	$506	—%	—%	(28.43)%
2017	94	$7.07	$668	—%	—%	(1.94)%
2016	70	$7.21	$505	0.32%	—%	43.34%
2015	49	$5.03	$244	0.03%	—%	(33.55)%

Wanger International:
2019	61	$12.74	$777	0.87%	—%	8.43%
2018	47	$9.80	$463	2.00%	—%	(17.72)%
2017	19	$11.91	$225	1.28%	—%	32.92%
2016	11	$8.96	$99	1.44%	—%	(1.43)%
2015 (5)	2	$9.09	$21	2.15%	—%	(9.19)%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

(3)
These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commenced operations April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(5)	Commenced operations May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(6)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(7)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(8)	Commenced operations November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(9)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(10)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(11)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(12)	Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(13)	Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

Following is a list of divisions and corresponding total return for divisions that had total return outside those corresponding to the lowest to highest expense ratio indicated above for 2019. None of the divisions had unit values outside the range for 2019. None of the divisions had unit values or total return outside the ranges for 2015-2018.

Division	2019 Total Return (%)

AllianceBernstein International Value Class A	17.09
AllianceBernstein Small/Mid Cap Value Class A	20.08
American Century VP Capital Appreciation Class II	35.26
American Century VP Income & Growth Class II	23.76
American Century VP Inflation Protection Class II	8.88
American Century VP Mid Cap Value Class II	28.99
American Century VP Value Class II	26.94
American Funds Insurance Series Blue Chip Income and Growth Class 2	21.42
American Funds Insurance Series Global Balanced Class 2	20.45
American Funds Insurance Series Growth Fund Class 2	30.81
American Funds Insurance Series International Fund Class 2	22.87
American Funds Insurance Series New World Fund Class 2	29.13
BNY Mellon IP MidCap Stock Service Shares	19.92
Calvert Investment Grade Bond Class I	8.32

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	2019 Total Return (%)

Calvert Russell 2000 Small Cap Index Class F	24.82
Calvert S&P MidCap 400 Index Class F	25.56
ClearBridge Mid Cap Class I	32.95
Core Plus Bond Class 1	9.81
Delaware Small Cap Value Service Class	27.71
Delaware Smid Cap Core Service Class	29.29
Diversified International Class 1	22.71
DWS Small Mid Cap Value Class B	21.02
Equity Income Class 1	29.10
Fidelity VIP Contrafund Service Class 2	31.26
Fidelity VIP Equity-Income Service Class 2	27.15
Fidelity VIP Extended Market Index Service Class 2	9.90
Fidelity VIP Government Money Market Service Class	1.96
Fidelity VIP High Income Service Class 2	14.75
Fidelity VIP International Index Service Class 2	10.20
Fidelity VIP Mid Cap Service Class 2	23.19
Fidelity VIP Total Market Index Service Class 2	12.90
Franklin Mutual Global Discovery VIP Class 2	24.37
Franklin Rising Dividends VIP Class 2	29.25
Franklin Small Cap Value VIP Class 2	26.32
Government & High Quality Bond Class 1	6.45
International Emerging Markets Class 1	17.61
Invesco American Franchise Series II	36.44
Invesco American Value Series I	25.05
Invesco Core Equity Series II	28.68
Invesco Health Care Series I	32.51
Invesco Mid Cap Core Equity Series II	25.03
Invesco Oppenheimer Main Street Small Cap Series II	26.12
Janus Henderson Enterprise Service Shares	35.16
Janus Henderson Forty Service Shares	36.84
Janus Henderson Global Technology Service Shares	17.10
LargeCap Growth I Class 1	34.92
LargeCap S&P 500 Index Class 1	31.08
Lord Abbett Series Fund Developing Growth Class VC	31.77
MFS Blended Research Small Cap Equity Service Class	26.36
MFS Mid Cap Value Portfolio Service Class	30.72
MFS New Discovery Service Class	41.30
MFS New Discovery Value Service Class	33.44
MFS Utilities Service Class	24.81
Neuberger Berman AMT Sustainable Equity I Class	9.50
Principal Capital Appreciation Class 1	32.51
Principal LifeTime 2010 Class 1	14.09
Principal LifeTime 2020 Class 1	18.10
Principal LifeTime 2030 Class 1	21.99
Principal LifeTime 2040 Class 1	24.75

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	2019 Total Return (%)

Principal LifeTime 2050 Class 1	26.39
Principal LifeTime 2060 Class 1	27.25
Principal LifeTime Strategic Income Class 1	12.46
Putnam VT Growth Opportunities Class IB	36.75
Real Estate Securities Class 1	31.26
SAM Balanced Portfolio Class 1	20.03
SAM Conservative Balanced Portfolio Class 1	15.83
SAM Conservative Growth Portfolio Class 1	24.11
SAM Flexible Income Portfolio Class 1	13.24
SAM Strategic Growth Portfolio Class 1	27.45
Short-Term Income Class 1	4.64
SmallCap Class 1	27.41
Templeton Global Bond VIP Class 2	2.02
TOPS Managed Risk Balanced ETF Class 2	14.61
TOPS Managed Risk Growth ETF Class 2	17.05
TOPS Managed Risk Moderate Growth ETF Class 2	16.25
VanEck Global Hard Assets Class S	11.46
Wanger International	30.00

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through March 27, 2020.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity.  As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Separate Account performance and financial results.

APPENDIX B - Principal National Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder
Principal National Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Principal National Life
Insurance Company (the Company), which comprise the statutory-basis statements of financial position as of December 31, 2019 and 2018, and the related statutory-basis statements of operations and capital and surplus and cash flows for the years then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division of the
Department of Commerce of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United
States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa, which is a basis of accounting other than

U.S. generally accepted accounting principles. The variances between such practices and U.S.
generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse
Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2019 and
2018, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the
results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Des Moines, Iowa
April 15, 2020

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position

	December 31,
	2019	2018
Admitted assets
Bonds	$195,191,773	$162,225,047
Cash, cash equivalents and short-term investments	16,646,292	37,484,576
Accrued investment income	1,827,659	1,514,926
Amounts receivable under reinsurance contract	9,049,531	1,577,831
Net deferred tax asset	13,139,682	11,792,011
Separate Account assets	240,424,971	172,374,277
Receivables from parent, subsidiaries and affiliates	66,623	182,597
Other assets	59,908	47,547
Total admitted assets	$476,406,439	$387,198,812

Liabilities
Insurance reserves	$15,749	$14,441
Asset valuation reserve	881,982	684,503
Interest maintenance reserve	126,499	129,858
Payables to parent, subsidiaries and affiliates	7,194,146	111,649
Federal income taxes payable	2,412,730	1,749,551
Separate Account liabilities	240,424,971	172,374,277
Other liabilities	4,480,799	6,951,257
Total liabilities	255,536,876	182,015,536

Capital and surplus
Common capital stock, par value $1 per share – 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share – 1,000,000 shares
authorized, none issued and outstanding	—	—
Paid-in and contributed surplus	249,562,476	233,104,317
Unassigned deficit	(31,192,913)	(30,421,041)
Total capital and surplus	220,869,563	205,183,276
Total liabilities and capital and surplus	$476,406,439	$387,198,812

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus

	For the year ended December 31,
	2019	2018
Income
Premiums and annuity and other considerations	$8,055	$7,200
Net investment income	6,452,864	4,604,490
Commissions and expense allowances on reinsurance ceded	310,584,424	291,217,160
Other income	38,278,245	38,954,109
Total income	355,323,588	334,782,959

Benefits and expenses
Additions to policyholder reserves	1,308	1,038
Net transfers to Separate Accounts	37,822,325	38,559,449
Insurance expenses and taxes	313,007,050	293,801,686
Total benefits and expenses	350,830,683	332,362,173

Gain from operations before federal income taxes and net realized capital
losses	4,492,905	2,420,786
Federal income taxes (excluding tax on net realized capital losses)	6,155,048	5,993,551
Net loss from operations before net realized capital losses	(1,662,143)	(3,572,765)
Net realized capital losses net of related taxes	(48,254)	(4,021)
Net loss	$(1,710,397)	$(3,576,786)

Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000

Paid-in and contributed surplus at beginning of year	$233,104,317	$174,313,304
Capital contributions from parent	13,250,000	55,000,000
Other adjustments	3,208,159	3,791,013
Paid-in and contributed surplus at end of year	$249,562,476	$233,104,317

Unassigned deficit at beginning of year	$(30,421,041)	$(27,941,767)
Net loss	(1,710,397)	(3,576,786)
Change in non-admitted assets and related items	(4,220,810)	(3,970,860)
Change in net deferred taxes	5,632,204	5,528,989
Change in asset valuation reserve	(197,479)	(150,867)
Other adjustments	(275,390)	(309,750)
Unassigned deficit at end of year	$(31,192,913)	$(30,421,041)
Total capital and surplus	$220,869,563	$205,183,276

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows

	For the year ended December 31,
	2019	2018
Operating activities
Premiums and annuity and other considerations received	$14,127,372	$13,058,621
Net investment income received	7,147,546	5,500,253
Reinsured benefit payments other than dividends	24,114,450	25,845,654
Insurance expenses and taxes received (paid)	(6,798,221)	386,924
Federal income taxes paid	(5,547,970)	(5,877,171)
Net transfers to Separate Account operations	(38,063,563)	(38,522,791)
Net cash provided by (used in) operating activities	(5,020,386)	391,490

Investing activities
Bonds sold and matured	3,323,189	1,560,954
Bonds acquired	(36,282,608)	(32,575,895)
Net cash used in investing activities	(32,959,419)	(31,014,941)

Financing and miscellaneous activities
Capital contributions from parent	13,250,000	55,000,000
Other cash provided (applied)	3,891,521	(123,292)
Net cash provided by financing and miscellaneous activities	17,141,521	54,876,708

Net increase (decrease) in cash, cash equivalents and short-term investments	(20,838,284)	24,253,257
Cash, cash equivalents and short-term investments at beginning of year	37,484,576	13,231,319
Cash, cash equivalents and short-term investments at end of year	$16,646,292	$37,484,576

See accompanying notes.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states currently selling traditional term, universal life, variable universal life and indexed universal life insurance products.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the State of Iowa.

The Insurance Division of the Department of Commerce of the State of Iowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of Insurance (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.

The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:

Investments in bonds are reported at amortized cost or market value based on their designation from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.

The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the emergence of estimated gross profit margins or, in certain circumstances, estimated gross revenues for U.S. GAAP purposes.

Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality and interest rates. These may differ from reserves based on best estimate assumptions of expected mortality, interest rates and withdrawals used for U.S. GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates rather than full account values under U.S. GAAP.

Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.
Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion of realized gains and losses on sales (net of federal income tax) of fixed maturities investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.
Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.
Certain assets, including goodwill and other intangibles, designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.
For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies with mortality or morbidity risk consist of premiums received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.
The following summary reconciles the admitted assets and capital and surplus as of December 31, 2019 and 2018 and net income (loss) for the years then ended between amounts stated in conformity with U.S. GAAP and statutory-basis amounts presented herein:

	December 31, 2019
	Admitted	Capital and	Net income
	assets	surplus	(loss)
As reported in accordance with U.S. GAAP	$4,500,546,082	$256,280,387	$3,936,459
Additions (deductions):
Accounting for investments	(14,875,558)	(15,884,039)	(2,482,209)
Accounting for insurance and other contracts	(3,989,369,825)	97,474	2,484,896
Goodwill and other intangible assets	(1,850,000)	(1,850,000)	—
Federal income taxes	4,361,623	4,361,623	(5,649,543)
Non-admitted assets	(22,135,882)	(22,135,882)	—
Other	(270,001)	—	—
As reported in these statutory-basis financial statements	$476,406,439	$220,869,563	$(1,710,397)

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

	December 31, 2018
	Admitted	Capital and	Net income
	assets	surplus	(loss)
As reported in accordance with U.S. GAAP	$3,846,678,323	$222,872,531	$1,942,219
Additions (deductions):
Accounting for investments	1,942,912	1,128,551	16,081
Accounting for insurance and other contracts	(3,442,503,893)	100,724	(995)
Goodwill and other intangible assets	(1,850,000)	(1,850,000)	—
Federal income taxes	846,542	846,542	(5,534,091)
Non-admitted assets	(17,915,072)	(17,915,072)	—
As reported in these statutory-basis financial statements	$387,198,812	$205,183,276	$(3,576,786)

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.

Investments

Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office. For the loan-backed and structured securities included in the bond portfolio, we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as determined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method for those loan-backed and structured securities that are not of high credit quality. The retrospective method is used for all other loan-backed and structured securities. See Note 9, Fair Value Measurements, for policies related to the determination of fair value.

Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.

The AVR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds, preferred and common stocks, mortgage loans, real estate and other invested assets, with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2019 and 2018, the AVR was $881,982 and $684,503, respectively.

The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. As of December 31, 2019 and 2018, the IMR was $126,499 and $129,858, respectively.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Other Admitted Assets

Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.

Reserves for Insurance

The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.

Reserves on substandard policies are calculated on multiples of valuation mortality tables with various interest rates and additional reserves are held for substandard flat extra ratings. In addition to the regular universal life reserves, an unearned cost of insurance charge reserve is held.

As of December 31, 2019 and 2018, we had $53,588,693,655 and $36,878,505,587, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.

Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.

Recognition of Premium Revenues and Costs

Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.

Reinsurance

We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Account

The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.

Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Income Taxes
We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Delaware Charter Guarantee & Trust Company	Principal International, LLC
Diversified Dental Services, Inc.	Principal Investors Corporation
Employers Dental Services, Inc.	Principal Life Insurance Company
Equity FC, Ltd.	Principal Life Insurance Company of Iowa
First Dental Health	Principal National Life Insurance Company
Petula Prolix Development Company, LLC	Principal Real Estate Portfolio, Inc.
Preferred Product Network, Inc.	Principal Reinsurance Company of Delaware
Principal Bank	Principal Reinsurance Company of Delaware II
Principal Dental Services, Inc.	Principal Reinsurance Company of Vermont
Principal Financial Advisors, Inc.	Principal Securities, Inc.
Principal Financial Services, Inc.	Principal Shareholder Services, Inc.
Principal Funds Distributor, Inc.	RobustWealth, Inc.
Principal Global Investors Holding Company (US), LLC	Spectrum Asset Management, Inc.
Principal Global Investors Trust Company

The method of allocation between PFG and certain of its subsidiaries is subject to a written agreement, approved by the President of PFG. This agreement provides for a method of allocating income tax expenses and benefits among parties to the agreement generally based on a pro rata contribution of taxable income or operating losses. The tax sharing agreement was reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred taxes are provided for the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities and net operating and capital losses using enacted income tax rates and laws. All changes in the gross DTA and DTL are recorded in unassigned surplus. The effect of a change in tax rates on the DTA and DTL is recognized in surplus in the period in which the change is enacted.

2. Related Party Transactions
Reinsurance
We have a reinsurance transaction with Principal Life, an affiliate. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2019	2018
Premiums and annuity and other considerations:
Reinsurance assumed	$8,055	$7,200
Reinsurance ceded	$900,885,697	$785,108,681

Benefit payments other than dividends:
Reinsurance ceded	$214,288,608	$194,551,873

Commissions and expense allowance:
Reinsurance ceded	$310,584,424	$291,217,160

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

	December 31,
Statements of Financial Position line	2019	2018
Insurance reserves:
Reinsurance assumed	$15,749	$14,441
Reinsurance ceded	$6,639,205,000	$5,623,072,409

Amounts receivable under reinsurance contract:
Reinsurance ceded	$9,049,531	$1,577,831

Expense Agreements
We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2019 and 2018, we received $10,212,482 and $15,661,869, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $188,549 and $147,355 during 2019 and 2018, respectively.
Cash Advance Agreement
We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable of $28,252 and $35,880, as of December 31, 2019 and 2018, respectively. During 2019 and 2018, we earned interest of $363,178 and $324,938, respectively, related to the cash advance agreement.

Employee Benefit Plans

PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $5,866,178 and $7,605,753 in 2019 and 2018, respectively.

PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,643,531 and 4,240,298 in 2019 and 2018, respectively.

3. Investments
Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Bonds
See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2019
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$16,244,318	$227,038	$—	$16,471,356
U.S. states, territories and possessions	1,934,044	261,016	—	2,195,060
U.S. special revenue	50,108,543	4,179,073	(62,764)	54,224,852
Industrial and miscellaneous	126,904,868	10,265,729	(98,446)	137,072,151
Total bonds	$195,191,773	$14,932,856	$(161,210)	$209,963,419

	December 31, 2018
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$10,022,381	$—	$(151,678)	$9,870,703
U.S. states, territories and possessions	1,931,370	89,690	—	2,021,060
U.S. special revenue	43,042,082	1,183,841	(330,717)	43,895,206
Industrial and miscellaneous	107,229,214	626,000	(3,466,536)	104,388,678
Total bonds	$162,225,047	$1,899,531	$(3,948,931)	$160,175,647

The carrying value and fair value of bonds as of December 31, 2019, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$4,998,837	$5,069,042
Due after one year through five years	47,250,210	49,115,333
Due after five years through ten years	43,621,287	46,720,817
Due after ten years	83,131,513	91,819,831
	179,001,847	192,725,023
Mortgage-backed and other asset-backed securities	16,189,926	17,238,396
Total	$195,191,773	$209,963,419

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.
We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Net Investment Income
Major components of net investment income were as follows:

	For the year ended December 31,
	2019	2018
Bonds	$7,542,253	$5,869,783
Cash, cash equivalents and short-term investments	80,736	35,347
Other	371,181	324,876
Gross investment income	7,994,170	6,230,006
Less: investment expenses	1,541,306	1,625,516
Net investment income	$6,452,864	$4,604,490

Prepayment Penalties and Acceleration Fees

The number of sold, disposed or otherwise redeemed securities by Committee on Uniform Security Identification Procedure (“CUSIP”) as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty or acceleration fee were as follows:

	December 31, 2019
	General Account	Separate Account

Number of CUSIPs	1	—
Aggregate amount of investment income	$37,762	$—

We had no prepayment penalty or acceleration fees during 2018.

Realized and Unrealized Capital Gains and Losses
Realized capital gains on investments, net of IMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in surplus as unassigned surplus when required. During 2019 and 2018, we did not record any unrealized capital gains or losses in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2019	2018

Bonds	$37,366	$44,347
Net capital gains	37,366	44,347
Related federal income tax expense	(56,101)	(13,334)
Transferred to IMR	(29,519)	(35,034)
Net realized capital gains (losses) net of related taxes	$(48,254)	$(4,021)

Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $2,673,948 and $1,488,581 in 2019 and 2018, respectively. Gross gains of $38,864 and $44,347 and gross losses of $3,167 and $0 in 2019 and 2018, respectively, were realized on those sales.

We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2019 and 2018, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.
For loan-backed and structured securities, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of a loan-backed or structured security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell loan-backed and structured securities during 2019 and 2018. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of loan-backed and structured securities during 2019 and 2018.
Gross Unrealized Losses on Bonds
For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2019
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. special revenue	$2,259,878	$62,764	$—	$—	$2,259,878	$62,764
Industrial and miscellaneous	1,028,208	31,562	926,610	66,884	1,954,818	98,446
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$3,288,086	$94,326	$926,610	$66,884	$4,214,696	$161,210

Of the bonds within our portfolio in a gross unrealized loss position, 100% were investment grade (designated NAIC 1 or 2) with an average price of 96 (fair value/amortized cost) as of December 31, 2019. As of December 31, 2019, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio decreased during the year ended December 31, 2019, primarily due to changes in market interest rates and changes in credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 2 bonds reflecting an average price of 97 as of December 31, 2019. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2019, with associated unrealized losses of $94,326.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 1 bond reflecting an average price of 93 as of December 31, 2019. That bond was investment grade (designated NAIC 1 or 2) as of December 31, 2019, with associated unrealized losses of $66,884.

As of December 31, 2019, we had no investments in structured and loan-backed securities that had unrealized losses.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2019.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

	December 31, 2018
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. governments	$—	$—	$9,870,703	$151,678	$9,870,703	$151,678
U.S. special revenue	10,733,061	330,717	—	—	10,733,061	330,717
Industrial and miscellaneous	49,724,086	2,625,058	12,192,965	841,478	61,917,051	3,466,536
Total fair value and gross
unrealized losses reported in the
notes to the financial statements	$60,457,147	$2,955,775	$22,063,668	$993,156	$82,520,815	$3,948,931

Of the bonds within our portfolio in a gross unrealized loss position, 97% were investment grade (designated NAIC 1 or 2) with an average price of 95 (fair value/amortized cost) as of December 31, 2018. As of December 31, 2018, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2018, primarily due to changes in market interest rates and changes in credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 43 bonds reflecting an average price of 95 as of December 31, 2018. Of those bonds, 96% were investment grade (designated NAIC 1 or 2) as of December 31, 2018, with associated unrealized losses of $2,949,635.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 9 bonds reflecting an average price of 96 as of December 31, 2018. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2018, with associated unrealized losses of $993,156.

As of December 31, 2018, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $7,223,904. Securities in an unrealized loss position for less than twelve months had a fair value of $3,244,163 and unrealized losses of $50,515. Securities in an unrealized loss position for greater than twelve months had a fair value of $3,979,741 and unrealized losses of $57,608. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2018.

Restricted Assets
As of December 31, 2019 and 2018, we had admitted assets on deposit with states in the General Account of $2,388,512 and $2,390,338, respectively.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

4. Life Reserves

The account value, cash value and reserve for life insurance were as follows:

	December 31, 2019
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$356,318,470	$247,244,999	$274,239,271
Universal life with secondary guarantees	1,610,548,580	1,042,575,510	3,532,554,957
Indexed universal life	293,596,329	198,775,424	206,012,279
Variable universal life	11,570,141	8,893,266	18,408,539
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	2,398,601,144
Disability - active lives	XXX	XXX	5,529,644
Disability - disabled lives	XXX	XXX	537,263
Miscellaneous reserves	XXX	XXX	203,337,652
Total account value, cash value and reserve before reinsurance ceded	2,272,033,520	1,497,489,199	6,639,220,749
Reinsurance ceded	2,272,033,520	1,497,489,199	6,639,205,000
Net account value, cash value and reserve	$—	$—	$15,749

	December 31, 2019
	Separate Account - guaranteed and nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$240,117,222	$184,563,546	$195,508,517

A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate
Account Statement was as follows:

December 31, 2019
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$15,749

Separate Accounts Annual Statement:
Exhibit 3, Life insurance totals	195,508,517
Combined total	$195,524,266

5. Separate Account
We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2019 and 2018, we reported assets and liabilities from variable universal life products in Separate Accounts.
Separate Account assets are accounted for at fair value in accordance with Statement of Statutory Accounting Principles No. 56, Separate Accounts.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2019 and 2018, our Separate Accounts included legally insulated assets of $240,424,971 and $172,374,277, respectively.
As of December 31, 2019 and 2018, the General Account had maximum guarantees for the Separate Account liabilities of $7,271,912 and $8,059,707, respectively. The General Account was not compensated for the risk taken during 2019 or 2018. The General Account did not pay toward Separate Account guarantees during 2019 or 2018.
Information regarding our Separate Accounts as of and for the years ended December 31, 2019 and 2018, was as follows:

	December 31, 2019
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$45,974,007	$45,974,007

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$195,508,517	$195,508,517
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$195,508,517	$195,508,517

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	195,508,517	195,508,517
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	195,508,517	195,508,517
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$195,508,517	$195,508,517

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

	December 31, 2018
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$43,105,398	$43,105,398

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$132,547,569	$132,547,569
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$132,547,569	$132,547,569

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	132,547,569	132,547,569
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	132,547,569	132,547,569
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$132,547,569	$132,547,569

A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2019	2018
Transfers as reported in the summary of operations of the Separate Accounts
Statement:
Transfers to Separate Accounts	$45,980,932	$43,146,094
Transfers from Separate Accounts	13,007,114	5,810,408
Net transfers to Separate Accounts	32,973,818	37,335,686

Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	4,848,507	1,223,763
Net transfers to Separate Accounts as reported in the statements of operations
and capital and surplus	$37,822,325	$38,559,449

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

6. Federal Income Taxes
Net Deferred Income Taxes
The components of the net DTA and DTL were as follows:

	December 31, 2019
	Ordinary	Capital	Total
Gross DTA	$35,486,101	$—	$35,486,101
Statutory valuation allowance adjustments	246,079	—	246,079
Adjusted gross DTA	35,240,022	—	35,240,022
DTA non-admitted	21,937,576	—	21,937,576
Subtotal net admitted DTA	13,302,446	—	13,302,446
DTL	162,764	—	162,764
Net admitted DTA	$13,139,682	$—	$13,139,682

	December 31, 2018
	Ordinary	Capital	Total
Gross DTA	$29,816,084	$—	$29,816,084
Statutory valuation allowance adjustments	246,079	—	246,079
Adjusted gross DTA	29,570,005	—	29,570,005
DTA non-admitted	17,653,043	—	17,653,043
Subtotal net admitted DTA	11,916,962	—	11,916,962
DTL	124,951	—	124,951
Net admitted DTA	$11,792,011	$—	$11,792,011

	Change
	Ordinary	Capital	Total
Gross DTA	$5,670,017	$—	$5,670,017
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	5,670,017	—	5,670,017
DTA non-admitted	4,284,533	—	4,284,533
Subtotal net admitted DTA	1,385,484	—	1,385,484
DTL	37,813	—	37,813
Net admitted DTA	$1,347,671	$—	$1,347,671

DTA Admissibility

The admission calculation components were as follows:

	December 31, 2019
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$69,435	$69,435
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	13,139,682	(69,435)	13,070,247
i. Adjusted gross DTA expected to be realized following
the balance sheet date	13,139,682	(69,435)	13,070,247
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	31,159,482
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	162,764	—	162,764
DTA admitted	$13,302,446	$—	$13,302,446

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

	December 31, 2018
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$21,792	$21,792
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	11,792,011	(21,792)	11,770,219
i. Adjusted gross DTA expected to be realized following
the balance sheet date	11,792,011	(21,792)	11,770,219
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	29,008,690
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	124,951	—	124,951
DTA admitted	$11,916,962	$—	$11,916,962

	Change
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$47,643	$47,643
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	1,347,671	(47,643)	1,300,028
i. Adjusted gross DTA expected to be realized following
the balance sheet date	1,347,671	(47,643)	1,300,028
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	2,150,792
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	37,813	—	37,813
DTA admitted	$1,385,484	$—	$1,385,484

Threshold Limitation

	December 31,
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation
amount	687%	745%
Amount of adjusted capital and surplus used to determine recovery period
and threshold limitation	$207,729,881	$193,391,265

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Impacts of Tax-Planning Strategies

The impacts of tax-planning strategies were as follows:

	December 31, 2019
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$35,240,022	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$13,302,446	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	December 31, 2018
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$29,570,005	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$11,916,962	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$5,670,017	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$1,385,484	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

As of December 31, 2019 and 2018, our tax planning strategies did not include the use of reinsurance.
As of December 31, 2019 and 2018, we had no temporary differences for which a DTL was not recognized.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Income Taxes Incurred

Current income taxes incurred consisted of the following major components:

	For the year ended December 31,
	2019	2018	Change
Federal	$6,155,048	$5,993,551	$161,497
Foreign	—	—	—
Subtotal	6,155,048	5,993,551	161,497
Federal income tax on net capital gains	56,101	13,334	42,767
Other – federal income tax interest	—	—	—
Federal and foreign income taxes incurred	$6,211,149	$6,006,885	$204,264

DTA and DTL Components

The main components of the DTA and DTL were as follows:

	December 31,
	2019	2018	Change
DTA:
Ordinary:
Tax basis deferred acquisition costs	$34,284,917	$28,633,630	$5,651,287
Stock options	913,459	868,954	44,505
Non-admitted assets	41,645	55,027	(13,382)
Reserves	—	7,916	(7,916)
Bonds	—	4,283	(4,283)
Intangible assets	—	194	(194)
Other	246,080	246,080	—
Gross ordinary DTA	35,486,101	29,816,084	5,670,017
Statutory valuation allowance adjustment	246,079	246,079	—
Non-admitted ordinary DTA	21,937,576	17,653,043	4,284,533
Admitted ordinary DTA	13,302,446	11,916,962	1,385,484

DTL:
Ordinary:
Bonds	100,768	123,827	(23,059)
Future transition reserve taxable income under U.S. tax reform	60,888	177	60,711
Other	1,108	947	161
Total ordinary DTL	162,764	124,951	37,813
Net admitted DTA	$13,139,682	$11,792,011	$1,347,671
Rate Reconciliation
Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, changes in statutory valuation allowance and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Our income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

	For the year ended December 31,
	2019	2018
Income before federal income taxes	$4,530,271	$2,465,133

Expected federal income tax expense	$951,357	$517,678
Stock options	(174,121)	(246,880)
Dividends received deduction	(150,225)	(156,797)
Foreign tax credits	(62,728)	(58,445)
Intangible amortization	(19,425)	—
Exclude IMR amortization	(6,905)	(10,734)
Disallowed expenses	27,610	43,389
Change in non-admitted assets	13,382	3,655
Change in valuation allowance	—	246,079
Impact of remeasurement under U.S. tax reform	—	139,825
Regulatory fines and penalties	—	126
Total income tax expense and change in net deferred taxes	$578,945	$477,896

Current income taxes incurred	$6,211,149	$6,006,885
Change in net DTA, before impact of non-admitting any DTA	(5,632,204)	(5,528,989)
Total income tax expense and change in net deferred taxes	$578,945	$477,896

Tax Carryforwards
As of December 31, 2019 and 2018, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2019	$56,101
2018	13,334
2017	—

Tax Loss Contingencies and Other Tax Disclosures

As of December 31, 2019, we did not have any federal or foreign income tax loss contingencies. We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2019 and 2018, we did not recognize accumulated pre-tax interest and penalties related to tax loss contingencies.

7. Capital and Surplus
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2019 and 2018, we met the minimum RBC requirements.
Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a dividend or make any other distribution if such dividends or distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as the previous year end or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2019 statutory results, we cannot pay dividends in 2020 without exceeding the statutory limitation.
We did not pay any dividends during 2019 or 2018.
The expenses related to stock based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock based compensation was $3,208,159 and $3,791,013 for the years ended December 31, 2019 and 2018, respectively.

8. Contingencies
We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

9. Fair Value Measurements
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.
Assets and Liabilities Measured at Fair Value

Assets measured at fair value are summarized below:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Separate Account assets	$233,006,402	$7,418,569	$—	$240,424,971

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Separate Account assets	$166,317,547	$6,056,730	$—	$172,374,277

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2019.

Bonds
Bonds, including loan-backed and structured securities, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.
Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office.
When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.
The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For loan-backed and structured securities, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.

Cash

The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level 1 given the nature of cash.

Separate Account Assets

Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stocks are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

We did not have any transfers into or out of Level 3 during 2019 or 2018.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2019

Financial Instruments Disclosed at Fair Value
We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2019
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$209,963,419	$195,191,773	$15,426,172	$194,537,247	$—
Cash	16,646,292	16,646,292	16,646,292	—	—
Separate Account assets	240,424,971	240,424,971	233,006,402	7,418,569	—

	December 31, 2018
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$160,175,647	$162,225,047	$9,870,703	$150,304,944	$—
Cash	37,484,576	37,484,576	37,484,576	—	—
Separate Account assets	172,374,277	172,374,277	166,317,547	6,056,730	—

10. Subsequent Events

We have evaluated subsequent events through April 15, 2020, which was the date our statutory-basis financial statements were available to be issued. On March 4, 2020, we received a $5,100,000 capital contribution from our parent PFS. We are not subject to an annual fee under Section 9010 of the Federal Affordable Care Act.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the financial results.

Part C
Other Information

Item 26. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)

(c2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies (Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(c3)	Registered Representative Agreement (Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference from Exhibit (d1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d2)	Form of Change of Insured Rider (Incorporated by Reference from Exhibit (d2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d3)	Form of Cost of Living Increase Rider (Incorporated by Reference from Exhibit (d3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d4)	Form of Death Benefit Guarantee Rider (Incorporated by Reference from Exhibit (d4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d5)	Form of Life Paid-up Rider (Incorporated by Reference from Exhibit (d5) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d6)	Form of Return of Cost of Insurance Rider (Incorporated by Reference from Exhibit (d6) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d7)	Form of Salary Increase Rider (Incorporated by Reference from Exhibit (d7) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d8)	Form of Surrender Value Enhancement Rider (Incorporated by Reference from Exhibit (d8) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d9)	Form of Waiver of Monthly Policy Charge Rider (Incorporated by Reference from Exhibit (d9) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d10)	Form of Waiver of Specified Premium Rider (Incorporated by Reference from Exhibit (d10) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d11)	Form of Accelerated Benefits Rider (Incorporated by Reference from Exhibit (d11) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d12)	Form of Death Benefits Advance Rider (Incorporated by Reference from Exhibit (d12) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d13)	Form of Extended Coverage Rider (Incorporated by Reference from Exhibit (d13) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d14)	Form of Aviation Exclusion Rider (Incorporated by Reference from Exhibit (d14) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d15)	Form of Hazardous Sports Exclusion Rider (Incorporated by Reference from Exhibit (d15) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d16)	Form of Account Value Enhancement Endorsement (Filed as Exhibit (d16) on 02/26/2015)(Accession No. 0001526622-15-000007)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference from Exhibit (e1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Incorporated by Reference from from Exhibit (e2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Incorporated by Reference from from Exhibit (e3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e4)	Form of Supplemental Application (Incorporated by Reference from from Exhibit (e4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(f2)	Bylaws of Depositor (Incorporated by Reference from from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts (Incorporated by Reference from from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(h)	Participation Agreements

	1.	AllianceBernstein
(a) Participation Agreement dated December 15, 2014 (Incorporated by Reference From Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b) Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c) Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d) Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e) Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(f) Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(g) Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h) Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

2.	American Century
	(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3.	American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4.	Calvert Variable Series Inc.
	(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5.	ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6.	Delaware Distributors
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
7.	Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)
8.	DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

	(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)
9.	Fidelity Distributors Corporation
	(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment to Participation Agreement dated October 15, 2019 *

10.	Franklin Templeton
	(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(d)	Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
	(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11.	Invesco (formerly AIM Advisors, Inc.)
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

12.	Janus
	(a)	Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(j)	Amendment to Participation Agreement dated October 15, 2019 *
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

	(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)

(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

	(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 *
	(s)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13.	Lord Abbett
	(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
	(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14.	MFS
	(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
	(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as Exhibit 99(h)14(c) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 201 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

15.	Neuberger Berman Advisors
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

16.	Oppenheimer
	(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

17.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
	(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

18.	Putnam
	(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

	(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(e)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	19.	TOPS (Northern Lights)
		(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

	20.	Van Eck
		(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
		(g)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
		(h)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
		(i)	Amendment 6 to Service Agreement dated October 15, 2019 *
		(j)	Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)
(k)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	21.	Wanger International
		(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
		(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts:
(1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's Filing on Form N-6 on 12/09/2011 (Accession No. 0000898745-11-000809)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(1)	Consent of Ernst & Young LLP *

	(2)	Powers of Attorney - N/A

	(3)	Opinion of Counsel *

(o)	Financial Statements Schedules
Principal National Life Insurance Company
	(1)	Report of Independent Registered Public Accounting Firm on Schedules *
	(2)	Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2019 *
	(3)	Schedule III - Supplementary Insurance Information As of December 31, 2019, 2018, and 2017 and for each of the years then ended *
	(4)	Schedule IV - Reinsurance As of December 31, 2019, 2018, and 2017 and for each of the years then ended *

All other schedules for which provision is made in the application accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as exhibit 99.q on 04/27/2015 (Accession No. 0001526622-15-000016)

* Filed herein
** To be filed by amendment
Item 27. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Gregory A. Linde Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Vice President/Chief Actuary
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Vice President - Retirement and Income Solutions
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
Matthew C. Ahmann(1)	Associate Vice President - Government Relations
Nicholas M. Cecere(1)	Senior Vice President - U.S. Insurance Solutions
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Catherine M. Drexler(1)	Counsel and Assistant Corporate Secretary
Timothy M. Dunbar(1)	President - Principal Global Asset Management
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Julie M. Lawler(1)	Executive Vice President and Chief Risk Officer
Christopher J. Littlefield	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Guy R. Montag(1)	Vice President, Associate General Counsel, and Assistant Corporate Secretary
Kevin J. Morris(1)	Vice President and Chief Marketing Officer
Christopher D. Payne(1)	Vice President - Federal Government Relations
Angela R. Sanders(1)	Senior Vice President and Controller
Nathan A. Schelhaas(1)	Vice President and Chief Actuary - Individual Life
Gary P. Scholten(1)	Executive Vice President, Chief Information Officer, and Chief Digital Officer
Karen E. Shaff(1)	Executive Vice President and Chief Legal Officer
Kathleen Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Traci L. Weldon(1)	Assistant Vice President - Compliance
Dan L. Westholm(1)	Assistant Vice President - Treasury
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2019 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal National Life Insurance Company - Organizational Structure
(December 31, 2019)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100

-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	95.8
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Opportunity Fund LP	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.	Netherlands	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.	Luxembourg	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100

-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100

-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.24
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

Bill Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Doug Hodgson	Counsel
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Chief Operating Officer
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President, General Counsel and Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Assistant Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$4,273,496.87	—	—	—
Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.

Item 32. Management Services
N/A
Item 33. Fee Representation
Principal National Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal National Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 28th day of April, 2020.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Gregory A. Linde
Gregory A. Linde
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Gregory A. Linde
Gregory A. Linde
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ G. A. Linde	Chairman and President	April 28, 2020
G. A. Linde

/s/ A. R. Sanders	Senior Vice President and Controller	April 28, 2020
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Chief Financial Officer	April 28, 2020
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Vice President and Chief Actuary	April 28, 2020
K. A. McCullum

/s/ G. W. Patterson	Director	April 28, 2020
G. W. Patterson